UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street Suite 3000 Chicago, IL			60606
(Address of principal executive offices)			(Zip code)

Scott R. Plummer Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, Minnesota 55474

P. Zachary Egan Columbia Acorn Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 634-9200

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Q2 2014

Columbia Acorn Family of Funds

Class A, B, C, I, R, R4, R5, Y and Z Shares

Managed by Columbia Wanger Asset Management, LLC

Semiannual Report

June 30, 2014

■  Columbia
Acorn® Fund

■  Columbia
Acorn International®

■  Columbia
Acorn USA®

■  Columbia
Acorn International SelectSM

■  Columbia
Acorn SelectSM

■  Columbia
Thermostat FundSM

■  Columbia
Acorn Emerging Markets FundSM

■  Columbia
Acorn European FundSM

Not FDIC insured • No bank guarantee • May lose value

Columbia Acorn Family of Funds

Net Asset Value Per Share as of 6/30/14

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Class A	$35.86	$48.82	$34.52	$29.37	$24.56	$15.07	$13.80	$15.96
Class B	$32.14	$47.17	$30.84	$27.77	$21.68	$15.14	NA	NA
Class C	$31.51	$46.96	$30.50	$27.60	$21.33	$15.12	$13.70	$15.77
Class I	$37.56	$48.99	$36.49	$29.74	$25.86	NA	$13.86	$15.97
Class R	NA	$48.69	NA	NA	NA	NA	NA	NA
Class R4	$38.07	$49.24	$37.03	$29.90	$26.24	$14.97	$13.94	$16.04
Class R5	$38.09	$48.93	$37.03	$29.89	$26.25	$14.99	$13.93	$16.12
Class Y	$38.15	$49.29	$37.10	$29.89	$26.33	$14.98	$13.81	NA
Class Z	$37.50	$48.95	$36.36	$29.73	$25.76	$14.91	$13.84	$15.98

The views expressed in the "Squirrel Chatter II" and "In a Nutshell" commentaries reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective authors disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

Acorn®, Acorn USA® and Acorn International® are service marks owned and registered by Columbia Acorn Trust.

A Comment on Trading Volumes

Market conditions are always changing and vary by country and industry sector, and investing in international markets involves unique risks. In the wake of the 2007-2009 financial crisis, trading volumes in both emerging and developed international markets declined significantly and have stayed at generally reduced levels since then. Although it is difficult to accurately assess trends in trading volumes in foreign markets, because some amount of activity has migrated to alternative trading venues, a reduction in trading volumes poses challenges to the Funds. This is particularly so because the Funds focus on small- and mid-cap companies that usually have lower trading volumes and often take sizeable positions in portfolio companies. As a result of lower trading volumes, it may take longer to buy or sell securities, which can exacerbate a Fund's exposure to volatile markets. A Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals. If a Fund is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. As a Fund grows in size, these considerations take on increasing significance and may adversely impact performance.

You are invited to the 2014 Columbia Acorn Funds Shareholder Information Meeting

Where: Drinker Biddle & Reath LLP
191 North Wacker Drive, Suite 3700
Chicago, IL

When: Wednesday, September 24, 2014
12 p.m. CDT
A buffet lunch will be served beginning at 11:30.

RSVP: By calling 800.922.6769 or online at columbiamanagement.com. Please respond by September 19, 2014.

Webcast Replay: Available at columbiamanagement.com in October.

Public Transportation

For directions using public transportation, call 312.836.7000 or visit the Chicago Transit Authority website at transitchicago.com. Metra information is also available by calling this number or can be found at metrarail.com.

Parking Information

Two parking options are located on Lake Street in the same block as the meeting location, which is between N. Wacker Drive and N. Franklin Street. Lake Street runs one way east after crossing N. Wacker Drive. Hourly parking rates apply at both locations. The first, with signage stating "Public Parking," provides direct access to the building in which the meeting will be held. The second option is a "Self Park" garage located next to the first but without direct access to the building.

Driving Directions

From the south:
Take 1-57 to the Dan Ryan Expressway. Follow the signs for the Kennedy Expressway West. Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn right onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

From the north:
Take the Kennedy Expressway (I-90/94) south to Chicago. Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn left onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

From the west:
Take the Eisenhower Expressway (I-290) from the west. Follow the signs for the Kennedy Expressway West. Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn right onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

From the southwest:
Take the Stevenson Expressway (I-55). Exit to the Kennedy Expressway (North-Wisconsin). Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn right onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

Columbia Acorn Family of Funds

Table of Contents

2014 Mid-year Distributions	1
Understanding Your Expenses	3
Share Class Performance	6
Fund Performance vs. Benchmarks	7
Descriptions of Indexes	8
Squirrel Chatter II: High Frequency Trading	9
Columbia Acorn® Fund
In a Nutshell	12
At a Glance	13
Major Portfolio Changes	28
Statement of Investments	30
Columbia Acorn International®
In a Nutshell	14
At a Glance	15
Major Portfolio Changes	42
Statement of Investments	44
Portfolio Diversification	53
Columbia Acorn USA®
In a Nutshell	16
At a Glance	17
Major Portfolio Changes	54
Statement of Investments	55
Columbia Acorn International SelectSM
In a Nutshell	18
At a Glance	19
Major Portfolio Changes	61
Statement of Investments	62
Portfolio Diversification	67
Columbia Acorn SelectSM
In a Nutshell	20
At a Glance	21
Major Portfolio Changes	68
Statement of Investments	69
Columbia Thermostat FundSM
In a Nutshell	22
At a Glance	23
Statement of Investments	74
Columbia Acorn Emerging Markets FundSM
In a Nutshell	24
At a Glance	25
Major Portfolio Changes	76
Statement of Investments	78
Portfolio Diversification	83
Columbia Acorn European FundSM
In a Nutshell	26
At a Glance	27
Major Portfolio Changes	84
Statement of Investments	86
Portfolio Diversification	90
Columbia Acorn Family of FundsSM
Statements of Assets and Liabilities	92
Statements of Operations	94
Statements of Changes in Net Assets	96
Financial Highlights	102
Notes to Financial Statements	118
Board Approval of the Advisory Agreement	129
Expense Information	134

Columbia Acorn Family of Funds

2014 Mid-year Distributions

The following table lists the mid-year distributions for the Columbia Acorn Family of Funds. The record date was June 3, 2014, and the ex-dividend and payable date was June 4, 2014. Share classes that did not have a distribution are not shown.

Fund	Short-term Capital Gain	Long-term Capital Gain	Ordinary Income	Reinvestment Price
Columbia Acorn® Fund
Class A	None	$0.77142	None	$34.43
Class B	None	$0.77142	None	$30.87
Class C	None	$0.77142	None	$30.27
Class I	None	$0.77142	None	$36.05
Class R4	None	$0.77142	None	$36.55
Class R5	None	$0.77142	None	$36.57
Class Y	None	$0.77142	None	$36.61
Class Z	None	$0.77142	None	$35.99
Columbia Acorn International®
Class A	None	$0.51263	$0.00989	$47.77
Class B	None	$0.51263	$0.00989	$46.19
Class C	None	$0.51263	$0.00989	$45.98
Class I	None	$0.51263	$0.00989	$47.93
Class R	None	$0.51263	$0.00989	$47.66
Class R4	None	$0.51263	$0.00989	$48.18
Class R5	None	$0.51263	$0.00989	$47.87
Class Y	None	$0.51263	$0.00989	$48.23
Class Z	None	$0.51263	$0.00989	$47.89
Columbia Acorn USA®
Class A	None	$0.48294	None	$32.89
Class B	None	$0.48294	None	$29.40
Class C	None	$0.48294	None	$29.07
Class I	None	$0.48294	None	$34.75
Class R4	None	$0.48294	None	$35.27
Class R5	None	$0.48294	None	$35.26
Class Y	None	$0.48294	None	$35.33
Class Z	None	$0.48294	None	$34.63
Columbia Acorn International SelectSM
Class A	None	$0.11175	None	$28.42
Class B	None	$0.11175	None	$26.87
Class C	None	$0.11175	None	$26.72
Class I	None	$0.11175	None	$28.76
Class R4	None	$0.11175	None	$28.92
Class R5	None	$0.11175	None	$28.91
Class Y	None	$0.11175	None	$28.90
Class Z	None	$0.11175	None	$28.76

Columbia Acorn Family of Funds

2014 Mid-year Distributions, continued

Fund	Short-term Capital Gain	Long-term Capital Gain	Ordinary Income	Reinvestment Price
Columbia Acorn SelectSM
Class A	None	$1.29865	None	$24.15
Class B	None	$1.29865	None	$21.32
Class C	None	$1.29865	None	$20.98
Class I	None	$1.29865	None	$25.42
Class R4	None	$1.29865	None	$25.79
Class R5	None	$1.29865	None	$25.80
Class Y	None	$1.29865	None	$25.88
Class Z	None	$1.29865	None	$25.32
Columbia Thermostat FundSM
Class A	$0.00423	$0.05962	$0.01219	$14.96
Class B	$0.00423	$0.05962	$0.01219	$15.04
Class C	$0.00423	$0.05962	$0.01219	$15.02
Class R4	$0.00423	$0.05962	$0.01219	$14.86
Class R5	$0.00423	$0.05962	$0.01219	$14.87
Class Y	$0.00423	$0.05962	$0.01219	$14.86
Class Z	$0.00423	$0.05962	$0.01219	$14.79
Columbia Acorn Emerging Markets FundSM
Class A	None	None	$0.00857	$13.60
Class I	None	None	$0.00857	$13.66
Class R4	None	None	$0.00857	$13.73
Class R5	None	None	$0.00857	$13.73
Class Y	None	None	$0.00857	$13.61
Class Z	None	None	$0.00857	$13.64
Columbia Acorn European FundSM
Class A	$0.05036	$0.02551	$0.00589	$16.00
Class C	$0.05036	$0.02551	None	$15.82
Class I	$0.05036	$0.02551	$0.00589	$16.01
Class R5	$0.05036	$0.02551	$0.00589	$16.16
Class Z	$0.05036	$0.02551	$0.00589	$16.02

Understanding Your Expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class A, B, C, I, R, R4, R5, Y and Z shares of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Funds' actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Funds' actual return) and then applies the Funds' actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the "Fund of Funds" table.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	1,024.70	1,019.49	5.37	5.36	1.07
Class B	1,000.00	1,000.00	1,021.50	1,016.22	8.67	8.65	1.73
Class C	1,000.00	1,000.00	1,021.30	1,016.02	8.87	8.85	1.77
Class I	1,000.00	1,000.00	1,026.60	1,021.32	3.52	3.51	0.70
Class R4	1,000.00	1,000.00	1,026.20	1,020.73	4.12	4.11	0.82
Class R5	1,000.00	1,000.00	1,026.50	1,021.08	3.77	3.76	0.75
Class Y	1,000.00	1,000.00	1,027.00	1,021.32	3.52	3.51	0.70
Class Z	1,000.00	1,000.00	1,026.40	1,020.88	3.97	3.96	0.79

Understanding Your Expenses, continued

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	1,058.40	1,018.74	6.23	6.11	1.22
Class B	1,000.00	1,000.00	1,054.50	1,015.08	9.98	9.79	1.96
Class C	1,000.00	1,000.00	1,054.50	1,015.08	9.98	9.79	1.96
Class I	1,000.00	1,000.00	1,060.20	1,020.58	4.34	4.26	0.85
Class R	1,000.00	1,000.00	1,056.30	1,016.71	8.31	8.15	1.63
Class R4	1,000.00	1,000.00	1,059.20	1,019.69	5.26	5.16	1.03
Class R5	1,000.00	1,000.00	1,060.10	1,020.33	4.60	4.51	0.90
Class Y	1,000.00	1,000.00	1,060.30	1,020.58	4.34	4.26	0.85
Class Z	1,000.00	1,000.00	1,060.10	1,020.23	4.70	4.61	0.92
Columbia Acorn USA®
Class A	1,000.00	1,000.00	1,025.70	1,018.20	6.68	6.66	1.33
Class B	1,000.00	1,000.00	1,021.10	1,013.84	11.07	11.03	2.21
Class C	1,000.00	1,000.00	1,022.30	1,014.93	9.98	9.94	1.99
Class I	1,000.00	1,000.00	1,028.00	1,020.43	4.42	4.41	0.88
Class R4	1,000.00	1,000.00	1,027.00	1,019.54	5.33	5.31	1.06
Class R5	1,000.00	1,000.00	1,027.60	1,019.89	4.98	4.96	0.99
Class Y	1,000.00	1,000.00	1,027.80	1,020.23	4.63	4.61	0.92
Class Z	1,000.00	1,000.00	1,026.90	1,019.49	5.38	5.36	1.07
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	1,095.70	1,017.55	7.59	7.30	1.46
Class B	1,000.00	1,000.00	1,092.30	1,014.38	10.89	10.49	2.10
Class C	1,000.00	1,000.00	1,091.60	1,013.74	11.56	11.13	2.23
Class I	1,000.00	1,000.00	1,098.00	1,019.34	5.72	5.51	1.10
Class R4	1,000.00	1,000.00	1,097.10	1,018.74	6.34	6.11	1.22
Class R5	1,000.00	1,000.00	1,097.50	1,019.14	5.93	5.71	1.14
Class Y	1,000.00	1,000.00	1,097.90	1,019.39	5.67	5.46	1.09
Class Z	1,000.00	1,000.00	1,097.30	1,018.99	6.08	5.86	1.17
Columbia Acorn SelectSM
Class A	1,000.00	1,000.00	1,012.20	1,018.25	6.59	6.61	1.32
Class B	1,000.00	1,000.00	1,008.40	1,014.43	10.41	10.44	2.09
Class C	1,000.00	1,000.00	1,008.50	1,014.68	10.16	10.19	2.04
Class I	1,000.00	1,000.00	1,013.80	1,020.13	4.69	4.71	0.94
Class R4	1,000.00	1,000.00	1,013.30	1,019.14	5.69	5.71	1.14
Class R5	1,000.00	1,000.00	1,013.70	1,019.84	4.99	5.01	1.00
Class Y	1,000.00	1,000.00	1,014.00	1,020.08	4.74	4.76	0.95
Class Z	1,000.00	1,000.00	1,013.50	1,019.64	5.19	5.21	1.04

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn Emerging Markets FundSM
Class A	1,000.00	1,000.00	1,032.80	1,016.96	7.96	7.90	1.58
Class C	1,000.00	1,000.00	1,028.50	1,013.24	11.72	11.63	2.33
Class I	1,000.00	1,000.00	1,034.20	1,018.79	6.10	6.06	1.21
Class R4	1,000.00	1,000.00	1,034.00	1,018.45	6.46	6.41	1.28
Class R5	1,000.00	1,000.00	1,034.00	1,018.50	6.40	6.36	1.27
Class Y	1,000.00	1,000.00	1,034.30	1,018.70	6.20	6.16	1.23
Class Z	1,000.00	1,000.00	1,033.50	1,018.10	6.81	6.76	1.35
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	1,023.10	1,016.12	8.78	8.75	1.75
Class C	1,000.00	1,000.00	1,019.70	1,012.40	12.52	12.47	2.50
Class I	1,000.00	1,000.00	1,024.30	1,017.55	7.33	7.30	1.46
Class R4*	1,000.00	1,000.00	1,012.00	1,017.41	0.16	7.45	1.49
Class R5	1,000.00	1,000.00	1,024.10	1,017.26	7.63	7.60	1.52
Class Z	1,000.00	1,000.00	1,024.30	1,017.36	7.53	7.50	1.50

Fund of Funds—Columbia Thermostat Fund

January 1, 2014 — June 30, 2014

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Thermostat FundSM
Class A	1,000.00	1,000.00	1,038.90	1,022.32	2.53	2.51	0.50	5.21	5.16	1.03
Class B	1,000.00	1,000.00	1,036.50	1,019.84	5.05	5.01	1.00	7.73	7.66	1.53
Class C	1,000.00	1,000.00	1,035.20	1,018.60	6.31	6.26	1.25	8.98	8.91	1.78
Class R4	1,000.00	1,000.00	1,040.60	1,023.55	1.26	1.25	0.25	3.95	3.91	0.78
Class R5	1,000.00	1,000.00	1,041.20	1,023.65	1.16	1.15	0.23	3.85	3.81	0.76
Class Y	1,000.00	1,000.00	1,041.30	1,023.90	0.91	0.90	0.18	3.59	3.56	0.71
Class Z	1,000.00	1,000.00	1,040.70	1,023.55	1.26	1.25	0.25	3.95	3.91	0.78

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Except with respect to Columbia Thermostat Fund, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

In the case of Columbia Thermostat Fund, effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly by the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Acorn International, Columbia Acorn Select, Columbia Thermostat Fund and Columbia Acorn European Fund, account value at the end of the period would have been reduced.

*  Class R4 shares of Columbia Acorn European Fund commenced operations on June 25, 2014.

Columbia Acorn Family of Funds

Share Class Performance Average Annual Total Returns through 6/30/14

	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class Y	Class Z
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Columbia Acorn® Fund
Year to date*	2.47%	-3.42%	2.15%	-2.83%	2.13%	1.13%	2.66%	NA	2.62%	2.65%	2.70%	2.64%
1 year	21.18%	14.21%	20.40%	15.40%	20.35%	19.35%	21.64%	NA	21.52%	21.59%	21.66%	21.57%
5 years	19.00%	17.60%	18.31%	18.11%	18.12%	18.12%	19.42%	NA	19.35%	19.37%	19.40%	19.36%
10 years	9.45%	8.80%	8.77%	8.77%	8.61%	8.61%	9.80%	NA	9.76%	9.78%	9.79%	9.77%
Columbia Acorn International®
Year to date*	5.84%	-0.23%	5.45%	0.45%	5.45%	4.45%	6.02%	5.63%	5.92%	6.01%	6.03%	6.01%
1 year	22.15%	15.13%	21.23%	16.23%	21.23%	20.23%	22.60%	21.63%	22.41%	22.54%	22.60%	22.51%
5 years	15.27%	13.91%	14.49%	14.25%	14.40%	14.40%	15.71%	14.90%	15.63%	15.66%	15.68%	15.65%
10 years	11.63%	10.97%	10.88%	10.88%	10.77%	10.77%	12.03%	11.29%	11.99%	12.00%	12.02%	12.00%
Columbia Acorn USA®
Year to date*	2.57%	-3.32%	2.11%	-2.89%	2.23%	1.23%	2.80%	NA	2.70%	2.76%	2.78%	2.69%
1 year	21.93%	14.93%	20.91%	15.91%	21.17%	20.17%	22.50%	NA	22.35%	22.39%	22.45%	22.28%
5 years	19.64%	18.22%	18.82%	18.62%	18.76%	18.76%	20.08%	NA	19.99%	20.01%	20.02%	19.97%
10 years	8.23%	7.59%	7.51%	7.51%	7.41%	7.41%	8.58%	NA	8.54%	8.55%	8.56%	8.54%
Columbia Acorn International SelectSM
Year to date*	9.57%	3.28%	9.23%	4.23%	9.16%	8.16%	9.80%	NA	9.71%	9.75%	9.79%	9.73%
1 year	23.24%	16.14%	22.48%	17.48%	22.28%	21.28%	23.75%	NA	23.55%	23.68%	23.76%	23.64%
5 years	14.88%	13.53%	14.15%	13.91%	13.97%	13.97%	15.33%	NA	15.25%	15.27%	15.29%	15.26%
10 years	10.75%	10.09%	10.05%	10.05%	9.88%	9.88%	11.14%	NA	11.10%	11.11%	11.12%	11.11%
Columbia Acorn SelectSM
Year to date*	1.22%	-4.60%	0.84%	-3.92%	0.85%	-0.10%	1.38%	NA	1.33%	1.37%	1.40%	1.35%
1 year	20.90%	13.96%	19.94%	15.43%	20.03%	19.13%	21.32%	NA	21.19%	21.28%	21.36%	21.21%
5 years	16.61%	15.24%	15.84%	15.62%	15.71%	15.71%	17.04%	NA	16.93%	16.95%	16.97%	16.94%
10 years	7.97%	7.33%	7.25%	7.25%	7.12%	7.12%	8.32%	NA	8.27%	8.28%	8.29%	8.28%
Columbia Thermostat FundSM
Year to date*	3.89%	-2.09%	3.65%	-1.35%	3.52%	2.52%	NA	NA	4.06%	4.12%	4.13%	4.07%
1 year	8.90%	2.62%	8.32%	3.32%	8.06%	7.06%	NA	NA	9.16%	9.25%	9.28%	9.20%
5 years	14.10%	12.76%	13.54%	13.29%	13.27%	13.27%	NA	NA	14.38%	14.41%	14.43%	14.40%
10 years	6.77%	6.14%	6.22%	6.22%	5.98%	5.98%	NA	NA	7.04%	7.05%	7.06%	7.04%
Columbia Acorn Emerging Markets FundSM
Year to date*	3.28%	-2.69%	NA	NA	2.85%	1.85%	3.42%	NA	3.40%	3.40%	3.43%	3.35%
1 year	15.87%	9.22%	NA	NA	14.93%	13.93%	16.28%	NA	16.23%	16.27%	16.32%	16.15%
Life of Fund	12.40%	10.10%	NA	NA	11.60%	11.60%	12.85%	NA	12.81%	12.81%	12.81%	12.72%
Columbia Acorn European FundSM
Year to date*	2.31%	-3.60%	NA	NA	1.97%	0.97%	2.43%	NA	2.43%	2.41%	NA	2.43%
1 year	27.31%	19.99%	NA	NA	26.40%	25.40%	27.66%	NA	27.68%	27.62%	NA	27.69%
Life of Fund	18.57%	16.15%	NA	NA	17.72%	17.72%	18.90%	NA	18.88%	18.87%	NA	18.88%

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B shares are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C shares are shown with and without the maximum CDSC of 1.00% for the first year after purchase. The Funds' other classes are not subject to sales charges and have limited eligibility. Please see the Funds' prospectuses for details. Performance for different share classes will vary based on differences in sales charges and certain fees associated with each class.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower. Please see Pages 124-125 of this report for information on contractual fee waiver and expense reimbursement agreements in place on June 30, 2014, for Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund and voluntary fee waiver and expense reimbursement arrangements in place for Columbia Acorn International, Columbia Acorn International Select and Columbia Acorn Select.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.922.6769.

The returns shown include the returns of each Fund's Class Z shares, each Fund's oldest share class, in cases where the inception date of the Fund is earlier than the inception date of the particular share class or where a period shown dates to before the inception date of the share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Continued on Page 7.

Fund Performance vs. Benchmarks Class Z Average Annual Total Returns through 6/30/14

Class Z Shares	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Columbia Acorn® Fund (ACRNX) (6/10/70)	2.66%	2.64%	21.57%	19.36%	9.77%	14.82%
Russell 2500 Index	3.57%	5.95%	25.58%	21.63%	9.78%	NA
S&P 500 Index**	5.23%	7.14%	24.61%	18.83%	7.78%	11.06%
Russell 2000 Index	2.05%	3.19%	23.64%	20.21%	8.70%	NA
Lipper Mid-Cap Growth Funds Index	2.89%	4.30%	24.62%	19.19%	9.39%	NA
Columbia Acorn International® (ACINX) (9/23/92)	4.73%	6.01%	22.51%	15.65%	12.00%	11.66%
S&P Global Ex-U.S. Between $500M and $5B Index	5.39%	7.70%	23.35%	14.09%	10.55%	8.97%
S&P Global Ex-U.S. SmallCap Index	4.09%	7.47%	27.02%	14.90%	10.19%	8.46%
MSCI EAFE Index (Net)	4.09%	4.78%	23.57%	11.77%	6.93%	6.59%
Lipper International Small/Mid Growth Funds Index	2.11%	4.38%	24.46%	16.99%	10.95%	NA
Columbia Acorn USA® (AUSAX) (9/4/96)	2.04%	2.69%	22.28%	19.97%	8.54%	11.08%
Russell 2000 Index	2.05%	3.19%	23.64%	20.21%	8.70%	8.85%
Lipper Small-Cap Growth Funds Index	0.52%	0.04%	21.73%	19.23%	7.91%	7.32%
Columbia Acorn Int'l SelectSM (ACFFX) (11/23/98)	6.52%	9.73%	23.64%	15.26%	11.11%	10.24%
S&P Developed Ex-U.S. Between $2B and $10B Index	4.82%	7.18%	25.07%	13.67%	8.89%	8.29%
MSCI EAFE Index (Net)	4.09%	4.78%	23.57%	11.77%	6.93%	4.94%
Lipper International Small/Mid Growth Funds Index	2.11%	4.38%	24.46%	16.99%	10.95%	11.09%
Columbia Acorn SelectSM (ACTWX) (11/23/98)	1.69%	1.35%	21.21%	16.94%	8.28%	10.56%
S&P MidCap 400 Index	4.33%	7.50%	25.24%	21.67%	10.50%	10.82%
S&P 500 Index**	5.23%	7.14%	24.61%	18.83%	7.78%	5.34%
Lipper Mid-Cap Core Funds Index	4.07%	7.05%	26.11%	19.99%	9.30%	9.41%
Columbia Thermostat FundSM (COTZX) (9/25/02)	2.09%	4.07%	9.20%	14.40%	7.04%	8.21%
S&P 500 Index	5.23%	7.14%	24.61%	18.83%	7.78%	9.91%
Barclays U.S. Aggregate Bond Index	2.04%	3.93%	4.37%	4.85%	4.93%	4.70%
Lipper Flexible Portfolio Funds Index	3.97%	5.99%	17.92%	13.21%	7.02%	8.54%
50/50 Blended Benchmark	3.63%	5.58%	14.21%	11.92%	6.65%	7.58%
Columbia Acorn Emerging Markets FundSM (CEFZX) (8/19/11)	4.36%	3.35%	16.15%	—	—	12.72%
S&P Emerging Markets Between $500M and $5B Index	7.18%	7.94%	14.07%	—	—	6.01%
MSCI Emerging Markets Small Cap Index	5.25%	8.98%	14.20%	—	—	4.09%
Lipper Emerging Markets Index	6.99%	6.53%	14.31%	—	—	5.85%
Columbia Acorn European Fund (CAEZX)SM (8/19/11)	0.83%	2.43%	27.69%	—	—	18.88%
S&P Europe Between $500M and $5B Index	0.48%	6.69%	37.50%	—	—	21.36%
Euromoney Smaller European Companies Index	-0.04%	7.49%	39.64%	—	—	20.11%
Lipper European Region Index	2.03%	3.99%	28.76%	—	—	18.68%

The inception dates for Class A, B and C shares (if offered) are as follows: Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select, 10/16/00; Columbia Thermostat Fund, 3/3/03; Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 8/19/11. The inception dates for Class I shares are as follows: Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select, 9/27/10; Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 8/19/11. The inception date for Class R shares for Columbia Acorn International is 8/2/11. The inception date for Class R4, R5 and Y shares (if offered) is as follows: Columbia Acorn Fund, Columbia Acorn USA, Columbia Acorn International Select, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 11/8/12, except that Class Y shares of Columbia Acorn Emerging Markets Fund commenced operations on 6/13/13 and Class R4 shares of Columbia Acorn European Fund commenced operations on 6/25/14. The inception date for Class R5 shares of Columbia Acorn International is 8/2/11. The inception date for Class R4 and Y shares of Columbia Acorn International is 11/8/12. The inception date for Class Z shares is as follows: Columbia Acorn Fund, 6/10/70; Columbia Acorn International, 9/23/92; Columbia Acorn USA, 9/4/96; Columbia Acorn International Select and Columbia Acorn Select, 11/23/98; Columbia Thermostat Fund, 9/25/02; Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 8/19/11.

*Not annualized

**Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index over the life of the Fund.

Please see Page 8 for a description of the indexes listed above.

Columbia Acorn Family of Funds

Descriptions of Indexes Included in this Report

•  50/50 Blended Benchmark, established by the Fund's investment manager, is an equally weighted custom composite of Columbia Thermostat Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

•  Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

•  Euromoney Smaller European Companies (inc UK) Index is an index of smaller companies in Europe including the UK market. The Euromoney Smaller European Companies Index covers companies of small- and mid-cap market capitalization in Europe's developed markets. The index is rebalanced on a quarterly basis.

•  Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. Lipper Mid-Cap Growth Funds Index, 30 largest mid-cap growth funds, including Columbia Acorn Fund; Lipper International Small/Mid Growth Funds Index, 10 largest non-U.S. small/mid growth funds, including Columbia Acorn International; Lipper Small-Cap Growth Funds Index, 30 largest small-cap growth funds, including Columbia Acorn USA; Lipper Mid-Cap Core Funds Index, 30 largest mid-cap core funds; Lipper Flexible Portfolio Funds Index, an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. Lipper Emerging Markets Index, 30 largest emerging markets funds; Lipper European Region Index, 10 largest European funds.

•  MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 22 developed-market countries within Europe, Australasia and the Far East. The returns of the MSCI EAFE Index (Net) are presented net of the withholding tax rate applicable to foreign non-resident institutional investors in the foreign companies included in the index who do not benefit from double taxation treaties.

•  MSCI Emerging Markets Small Cap Index (Net), a widely recognized international benchmark, is a free float-adjusted market capitalization index that is designed to measure small-cap emerging market equity performance. The MSCI Emerging Markets Small Cap Index currently consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

•  Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

•  Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

•  Standard & Poor's (S&P) 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

•  S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies.

•  S&P Developed Ex-U.S. Between $2B and $10B® Index is a subset of the broad market selected by the index sponsor representing the mid-cap developed market, excluding the United States.

•  S&P Emerging Markets Between $500M and $5B® Index represents the institutionally investable capital of emerging market countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 20 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  S&P Europe Between $500M and $5B® Index represents the institutionally investable capital of European countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 17 European countries (as of December 31, 2013): Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

•  S&P Global Ex-U.S. SmallCap® Index consists of the bottom 20% of institutionally investable capital of developed and emerging countries, excluding the United States.

•  S&P Global Ex-U.S. Between $500M and $5B® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Squirrel Chatter II: High Frequency Trading

Non-fiction author and financial journalist Michael Lewis released a new book titled Flash Boys. In it, Lewis claims that the stock market is rigged for the benefit of high frequency traders (HF Traders) and big Wall Street banks. HF Traders have the quickest communications links to the stock exchanges and trade using superfast computers running complex programs, allegedly giving them the ability to manipulate trades to their advantage. While regulators are focusing greater attention on high frequency trading, our trading desk here at Columbia Wanger Asset Management (CWAM), which trades for the Columbia Acorn Funds, has long been aware of this behavior and seeks to mitigate risks to shareholders.

How it Works

Lewis's book centers on a stock trader initially working for a bank's brokerage subsidiary in New York. Beginning in late 2006, the trader noticed that when he placed orders to buy or sell a stock, he transacted a very small fraction of the stock that had been quoted, and needed to pay up to buy, or receive a lower price to sell, the remainder of his order. The problem quickly worsened and the trader confirmed with others that the market had changed. He concluded that large buyers and sellers were systematically being front-run.1 The stock market had transitioned away from block trades and toward much smaller and more frequent trades.

Through ingenious sleuthing, the trader and his growing staff of technical experts deduced what had happened. The stock market had become fragmented into numerous smaller markets as a result of Regulation National Market System, which was implemented in 2007.2 By early 2008, there were, in fact, 13 stock exchanges3 where computers displayed prices and volumes of stocks bid, and offered and matched buyers with sellers. An order placed to all 13 public exchanges did not arrive simultaneously at the exchanges. Although all were then located in northern New Jersey and connected to brokers by fiber optic cables, the trades typically arrived several thousandths of a second apart. The first exchange receiving an order tended to honor its quote of stock available for purchase or sale. However, according to Lewis, HF Traders detected underlying orders at the first exchange and then front-ran the same order at the other exchanges.

HF Traders also profit from other measures. Some exchanges make small payments to those listing stock bids or offers in order to boost volume. HF Traders provide small listings at the "best price" and accept the subsidies. When transactions occur, HF Traders then front-run the additional trades that they expect. Lewis calls those small listings "bait."

HF Traders also detect slight, fleeting differences in prices between one market and another, and arbitrage by buying stocks where they are quoted lower and quickly selling them where they are quoted higher. In total, HF Traders accounted for around 50% of stock market volume between 2008 and 2013.4

As a response to front-running by HF Traders, many large brokerage firms have created private "dark pools" for institutional investors to confidentially trade large volumes of stocks. The dark pools publicly report transactions only after they happen and promise not to disclose quotes for large blocks of stocks, which might tip off front-runners.

Lewis believes that many of the exchanges and dark pools have been corrupted by huge payments from HF Traders in exchange for special fast access to public data, access to confidential data regarding customers and orders,5 and/or the creation of strange new order types that benefit the HF Traders. Some of the trading venues have around 150 order types, far beyond the common "market" and "limit" orders. New order types include "Hide Not Slide," which enable HF Traders to be the first to buy shares at a slightly higher price should all shares offered below that price be bought.6 The HF Traders then expect to quickly flip those shares to the underlying buyer at even higher prices.

Lewis also alleges that some on-line brokers delivered all client orders to HF Traders in exchange for hundreds of millions of dollars yearly. He implies that in exchange for such payments, brokers allowed HF Traders to take advantage of their underlying clients. There have been years when the largest HF Traders' firms have had profits exceeding a billion dollars, much of that achieved by what Lewis believes are surreptitious means.

Meanwhile, the New York trader, who is the subject of Lewis's book, and many of his technical experts, disgusted with what they viewed as long-term investors being ripped off, left the brokerage subsidiary and created a new dark pool named IEX in late 2013.7 IEX's primary approach is to utilize technology that foils HF Traders' speed advantage by delaying matching orders a fraction of a second; just long enough that HF Traders cannot front-run trades. IEX also does not provide HF Traders any speed or information advantages. IEX is striving to become a full-fledged stock exchange.

Regulatory Response

Regulators were examining exchanges, dark pools and high frequency trading prior to the publication of Flash Boys and, since the publication, new investigations by the Securities and Exchange Commission (SEC), Department of Justice, Federal Bureau of Investigation, New York Attorney General and the Senate Permanent Subcommittee on Investigations have begun. Many facts concerning high frequency trading and its risks remain unclear, especially with respect to information disclosures to HF Traders and payments by HF Traders. Though investors should be concerned, definitive facts should precede decisive conclusions.

In the meantime, market reforms have been proposed by economists, regulators and large investors. Some simply propose to reduce or eliminate HF Traders' speed advantage, which in turn would reduce front-running. Transactions on all venues could be randomly delayed a fraction of a second,8 or all transactions could be done via frequent matching of orders at discrete time intervals a second apart.9 One other proposal is to simply replace "best price" with "best execution," allowing brokers to pursue larger blocks at slightly higher prices rather than the cheapest 100 shares, in an effort to not show intentions to HF Traders and get a better total price for the whole transaction.10

As another alternative, the SEC has directed the U.S. stock exchanges and their self-regulatory body, FINRA, to create a plan to trade three groups of 100 stocks each at $0.05 increments, causing a $0.05 spread between bid and ask prices.11 One group would be bound to the $0.05 increment, some exceptions such as trades at midpoints between bids and asks would be allowed for the second group, and some off-exchange trading would be allowed for the third. The experiment would determine whether mandated higher spreads would result in larger-sized and longer-lasting bid and ask quotations.

Trading for the Columbia Acorn Funds

Although Flash Boys has created some sensational headlines, the CWAM trading desk has long been aware of the issue. Like others in the markets, our traders saw the same changes in the stock market beginning in late 2006. We were doing substantial business with Lewis's featured trader and his trading desk, and the IEX team subsequently visited us prior to launching their dark pool. We have been an increasingly active client of IEX, and we support its efforts to increase fairness in the stock market.

Our traders attend industry forums, which have been discussing high frequency trading for years. The difficulty we and others face is in identifying where and how HF Traders may be affecting quality of execution. We review our executions with our trading partners on a daily basis and, through both experience and industry discussions, develop views as to where high frequency trading may be prevalent. In an effort to achieve best execution on Fund trades, we've adopted new technologies including customized computer algorithms that aim to increase liquidity without alerting front-runners. We place price limits on virtually every order, which can protect our shareholders against unanticipated volatility. We often use minimum order fill quantities and direct orders to exchanges and dark pools where we believe we can get the best execution. We've boycotted exchanges and dark pools that appeared to us to be infested with HF Traders and toxic to long-term investors.

Due to changes in regulations, consolidation of the brokerage industry, and the advent of HF Traders, there are few firms willing to take positions in stocks and make substantial markets in them. Instead, there are brokers with expertise in certain small- and mid-cap stocks, and they stay in touch with potential buyers and sellers. CWAM traders have relationships with these brokers, through which the Funds seek to achieve larger transactions at better prices.

CWAM has a committee of senior executives and compliance officers that monitor our trading on behalf of the Funds. Under current policies, independent analytical firm Abel Noser calculates our costs of trading (including both prices received versus average trade prices and commission costs), compares those costs to peers, and provides other trading metrics in a detailed quarterly report. CWAM management and CWAM's and the Funds' chief compliance officers review these detailed quarterly reports. The data indicates that CWAM trading consistently compares quite well to its peers.

Ultimately, trading stocks does cost money, and it is hard to tell whether the changes to the market in the last decade have increased those costs. While commission rates have dropped, it is not currently possible to quantify the impact from HF Traders. Keep in mind, however, that we are long-term investors, and our mature funds have portfolio turnover rates that are typically significantly below average portfolio turnover for peer mutual funds. Lower turnover tends to mitigate any adverse impacts HF Traders may have and should be beneficial to shareholders.

Charles P. McQuaid

Portfolio Manager, Analyst and Advisor
Columbia Wanger Asset Management, LLC

The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. The views/opinions expressed here are those of the author and not of the Columbia Acorn Trust Board, are subject to change at any time based upon economic, market or other conditions, may differ from views expressed by other Columbia Management associates and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund.

1  Other traders figured out what large investors were trying to do, bought or sold ahead of them, and then transacted to them at less favorable prices.

2  Lewis pointed out that the Regulation was a reform triggered by front-running by two dozen "specialists" who, at that time, had monopoly rights to make markets—show bids and offers—on stocks listed on the New York Stock Exchange (NYSE). The specialists settled front running charges by paying a $241 million fine (Flash Boys, Page 96). The Regulation broke up the monopoly of the NYSE and forced brokers to transact at any "best price" rather than strive toward the "best execution" of an entire block.

3  Michael Lewis, Flash Boys (New York: W. W. Norton & Company, 2014), p. 35.

4  Ibid., p. 108.

5  Some dark pools have in fact recently been subject to enforcement actions for claiming they kept order and trade data confidential while in fact making selective disclosures to HF Traders.

6  Lewis, op. cit., p. 171.

7  The original name, Investors' Exchange, would have had a double-entendre one-word web name, so they opted for an abbreviated version.

8  Steven M. Sears, "Peterffy's Smart Plan for Flash Trades," Barron's, June 23, 2014, p. M11.

9  Eric B. Budish, Peter Cramton and John J. Shim, "The High-Frequency Trading Arms Race: Frequent Batch Auctions as a Market Design Response" (December 23, 2013). Fama-Miller Working Paper; Chicago Booth Research Paper No. 14-03. Available at SSRN: http://ssrn.com/abstract=2388265.

10  Andy Kessler, "High-Frequency Trading Needs One Quick Fix," The Wall Street Journal, June 16, 2014, p. A15.

11  Scott Patterson, "SEC Offers Details on Five-Cent Tick Test," The Wall Street Journal, June 25, 2014, p. C3.

Columbia Acorn® Fund

In a Nutshell

Robert A. Mohn Lead Portfolio Manager	David L. Frank Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Columbia Acorn Fund Class Z shares ended the first half of 2014 up 2.64%, underperforming the 5.95% gain of its primary benchmark, the Russell 2500 Index. In the second quarter, the Fund rose 2.66% versus the 3.57% return of the benchmark. Fund relative returns continued to be negatively impacted by our growth-at-a-reasonable-price (GARP) approach, which has been out of favor in recent quarters. In the first quarter, momentum stocks were the top performers and in the second quarter we saw a switch to the other extreme as stocks paying high dividends, like utilities and REITs, did well. As GARP investors, the stocks we like fall between these two ends.

Three of the Fund's top 10 dollar contributors year to date came from the biotech and pharmaceutical industries. Orphan drug specialist Synageva BioPharma gained 62% through the end of June and 26% in the second quarter on encouraging test results. Akorn, a developer and manufacturer of specialty generic drugs, ended the six-month period up 35% and rose 51% in the second quarter on rumored price increases for generics. Ultra-orphan drug developer Ultragenyx Pharmaceutical's 240% half-year gain was driven by strong post-IPO stock performance, as investors got up to speed on the company's solid fundamentals.

Fund holdings in the telecommunications sector were also strong during both periods, with winners coming from three different telecom business models. Fiber optic telephone and data services provider tw telecom gained 30% for the six-month period and 27% in the second quarter on news it was being acquired by Level 3 Communications. Globalstar, a satellite mobile voice and data carrier, gained 144% for the half year and 60% in the second quarter. Globalstar's core telephone business improved after the completion of its second generation satellite launch late last year. The company is also trying to reposition some of its U.S. spectrum, which will allow it to be used for different services and enhance the spectrum's value. Communications tower owner SBA Communications was up 14% for the half year and 12% in the second quarter. Surprisingly strong growth in rents for antenna space on its towers, driven by demand for wireless data, resulted in faster-than-expected cash flow growth for SBA.

Car rental company Avis Budget Group was also among the Fund's winners, gaining 48% for the half year period and 23% in the second quarter. The U.S. rental car industry's volume and pricing have been improving following Hertz's decision earlier this year to downsize its rental car fleet. The Fund is also invested in Hertz (the largest U.S. rental car operator), which returned 5% for the quarter and ended the half-year period down 2%.

On the downside, consumer discretionary stocks were a drag on Fund gains during both the second quarter and half-year period. GNC, a specialty retailer of health and wellness products, was off 42% year to date and declined 23% in the second quarter. Pier 1 Imports, a home furnishings retailer, ended the half year down 33% and fell 18% in the second quarter. Both stocks were hurt by disappointing same-store sales results. Groupon, an online global marketplace for deals, was off 44% for the half year and declined 15% in the second quarter. As noted last quarter, expenditures to transition Groupon's business away from a deal-of-the-day email blaster raised concerns for investors, negatively impacting its stock.

In the second quarter, Seattle Genetics bucked the Fund's strong biotech performance trend. A developer of antibody-based therapies for cancer, its stock fell 16% due to a sell-off in biotech stocks. Generac, a manufacturer of standby power generators, declined 18% in the quarter, as sales fell short of the elevated, weather-affected numbers experienced last year after Hurricane Sandy.

We continue to believe the stylistic headwinds that we have encountered will abate, and we remain committed to our GARP philosophy. As the economy continues to strengthen, we also anticipate that merger and acquisition activity will increase. In addition to tw telecom, we had four other take-outs announced in portfolio stocks in the month of June. We believe that Columbia Acorn Fund's portfolio of small- and mid-cap companies will likely become increasingly attractive to potential strategic acquirers in a strengthening economy.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

SBA Communications	1.3%
Avis Budget Group	1.3
Synageva BioPharma	1.2
Akorn	1.0
Seattle Genetics	0.9
Generac	0.9
Hertz	0.7
Globalstar	0.6
Ultragenyx Pharmaceutical	0.3
Pier 1 Imports	0.3
Groupon	0.3
tw telecom	0.2
GNC	0.2

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

Columbia Acorn® Fund

At a Glance

Total Net Assets of the Fund:
$20.2 billion

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn® Fund Class Z Shares

June 10, 1970 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period. A $10,000 investment in Columbia Acorn Fund at inception appreciated to $31,777 on December 31, 1978, the inception date of the Russell 2500 Index. For comparison with the Russell 2500 Index, we assigned the index the same value as the Fund at index inception. Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500 Index is presented to show performance against a widely recognized market index over the life of the Fund.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	5 years	10 years	Life of Fund
Class Z (6/10/70 inception)	2.66%	2.64%	21.57%	19.36%	9.77%	14.82%
Class A (10/16/00 inception)
without sales charge	2.56	2.47	21.18	19.00	9.45	14.44
with sales charge	-3.34	-3.42	14.21	17.60	8.80	14.29
Russell 2500 Index*	3.57	5.95	25.58	21.63	9.78	n/a

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 0.79% for Class Z shares and 1.08% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/ appended-performance for more information.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Ametek Aerospace/Industrial Instruments	2.3%
2.	Mettler-Toledo International Laboratory Equipment	1.8%
3.	Donaldson Industrial Air Filtration	1.8%
4.	Amphenol Electronic Connectors	1.6%
5.	Nordson Dispensing Systems for Adhesives & Coatings	1.3%
6.	Cepheid Molecular Diagnostics	1.3%
7.	SBA Communications Communications Towers	1.3%
8.	Avis Budge Group Second Largest Car Rental Company	1.3%
9.	Synageva BioPharma Biotech Focused on Orphan Diseases	1.2%
10.	SEI Investments Mutual Fund Administration & Investment Management	1.2%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn International®

In a Nutshell

P. Zachary Egan Co-Portfolio Manager	Louis J. Mendes III Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility. Please also see "A Comment on Trading Volumes" on the inside front cover of this report.

Columbia Acorn International Class Z shares returned 4.73% in the second quarter of 2014, 0.66% behind its primary benchmark, the S&P Global Ex-U.S. Between $500M and $5B® Index. For the first half of the year, the Fund's 6.01% return was 1.69% behind its benchmark. The large-cap, developed market MSCI EAFE Index, by comparison, rose 4.09% in the quarter and was up 4.78% for the six-month period.

In international small caps, the second quarter was characterized by buoyant energy stocks. This rally was driven foremost by Canadian energy companies exposed to trends in recovering oil and gas from shale deposits using unconventional methods. Uncertainty about the future of Iraq also contributed to the sector's strength by driving oil prices modestly higher. As a group, small-cap energy stocks returned 12% in the index and 10% in the Fund in the quarter. At the other end of the spectrum, consumer discretionary stocks were comparative laggards, returning less than 4% in both the index and the Fund for the three months. Here, investors continued to fret over a deceleration of growth in China, where demand for luxury goods, in particular, has been quashed by anti-corruption-related strictures on gift giving.

ShawCor, a Canadian provider of oil and gas pipeline products, was a top contributor to returns for both the quarter and the half year. The company has historically had higher returns on capital than many of its oil service company competitors, has relatively low debt, has made significant investments in research and development, and has successfully completed some acquisitions that have helped broaden its product offering and customer base. ShawCor's global footprint and its ability to deploy mobile factory equipment give the company a unique ability to work onsite with an array of pipeline material. ShawCor's stock rose 34% in the second quarter and was up 40% for the half year.

Another top contributor was Mexican tortilla producer and distributor Gruma, which derives over 60% of its revenue from markets outside of Mexico. Streamlining of operations, lower corn costs, and a continual improvement in the business mix, have driven high profit growth. Gruma gained 45% in the quarter and was up 58% for the semiannual period.

On the downside, Fund investments in the Macau gaming industry struggled. During the second quarter, increased scrutiny of debit card money transfers from China into Macau, as well as continued weakness in the VIP market, worried investors. The Fund's three holdings in the sector—Melco Crown Entertainment, Melco International and MGM China Holdings—were down between 1% and 9% in the quarter and fell between 8% and 17% year to date. While modest, their decline can explain 40% of the Fund's underperformance versus its benchmark for the half year, and more than all of the Fund's underperformance in the second quarter, because these holdings comprised an average 2.1% of Fund assets through the first half. Gaming stocks tend to be subject to short-term volatility, but we continue to believe that, long-term, this sector offers an opportunity to benefit from continued regional wealth creation and leisure demand. These same stocks were important contributors to the Fund's strong performance versus benchmark in 2013.

In addition to the underperformance attributable to the Fund's gaming industry holdings, disappointing fundamentals in a few other positions, most notably Yandex (a search engine for Russian and Turkish languages that we sold in the second quarter), Sa Sa International (a cosmetic retailer listed in Hong Kong), and SouFun (a real estate Internet portal in China) also contributed significantly to the Fund's underperformance in the first half of 2014. Of these, SouFun fell 36% in the second quarter and 47% for the half year period. We were originally attracted to the company because of the ongoing shift to online resources within the real estate industry, the very high margins that the business model can confer, and because of SouFun's dominant market position. We initiated a small position in the stock in the fourth quarter of 2013 and, while investment holding periods in the Fund generally average more than three years, we exited SouFun in the second quarter due to its quickly deteriorating fundamentals. A slowdown in transactions in the Chinese property market and new competition exerted pricing pressure in a way we had not anticipated.

While international small-cap markets are far from monolithic, market returns over the last couple of years have, in most cases, substantially outpaced corporate earnings growth. This is another way of saying that stocks are generally more expensive than they used to be. While we believe there are still pockets of good value around, overall, achieving market returns on levels similar to the recent past will likely require economic growth that exceeds current expectations.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

Melco Crown Entertainment	1.0%
Melco International	0.7
ShawCor	0.7
Gruma	0.5
MGM China Holdings	0.4
Sa Sa International	0.4

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

Columbia Acorn International®

At a Glance

Total Net Assets of the Fund:
$8.8 billion

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn International® Class Z Shares

September 23, 1992 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	5 years	10 years	Life of Fund
Class Z (9/23/92 inception)	4.73%	6.01%	22.51%	15.65%	12.00%	11.66%
Class A (10/16/00 inception)
without sales charge	4.65	5.84	22.15	15.27	11.63	11.24
with sales charge	-1.37	-0.23	15.13	13.91	10.97	10.94
S&P Global Ex-U.S. Between $500M® and $5B*	5.39	7.70	23.35	14.09	10.55	8.97

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 0.94% for Class Z shares and 1.29% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Coronation Fund Managers (South Africa) South African Fund Manager	1.4%
2.	Neopost (France) Postage Meter Machines	1.1%
3.	Naspers (South Africa) Media in Africa, China, Russia & Other Emerging Markets	1.0%
4.	Melco Crown Entertainment — ADR (Hong Kong) Macau Casino Operator	1.0%
5.	CCL Industries (Canada) Largest Global Label Converter	1.0%
6.	WuXi PharmaTech — ADR (China) Largest Contract Research Organization Business in China	0.9%
7.	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	0.9%
8.	Jardine Lloyd Thompson Group (United Kingdom) International Business Insurance Broker	0.9%
9.	Kansai Paint (Japan) Paint Producer in Japan, India, China and Southeast Asia	0.9%
10.	IAG (Australia) General Insurance Provider	0.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn USA®

In a Nutshell

Robert A. Mohn Lead Portfolio Manager	William J. Doyle Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Columbia Acorn USA Class Z shares ended the second quarter of 2014 up 2.04%, performing in line with the 2.05% gain of its primary benchmark, the Russell 2000 Index. For the semiannual period ended June 30, the Fund was up 2.69%, underperforming the 3.19% gain of the benchmark. In the first quarter of 2014, momentum stocks were the strongest performers, and the second quarter saw a switch in favor to higher-dividend-paying cyclical stocks. As growth-at-a-reasonable-price (GARP) investors, our portfolio does not focus on either of these extremes and these rallies at the two ends of the scale hurt Fund relative returns.

The Fund's top contributor to gains for the quarter and semiannual period was car rental company Avis Budget Group. Its stock rose 47% for the half year and gained 22% in the second quarter. Hertz (the largest U.S. rental car operator) downsized its rental car fleet earlier in the year. Following this move, the U.S. rental car industry's volume and pricing have been improving. The Fund is also invested in Hertz, which fell 2% during the semiannual period but gained 5% in the second quarter.

In the telecommunications sector, tw telecom, a fiber optic telephone and data services provider, gained 27% in the second quarter on a June announcement that it was being acquired by Level 3 Communications. For the semiannual period, its stock was up 30%.

Health care stocks continued to help the Fund. Orphan drug specialist Synageva BioPharma gained 63% for the half year and 26% in the second quarter on encouraging test results. Akorn, a developer and manufacturer of specialty generic drugs, ended the six-month period up 35% and rose 51% in the second quarter on rumored price increases for generics. Sarepta Therapeutics, a biotech firm that is also focused on rare diseases, gained 24% in the second quarter and ended the half year up 46%. Sarepta's stock performed well after the company received favorable news regarding the regulatory status of its Duchenne muscular dystrophy drug, Eteplirsen.

Not all Fund biotech stocks were outperformers. Seattle Genetics, a provider of antibody-based therapies for cancer treatment, was the biggest detractor from gains in the second quarter, falling 16% and ending the half year down 4%. The stock was hurt by a sell-off in biotech stocks in the second quarter. For the semiannual period, home furnishing retailer Pier 1 Imports was the worst detractor from gains, falling 33% for the six-month period on disappointing same-store sales results. Its stock fell 18% in the second quarter. Other laggards included Generac, a manufacturer of standby power generators, which declined 17% in the quarter and 14% for the half year, as sales fell short of the elevated, weather-affected numbers experienced last year after Hurricane Sandy. MB Financial, a Chicago bank, also had disappointing results, falling 12% in the second quarter and 15% year to date. MB Financial dropped on news that its announced acquisition of Taylor Capital will be pushed out into the second half of 2014 as Taylor addresses a potential deposit program violation.

With the economy showing signs of improvement, we believe the more sensibly priced growth stocks that we favor should see less of a headwind going forward. The improved environment seems to also be impacting merger and acquisition activity. So far in 2014, we've seen a pick-up in merger and acquisition announcements in general. In addition to tw telecom, the Fund had two other holdings announce acquisition plans in the second quarter. We are optimistic that the Fund's small-cap names are well positioned if strategic mergers and acquisitions continue.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

Avis Budget Group	3.7%
Synageva BioPharma	1.9
Akorn	1.6
MB Financial	1.3
Seattle Genetics	1.2
Hertz	1.0
Generac	0.7
Sarepta Therapeutics	0.5
Pier 1 Imports	0.4
tw telecom	0.3

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

Columbia Acorn USA®

At a Glance

Total Net Assets of the Fund:
$1.6 billion

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn USA® Class Z Shares

September 4, 1996 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	5 years	10 years	Life of Fund
Class Z (9/4/96 inception)	2.04%	2.69%	22.28%	19.97%	8.54%	11.08%
Class A (10/16/00 inception)
without sales charge	1.97	2.57	21.93	19.64	8.23	10.70
with sales charge	-3.90	-3.32	14.93	18.22	7.59	10.34
Russell 2000 Index*	2.05	3.19	23.64	20.21	8.70	8.85

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 1.07% for Class Z shares and 1.33% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Avis Budget Group Second Largest Car Rental Company	3.7%
2.	Nordson Dispensing Systems for Adhesives & Coatings	2.8%
3.	Ametek Aerospace/Industrial Instruments	2.7%
4.	Extra Space Storage Self Storage Facilities	2.7%
5.	Mettler-Toledo International Laboratory Equipment	2.5%
6.	Donaldson Industrial Air Filtration	2.2%
7.	Moog Motion Control Products for Aerospace, Defense & Industrial Markets	1.9%
8.	Synageva BioPharma Biotech Focused on Orphan Diseases	1.9%
9.	HEICO FAA-approved Aircraft Replacement Parts	1.9%
10.	IPG Photonics Fiber Lasers	1.8%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn International SelectSM

In a Nutshell

Christopher J. Olson Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Due to the Fund's concentration in a limited number of stocks, the Fund's portfolio will tend to diverge significantly from benchmark weightings and may therefore pose greater risk and volatility relative to its benchmark, or in comparison to other Columbia Acorn Fund portfolios. Stocks of small- and mid-cap companies pose special risks, including illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. Please also see "A Comment on Trading Volumes" on the inside front cover of this report.

Columbia Acorn International Select Class Z shares ended the second quarter of 2014 up 6.52%, outperforming the 4.82% gain of the Fund's primary benchmark, the S&P Developed Ex-U.S. Between $2B and $10B® Index. Year to date through June 30, 2014, the Fund's 9.73% gain also topped the benchmark, which was up 7.18%. For the quarter and the half year period, Fund holdings in the materials sector more than doubled the gains of the benchmark and helped the Fund outperform.

The Fund's top contributor for the second quarter and the half-year period was Tahoe Resources, a silver miner operating in Guatemala. Its stock gained 24% in the quarter and was up 57% for the six-month period. The company continued to benefit from the successful launch of its new, low-cost mine. Another miner, Archipelago Resources, was a strong contributor for both periods, gaining 15% in the quarter and 17% year to date. Canadian gold miner Goldcorp was also strong, up 15% in the quarter and 30% for the half. For most stocks in this sector, investor interest has returned as precious metals prices increased during the first half of the year.

Other winners included Korea's KT&G, a leading producer of tobacco and ginseng, which ended the quarter up 17% and the half year with a 24% gain. It increasingly appears that the Korean government will raise tobacco taxes, which we believe will give the company the chance to put through real price increases. Canada's CCL Industries, a global label converter, continued to benefit from its successful integration of a recent acquisition and its stable revenue growth. CCL's stock was up 13% in the quarter and 29% for the six-month period. Challenger Financial, the largest annuity provider in Australia, was up 18% in the second quarter and 28% for the half year as the company continued to see strong interest in its products, particularly those that help hedge longevity risk.

While three of the Fund's five mining stocks provided top gains so far in 2014, two others continued to disappoint. Australian gold miner Regis Resources ended the quarter off 26% and fell 40% year to date through June, making it the biggest detractor for both periods. Brazilian gold miner Beadell Resources enjoyed a 4% gain in the second quarter, but its stock still ranked among the worst detractors for the half year, down 18%. Both companies were hit with unusual rain storms that flooded several key projects.
Casino operators dampened performance for both the quarter and semiannual periods. Macau casino operators Melco Crown Entertainment and Melco International struggled as investors grew nervous in the quarter about the near-term outlook of the sector following increased scrutiny of debit card money transfers from China into Macau. The companies also experienced weakness in the VIP market amidst scandals involving so-called "junket" operators, who are paid to attract high rollers. Both stocks were off 6% for the quarter and dropped around 15% for the half year. We opted to sell the Fund's position in Melco International but continue to hold Melco Crown Entertainment, which we added to the Fund in the first quarter. Australian casino operator Crown Resorts fell 8% in the quarter and 4% for the half year due to its ownership stake in Melco Crown Entertainment.

We continue to see strong performance in many markets and, as a result, increasingly full valuations. Against this backdrop, we feel it makes sense to have the Fund cautiously invested. We continue to seek companies with strong balance sheets, strong free cash flow and dividend yields, and less cyclical businesses.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

Tahoe Resources	4.3%
KT&G	4.3
Archipelago Resources	3.7
Challenger Financial	3.3
CCL Industries	2.9
Crown Resorts	2.3
Melco Crown Entertainment	2.0
Beadell Resources	2.0
Goldcorp	1.4
Regis Resources	0.7

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

Columbia Acorn International SelectSM

At a Glance

Total Net Assets of the Fund:
$355.1 million

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn International SelectSM Class Z Shares

November 23, 1998 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	5 years	10 years	Life of Fund
Class Z (11/23/98 inception)	6.52%	9.73%	23.64%	15.26%	11.11%	10.24%
Class A (10/16/00 inception)
without sales charge	6.45	9.57	23.24	14.88	10.75	9.88
with sales charge	0.32	3.28	16.14	13.53	10.09	9.46
S&P Developed Ex-U.S. Between $2B and $10B® Index*	4.82	7.18	25.07	13.67	8.89	8.29

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 1.21% for Class Z shares and 1.49% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Ascendas REIT (Singapore) Industrial Property Landlord	4.9%
2.	Tahoe Resources (Guatemala) Silver Project in Guatemala	4.3%
3.	KT&G (Korea) Tobacco & Ginseng Products	4.3%
4.	Baytex Energy (Canada) Oil and Gas Producer in Canada	4.2%
5.	IAG (Australia) General Insurance Provider	4.1%
6.	Archipelago Resources (Indonesia) Gold Mining Projects in Indonesia, Vietnam, and the Philippines	3.7%
7.	Jardine Lloyd Thompson Group (United Kingdom) International Business Insurance Broker	3.6%
8.	Challenger Financial (Australia) Largest Annuity Provider	3.3%
9.	Swedish Match (Sweden) Market Leader in Swedish Snus	3.0%
10.	CCL Industries (Canada) Largest Global Label Converter	2.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn SelectSM

In a Nutshell

Robert A. Chalupnik Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Risks include stock market fluctuations due to economic and business developments. The Fund also has potentially greater price volatility due to the Fund's concentration in a limited number of stocks of mid-size companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Columbia Acorn Select Class Z shares ended the second quarter of 2014 up 1.69%. This compares to the 4.33% gain of the Fund's primary benchmark, the S&P MidCap 400® Index. For the six months ended June 30, 2014, the Fund was up 1.35% versus a 7.50% gain for the benchmark.

The top return in the second quarter came from Petromanas, a Canadian oil exploration company drilling its second well in Albania with partner Royal Dutch Shell. Its stock rose 72% in the quarter and was up 112% for the half year on positive news from early well results. Sanmina-SCI, a provider of electronic manufacturing services, was also strong in the quarter, gaining 30% on better-than-expected earnings, increased sales tied to existing contracts and on improved demand from a broad range of customers. Year to date through June, Sanmina-SCI gained 36%.

Consumer electronics specialty retailer Best Buy bounced back in the second quarter, gaining 18%. It appears that investors are starting to see Best Buy as a possible recovery story and seem to be looking favorably on the direction being taken by new management. The quarter's positive turn was not enough to offset earlier lags, however; the stock was off 21% for the half year.

On the downside, ITT Educational Services, a for-profit provider of post-secondary degree services, fell 42% in the second quarter after reporting a 6% decline in student enrollment. For the half year, its stock was off 50%. Investor sentiment toward the for-profit education industry has cooled as additional rules and guidelines proposed by the current administration threaten access to federal aid.

Seattle Genetics, a provider of antibody-based therapies for cancer treatment, fell 16% in the quarter on a general sell-off of stocks in the biotech industry. For the half year period, its stock was off 4%. Despite the quarter's downturn, we believe Seattle Genetics is the leader in an important area of cancer treatment.

During the second quarter, we purchased three new stocks for the Fund. We added EdR, a student housing real estate investment trust, which we believe is benefiting from both growing enrollment in top universities and an increasing desire by these universities to privatize the ownership and management of their housing. The Fresh Market is a specialty food retailer that should benefit as customers look for more variety and quality from their grocers. The company's smaller store footprint and less commoditized product focus should drive higher returns. On a similar note, we added United Natural Foods, the largest distributor of natural and organic foods to grocery stores, as we see significant growth in its sector as grocery stores increase the shelf space they devote to organic food.

Sales in the quarter included Pacific Rubiales Energy, an oil production and exploration company operating in Colombia, and Lifetime Fitness, a sport and fitness club operator. In both cases, we opted to sell out of the stock as it met our price target.

The Fund had a few substantial losers in the quarter: ITT Educational Services' drop cost the Fund 0.19%; Seattle Genetics' decline detracted 0.30% from the Fund due to its larger position; and Quanta Services' modest 6% drop cost the Fund 0.21%, also due to its larger weight in the Fund. No other falling stock cost the Fund more than 0.16% of performance. In contrast, the Fund had 12 stocks that outperformed the benchmark and that contributed more than 0.16% each to performance. Unfortunately, the Fund's winners were not enough to offset losses and keep up with the benchmark in the second quarter. We continue our efforts to increase Fund holdings in companies that we believe have superior business models and fine long-term outlooks.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

Quanta Services	2.7%
The Fresh Market	1.9
Seattle Genetics	1.5
EdR	1.4
United Natural Foods	1.1
Best Buy	0.8
Petromanas	0.5
Sanmina-SCI	0.4
ITT Educational Services	0.3

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

Columbia Acorn SelectSM

At a Glance

Total Net Assets of the Fund:
$774.6 million

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn SelectSM Class Z Shares

November 23, 1998 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	5 years	10 years	Life of Fund
Class Z (11/23/98 inception)	1.69%	1.35%	21.21%	16.94%	8.28%	10.56%
Class A (10/16/00 inception)
without sales charge	1.61	1.22	20.90	16.61	7.97	10.21
with sales charge	-4.22	-4.60	13.96	15.24	7.33	9.79
S&P MidCap 400® Index*	4.33	7.50	25.24	21.67	10.50	10.82

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 1.03% for Class Z shares and 1.31% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Ametek Aerospace/Industrial Instruments	6.0%
2.	Donaldson Industrial Air Filtration	4.4%
3.	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	4.3%
4.	Discover Financial Services Credit Card Company	4.1%
5.	Amphenol Electronic Connectors	3.9%
6.	WNS — ADR (India) Offshore BPO (Business Process Outsourcing) Services	3.7%
7.	Mettler-Toledo International Laboratory Equipment	3.1%
8.	SEI Investments Mutual Fund Administration & Investment Management	2.8%
9.	Nordson Dispensing Systems for Adhesives & Coatings	2.8%
10.	Kennametal Consumable Cutting Tools	2.7%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Thermostat FundSM

In a Nutshell

Charles P. McQuaid Lead Portfolio Manager	Christopher J. Olson Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

A "fund of fund" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with a fund that invests and trades directly in financial instruments under the direction of a single manager.

Columbia Thermostat Fund Class Z shares ended the second quarter of 2014 up 2.09% and rose 4.07% for the semiannual period. This compares to the 5.23% second quarter gain and 7.14% six-month return of the Fund's primary equity benchmark, the S&P 500 Index. The Fund's primary debt benchmark, the Barclays U.S. Aggregate Bond Index, rose 2.04% in the quarter and was up 3.93% year to date. The 50/50 Blended Benchmark gained 3.63% in the quarter and 5.58% for the half year period.

The weighted average gain for the Fund's equity portfolio was 3.81% for the quarter and 4.82% for the half year. Columbia Large Cap Enhanced Core Fund offered top gains among the underlying funds for both periods. The bond portfolio weighted average gain was 1.39% for the quarter and 3.15% for the half. Columbia Intermediate Bond Fund had the top bond fund gains for the quarter, while Columbia Income Opportunities Fund led returns year to date.

As mentioned last quarter, as a result of the periodic review called for by Columbia Thermostat Fund's prospectus, we made several changes as of May 1, 2014. We added Columbia U.S. Government Mortgage Fund and reduced the weightings of two underlying bond funds; the current bond portfolio is shown in the table to the right. We believe the changes reduce both credit risk and interest rate risk in the bond portfolio.

We also revised the Fund's stock/bond allocation table, calibrating the weightings based on historical price-to-earnings (PE) ratios using normalized (long-term moving average) earnings. Stock percentages rise toward maximum allocations should price-to-earnings (PE) ratios fall toward historical lows, and stock percentages fall if such PE ratios rise toward historical highs. This approach continues to be formulaic and is solely valuation-driven, contrasting with other asset allocation fund approaches that utilize economic forecasts, sentiment or stock market trendlines.

On May 1, with the new prospectus in effect and the S&P 500 closing the prior day at about 1,884, the Fund went from 10% in stock funds to 20%. A week later, the stock portion was increased to 25%. At the end of the quarter, the Fund's portfolio was 15% in stocks and 85% in bonds. We did not make more drastic changes to the equity allocation table because stocks are currently valued quite expensively compared to historical normalized price-to-earnings ranges.

We did not change the underlying stock funds. We are happy with the management of these funds and we think that combined they offer a good mix of small-, mid- and large-cap investments, along with some international exposure.

Results of the Funds Owned in Columbia Thermostat Fund, as of June 30, 2014

Stock Funds

Fund	Weightings in category	2nd quarter	Year to date
Columbia Acorn International, Class I	20%	4.75%	6.02%
Columbia Dividend Income Fund, Class I	20%	4.14%	6.33%
Columbia Acorn Fund, Class I	15%	2.66%	2.66%
Columbia Contrarian Core Fund, Class I	15%	5.19%	6.31%
Columbia Acorn Select, Class I	10%	1.73%	1.38%
Columbia Large Cap Enhanced Core Fund, Class I	10%	5.24%	6.87%
Columbia Select Large Cap Growth Fund, Class I	10%	1.48%	1.42%
Weighted Average Equity Gain	100%	3.81%	4.82%

Bond Funds

Fund	Weightings in category		2nd quarter	Year to date
Columbia Short Term Bond Fund, Class I	40%		0.42%	0.81%
Columbia Intermediate Bond Fund, Class I	25	%*	2.15%	4.46%
Columbia Income Opportunities Fund, Class I	20	%*	2.13%	5.22%
Columbia U.S. Government Mortgage Fund, Class I	15	%*	2.10%	3.53%
Weighted Average Income Gain	100%		1.39%	3.15%

*Changed effective with the May 1, 2014, prospectus. Weighted average income returns through the end of the period reflect linked returns between the previous Fund weightings and holdings and the current positions.

Columbia Thermostat Fund Rebalancing
in the Second Quarter

May 1, 2014	20% stocks, 80% bonds
May 7, 2014	25% stocks, 75% bonds
June 9, 2014	20% stocks, 80% bonds
June 10, 2014	15% stocks, 85% bonds

The value of an investment in the Fund is based primarily on the performance of the underlying funds in which it invests. The Fund is subject to the risk that the investment manager's decisions regarding asset classes and underlying funds will not anticipate market trends successfully, resulting in a failure to preserve capital or lower total return.

The Fund's investments in the underlying funds may also present certain risks, including the following. Investments made by underlying funds in foreign securities, particularly those in emerging markets countries, are subject to special risks, including but not limited to a greater degree of social, political and economic volatility than is associated with domestic investments, as well as the risks associated with any differences in financial standards, including foreign taxation. Investments by the underlying funds in small- and mid-cap companies, as well as in restricted securities, pose special risks, including potential illiquidity and price volatility. Underlying funds that concentrate their investments in a single industry sector, such as technology or healthcare, are subject to the risk that companies in the same sector may be similarly affected by economic or market downturns. Risks associated with investments in bond funds include credit risk, interest rate risk, and prepayment and extension risk. Debt securities with the lowest investment grade ratings and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities also tend to be more sensitive to credit risk than higher-rated securities. This is not an offer of the shares of any other mutual fund mentioned herein.

Columbia Thermostat FundSM

At a Glance

Total Net Assets of the Fund:
$1.2 billion

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Thermostat FundSM Class Z Shares

September 25, 2002 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	5 years	10 years	Life of Fund
Class Z (9/25/02 inception)	2.09%	4.07%	9.20%	14.40%	7.04%	8.21%
Class A (3/3/03 inception)
without sales charge	2.00	3.89	8.90	14.10	6.77	7.93
with sales charge	-3.89	-2.09	2.62	12.76	6.14	7.39
S&P 500® Index*	5.23	7.14	24.61	18.83	7.78	9.91
Barclays U.S. Aggregate Bond Index*	2.04	3.93	4.37	4.85	4.93	4.70

Results for other share classes can be found on Page 6.

*The Fund's primary benchmarks. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 0.80% for Class Z shares and 1.05% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Asset Allocation

as a percentage of net assets, as of 6/30/14

Portfolio Weightings

as a percentage of assets in each investment category, as of 6/30/14

Stock Mutual Funds

Columbia Acorn International, Class I	20%
Columbia Dividend Income Fund, Class I	20%
Columbia Acorn Fund, Class I	15%
Columbia Contrarian Core Fund, Class I	15%
Columbia Acorn Select, Class I	10%
Columbia Large Cap Enhanced Core Fund, Class I	10%
Columbia Select Large Cap Growth Fund, Class I	10%

Bond Mutual Funds

Columbia Short Term Bond Fund, Class I	40%
Columbia Intermediate Bond Fund, Class I	25	%*
Columbia Income Opportunities Fund, Class I	20	%*
Columbia U.S. Government Fund, Class I	15	%*

*Changed effective with the May 1, 2014, prospectus.

Columbia Acorn Emerging Markets FundSM

In a Nutshell

Fritz G. Kaegi Lead Portfolio Manager	Stephen Kusmierczak Lead Portfolio Manager

P. Zachary Egan Co-Portfolio Manager	Louis J. Mendes III Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. Please also see "A Comment on Trading Volumes" on the inside front cover of this report.

Columbia Acorn Emerging Markets Fund Class Z shares gained 4.36% in the second quarter of 2014, underperforming the 7.18% gain of the Fund's primary benchmark, the S&P Emerging Markets Between $500M and $5B® Index. For the first six months of the year, the Fund was up 3.35%, trailing the benchmark's gain of 7.94% by 459 basis points. Since its inception in August 2011, the Fund has returned an annualized gain of 12.72% compared to the benchmark's 6.01% return, or 671 basis points of outperformance on an annualized basis. The Fund lagged the benchmark in the first half of the year primarily due to the underperformance of Fund stocks in Hong Kong and India, and the impact of the Ukraine crisis on our Russian holdings.

The Fund's largest gainer in percentage terms during the second quarter was the dominant Taiwanese Internet retail company PChome Online. Its stock gained 47% in the second quarter and was up 37% for the half year as revenues grew strongly and higher gross margins in its online sales boosted profits. Mexican tortilla producer and distributor Gruma was up 45% in the quarter on good trading and the announcement of an acquisition in Spain, broadening the company's footprint beyond North America. Year to date its stock was up 58%. BitAuto operates Chinese websites that provide automotive research and link car buyers and dealers. The company reported robust earnings growth of 79% year-over-year due to improved margins. An outlier in an uninspiring Chinese macro environment, the stock gained 37% in the second quarter and was up 54% for the half year. Halyk Savings Bank is a retail bank and insurer in Kazakhstan. Halyk rose 35% in the second quarter following signs of an upturn in lending activity in the country and an announced 27% increase in the bank's dividend. For the semiannual period, its stock was up 8%.

The largest percentage decline in the quarter and half year period came from SouFun, an operator of real estate websites in China. The company's business deteriorated more than expected as new competitors entered the market and new government restrictions dampened residential real estate sales. Its stock fell 36% in the quarter and was off 48% for the six-month period. We sold the Fund's position in this stock. Biostime is a maker of pediatric nutrition and baby care products that has benefited from growing concerns about food quality in China. While fundamentals remain strong, worries about a weak Chinese consumer, and profit taking after a strong 2013, help explain an 18% decline in the quarter and a 38% drop year to date through June. Singaporean instant food and beverages company Super Group dropped 17% in the quarter and 24% for the half year. Revenues shrank due to continuing political unrest in key market Thailand, along with weak sales in China. Nagacorp, a Cambodian operator of casinos, was off around 15% for the quarter and half year, as the company experienced slower growth in VIP players. Other gaming peers in the region faced similar double-digit stock declines on valuation and competition worries.

When we launched this Fund in August 2011, we communicated that we wanted it to be nimble and light-footed. We stated that in order to help achieve better-than-benchmark performance, we would need to be flexible and respond quickly to evolving investment opportunities in emerging markets characterized by significant volatility. This means having the ability to enter and leave larger positions relatively quickly. Since we have seen trading liquidity remain constrained in many of the markets where we invest, the Fund's board of trustees, at the recommendation of its portfolio managers, decided to introduce a soft close* of the Fund effective July 11, 2014. We anticipate that this action will curtail significant new inflows to the Fund, now grown to over $550 million. We understand that Fund performance, not size, is what matters to our shareholders. We believe that restraining inflows should help keep the Fund agile and maintain the outperformance achieved since the Fund's inception.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

Halyk Savings Bank of Kazakhstan	2.4%
Nagacorp	1.8
PChome Online	1.4
Gruma	1.4
BitAuto	1.3
Super Group	1.1
Biostime	0.8

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

* The Fund is generally closed to new investors and new accounts except as described in its prospectus, as supplemented on June 12, 2014.

Columbia Acorn Emerging Markets FundSM

At a Glance

Total Net Assets of the Fund:
$574.8 million

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn Emerging Markets FundSM Class Z Shares

August 19, 2011 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	Life of Fund
Class Z (8/19/11 inception)	4.36%	3.35%	16.15%	12.72%
Class A (8/19/11 inception)
without sales charge	4.30	3.28	15.87	12.40
with sales charge	-1.72	-2.69	9.22	10.10
S&P Emerging Markets Between $500M and $5B® Index*	7.18	7.94	14.07	6.01

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 1.59% for Class Z shares and 1.81% for Class A shares.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Coronation Fund Managers (South Africa) South African Fund Manager	3.2%
2.	Melco International (Hong Kong) Macau Casino Operator	2.7%
3.	Melco Crown Resorts (Philippines) Integrated Resort Operator in Manila	2.5%
4.	Halyk Savings Bank of Kazakhstan — GDR (Kazakhstan) Largest Retail Bank & Insurer in Kazakhstan	2.4%
5.	Localiza Rent A Car (Brazil) Car Rental	2.1%
6.	Zee Entertainment Enterprises (India) India's Leading Programmer of Pay TV Content	2.1%
7.	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	1.9%
8.	Vacon (Finland) Leading Independent Manufacturer of Variable Speed Alternating Current Drives	1.9%
9.	Rand Merchant Insurance (South Africa) Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	1.9%
10.	Sa Sa International (Hong Kong) Cosmetics Retailer	1.8%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn European FundSM

In a Nutshell

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. Please also see "A Comment on Trading Volumes" on the inside front cover of this report.

Andreas Waldburg-Wolfegg Lead Portfolio Manager	Stephen Kusmierczak Co-Portfolio Manager

Columbia Acorn European Fund Class Z shares gained 0.83% in the second quarter of 2014, slightly outperforming the 0.48% gain of its primary benchmark, the S&P Europe Between $500M and $5B® Index. For the first six months of the year, the Fund was up 2.43%, lagging the benchmark gain of 6.69% by 426 basis points. Since its inception in August 2011, the Fund has returned 18.88% on an annualized basis versus the benchmark's annualized gain of 21.36%. An underweight in the UK through much of last year and limited exposure to peripheral Europe have hurt performance versus the Fund's primary benchmark.

The biggest percentage gainer in the second quarter was UK newspaper and magazine distributor Connect Group (formerly Smith News), which bounced back 25% after its first quarter report beat more muted expectations. This surge did not erase the stock's first quarter declines, however, leaving Connect Group down 17% year to date through June. The Spanish stock market group Bolsas y Mercados Españoles gained 19% in the quarter and was up 28% for the half year on strong results at the start of the year, driven by an increase in equity trading volumes and IPOs. New to the portfolio in the second quarter, Recipharm, a Swedish contract drug development manufacturer, was purchased at its IPO because the offer price appeared to be a good value. The stock was up 16% at the end of the period. Another Scandinavian company, Finnish decorative and industrial paint company Tikkurila, gained 16% in the quarter after surprising the market with better-than-expected revenues and margins. The second quarter recovery reversed its first quarter lag, resulting in a 4% gain for the six-month period. French online advertiser Hi-Media rose 16% in the quarter and was the top contributor to gains for the half year with a 46% return. Investors responded favorably to news that the company had received an offer for one of its websites at a price equivalent to the market capitalization of its entire business.

The quarter's largest drop in percentage terms was EVS Broadcast Equipment, a Belgian digital live mobile production software and systems developer. The company is a dominant player in sports and near-live television programming, but continued weak spending by U.S. broadcasters has caused a sharp decline in revenues and profitability. The stock was off 22% for both the quarter and the half-year period. UK online grocery retailer Ocado fell 19% in the second quarter and ended the semiannual period down 15% following strong stock performance in 2013. Sentiment has soured as aggressive discounters take share in UK grocery retail. Rightmove was another outperformer in 2013 that saw a sharp correction in the second quarter, dropping 18% on a decent but uninspiring first quarter report. The IPO of a competitor also worried investors. Year to date its stock was off 21%. Dutch oil and gas reservoir consulting company Core Labs cut its guidance due to slower growth in North American onshore drilling and a depressed uptake of major projects in the Gulf of Mexico. Its stock fell 16% in the quarter and 13% year to date. In Denmark, our investment in Danish financial software provider SimCorp fell 14% in the quarter and was off 11% for the half year. While its recurring business remains solid, management's promises to win new clients in North America have proven empty.

After a robust rally in 2013 that fueled Fund and benchmark gains of over 30%, European markets have been more subdued during the first half of 2014. While signs of a muted recovery in much of peripheral Europe remain evident, the overall macroeconomic situation is fragile and public and household debt levels remain excessive. The considerable risk of a full scale proxy war in eastern Ukraine, and the expected tightening of sanctions on Russia, will negatively impact European economies. Our view is that most of the recent gains in European equity markets can be explained by an increase in valuation multiples, not earnings growth. Expectations remain high. Overall, we continue to focus on investing in companies with attributes that we believe confer some competitive advantage, and whose valuations appear reasonably matched with their long-term economic prospects.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/14

Hi-Media	1.4%
Rightmove	1.4
Tikkurila	1.3
Connect Group	1.2
Ocado	1.1
Recipharm	1.1
Core Labs	1.1
SimCorp	0.8
Bolsas y Mercados Españoles	0.8
EVS Broadcast Equipment	0.8

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security. Top holdings exclude short-term holdings and cash, if applicable.

Columbia Acorn
European FundSM

At a Glance

Total Net Assets of the Fund:
$63.3 million

Performance data shown in the table and graph below represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflects fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn European FundSM Class Z Shares

August 19, 2011 (Fund inception) through June 30, 2014

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2014

	2nd quarter	Year to date	1 year	Life of Fund
Class Z (8/19/11 inception)	0.83%	2.43%	27.69%	18.88%
Class A (8/19/11 inception)
without sales charge	0.76	2.31	27.31	18.57
with sales charge	-5.02	-3.60	19.99	16.15
S&P Europe Between $500M and $5B® Index*	0.48	6.69	37.50	21.36

Results for other share classes can be found on Page 6.

*The Fund's primary benchmark. Please see Page 8 for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2014, prospectus, the Fund's annual operating expense ratio is 1.51% for Class Z shares and 1.76% for Class A shares.

Portfolio Diversification

as a percentage of net assets, as of 6/30/14

Top 10 Holdings

as a percentage of net assets, as of 6/30/14

1.	Jardine Lloyd Thompson Group (United Kingdom) International Business Insurance Broker	3.0%
2.	Neopost (France) Postage Meter Machines	3.0%
3.	Assura (United Kingdom) UK Primary Health Care Property Developer	2.6%
4.	DIA (Spain) Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean	2.1%
5.	Spirax Sarco (United Kingdom) Steam Systems for Manufacturing & Process Industries	2.0%
6.	Vacon (Finland) Leading Independent Manufacturer of Variable Speed Alternating Current Drives	2.0%
7.	Aurelius (Germany) European Turnaround Investor	2.0%
8.	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	2.0%
9.	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	2.0%
10.	Partners Group (Switzerland) Private Markets Asset Management	2.0%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn® Fund

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Information
Amber Road	190,000	1,000,000
Audience	419,212	1,000,000
Bankrate	650,000	2,962,840
Boingo Wireless	2,500,000	2,772,402
CalAmp	573,000	1,118,000
Five9	0	1,728,000
GTT Communications	0	755,000
IMAX (Canada)	800,000	1,000,000
Kinaxis	0	708,300
Liquidity Services (Canada)	900,000	1,300,000
Measurement Specialties	107,593	240,374
Pandora Media	3,390,000	3,840,000
Rightmove (United Kingdom)	0	257,000
Rubicon Technology	0	115,279
SPS Commerce	750,000	940,000
Stratasys	267,000	344,000
Textura	0	249,870
Trimble Navigation	4,070,000	4,362,000
Ultimate Software	0	250,000
Vonage	3,464,625	7,950,000
Windstream	1,500,000	2,500,000
Yelp	0	300,000
Zee Entertainment Enterprises (India)	4,031,557	5,500,000
Industrial Goods & Services
DXP Enterprises	0	225,000
Generac	3,113,000	3,555,000
LKQ	2,500,000	4,400,000
Middleby	844,200	1,081,200
PGT	1,453,516	2,500,000
Sociedad Quimica y Minera de Chile - ADR (Chile)	776,221	882,558
Thermon	1,065,000	1,555,349
Consumer Goods & Services
Burlington Stores	1,205,000	1,535,000
Fiesta Restaurant Group	765,000	876,988
Gaiam	1,500,000	2,061,000
Hertz	4,700,000	4,750,000
HomeAway	1,815,000	2,380,000
KT&G (Korea)	0	229,000
Michaels Stores	0	1,185,000
Performance Sports Group	0	550,000
Select Comfort	1,400,000	1,650,000
The Fresh Market	1,189,000	1,535,000
United Natural Foods	556,000	1,181,000
Zulily	300,000	600,000
	Number of Shares
	3/31/14	6/30/14
Finance
JTH Holdings	0	209,980
Sprott (Canada)	0	10,000,000
Wisdom Tree	0	500,000
Heath Care
Akorn	5,290,000	5,966,000
Bio-Techne	580,000	936,000
Castlight Health	76,000	890,000
Celldex Therapeutics	1,994,000	2,750,000
Medidata Solutions	525,000	1,080,000
Revance Therapeutics	416,118	476,000
Wright Medical Group	0	97,647
Energy & Minerals
Alamos Gold (Canada)	2,900,000	3,400,000
Argonaut Gold (Canada)	2,000,000	3,986,900
Chart Industries	784,959	964,000
Clayton Williams	141,000	281,000
Core Labs (Netherlands)	387,000	492,000
Gulfport Energy	0	321,000
Kirkland Lake Gold (Canada)	5,000,000	5,500,000
Parsley Energy	0	434,159
Petroamerica Oil (Colombia)	35,000,000	42,000,000
RGS Energy	3,693,611	4,100,000
US Silica	0	503,000
Other Industries
Amerco	110,000	130,000
Deltic Timber	0	90,000
Glimcher Realty Trust	0	2,350,000
Mapletree Commercial Trust (Singapore)	20,000,000	20,282,089

See accompanying notes to financial statements.

	Number of Shares
	3/31/14	6/30/14
Sales
Information
Amphenol	3,415,000	3,311,000
Blackbaud	700,000	0
Cree	469,000	0
Criteo	100,000	0
Crown Castle International	1,400,000	1,170,000
Ellie Mae	900,000	0
Gemalto (Netherlands)	280,000	0
Hittite Microwave	400,000	0
iGATE	4,150,000	3,875,000
Micros Systems	1,810,000	530,000
Monolithic Power Systems	820,000	699,000
Netgear	660,000	0
Plexus	960,000	842,000
RealPage	1,550,000	1,050,000
SBA Communications	3,400,000	2,520,000
Singapore Exchange (Singapore)	5,000,000	0
TripAdvisor	1,150,000	800,000
tw telecom	9,500,000	1,113,743
Yandex (Russia)	972,000	0
Zebra Technologies	1,105,000	1,041,000
Industrial Goods & Services
Acorn Energy	440,822	0
Chicago Bridge & Iron	2,010,000	1,807,000
Clarcor	1,015,000	0
Mobile Mini	1,400,000	1,350,000
Oshkosh Corporation	2,000,000	1,815,000
Owens-Illinois	400,000	0
PolyOne	1,200,000	1,150,000
Titan Machinery	103,164	0
Consumer Goods & Services
Avis Budget Group	4,400,000	4,300,000
B&G Foods	1,624,000	1,029,000
Casey's General Stores	1,759,000	1,475,839
Choice Hotels	1,412,000	1,033,483
GNC	2,305,000	1,430,000
Groupon	9,700,000	8,765,000
Herman Miller	1,765,000	1,605,000
Lifestyle International (Hong Kong)	14,500,000	0
Lifetime Fitness	1,969,000	982,000
Melco Crown Entertainment - ADR (Hong Kong)	1,300,000	900,000
Melco International (Hong Kong)	14,000,000	7,000,000
MGM China Holdings (Hong Kong)	12,000,000	0
Nagacorp (Cambodia)	30,000,000	0
Pier 1 Imports	4,960,000	4,290,000
Prestige Brands Holdings	1,288,000	620,000
Quiksilver	2,620,000	0
Restoration Hardware Holdings	314,000	0
	Number of Shares
	3/31/14	6/30/14
Finance
BOK Financial	2,470,000	1,950,000
City National	1,013,000	940,000
H & E Equipment Services	2,280,000	1,120,000
Onex Capital (Canada)	350,000	200,000
Protective Life	675,000	0
Simplicity Bancorp	443,742	0
SVB Financial Group	885,000	840,000
TCF Financial	2,200,000	1,550,000
Valley National Bancorp	5,323,500	3,323,500
Health Care
Alimera Sciences	2,040,000	790,158
Allscripts Healthcare Solutions	9,905,000	7,949,000
Alnylam Pharmaceuticals	690,134	613,400
BioMarin Pharmaceutical	1,150,000	969,000
InterMune	869,000	0
NPS Pharmaceuticals	2,108,000	1,352,000
Patterson Companies	1,153,000	395,375
Sirona Dental Systems	1,240,000	1,080,000
Energy & Minerals
Atwood Oceanics	900,000	507,000
Bill Barrett Corporation	1,861,000	1,601,197
Cabot Oil and Gas	886,000	551,000
Denbury Resources	1,021,000	0
Matador Resources	61,091	0
Northam Platinum (South Africa)	3,477,459	0
Rowan	480,000	289,000
SM Energy	1,007,000	778,000
WPX Energy	2,868,000	1,358,000
Other Industries
Ascendas REIT (Singapore)	24,000,000	410,000
CDL Hospitality Trust (Singapore)	12,000,000	0
Dupont Fabros Technology	3,225,000	0
JB Hunt Transport Services	1,085,000	1,000,000
Kirby	846,000	758,000
Mapletree Greater China Commercial Trust (Hong Kong)	24,664,000	0
Summit Hotel Properties	2,850,000	0

See accompanying notes to financial statements.

Columbia Acorn® Fund

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 97.4%
Information 25.9%
	> Business Software 5.8%
6,050,000	Informatica (a)(b)	$215,682,500
	Enterprise Data Integration Software
2,500,000	Ansys (a)	189,550,000
	Simulation Software for Engineers & Designers
2,924,000	Hexagon (Sweden)	94,263,996
	Design, Measurement & Visualization Software & Equipment
955,000	Demandware (a)	66,248,350
	eCommerce Website Platform for Retailers & Apparel Manufacturers
940,000	SPS Commerce (a)(b)	59,398,600
	Supply Chain Management Software Delivered via the Web
860,000	Solera Holdings	57,749,000
	Software for Automotive Insurance Claims Processing
550,000	NetSuite (a)	47,784,000
	End-to-end IT Systems Solution Delivered via the Web
500,000	Tyler Technologies (a)	45,605,000
	Financial, Tax, Court & Document Management Systems for Local Governments
750,000	Jack Henry & Associates	44,572,500
	IT Systems & Outsourced IT Solutions for Financial Institutions
450,000	Concur Technologies (a)	42,003,000
	Web Enabled Expense Management Software
530,000	Micros Systems (a)	35,987,000
	Information Systems for Hotels, Restaurants & Retailers
250,000	Ultimate Software (a)	34,542,500
	Human Capital Management Systems
3,741,000	InContact (a)(b)	34,379,790
	Call Center Systems Delivered via the Web & Telco Services
2,100,000	Tangoe (a)(b)	31,626,000
	Software Solution for Managing Communication Expense & Devices
610,000	Envestnet (a)	29,841,200
	Technology Platform for Investment Advisors
500,000	Red Hat (a)	27,635,000
	Maintenance & Support for Opensource Operating System & Middleware
550,000	Commvault Systems (a)	27,043,500
	Data Storage Management
1,050,000	RealPage (a)	23,604,000
	Software for Managing Rental Properties Delivered via the Web
1,000,000	Amber Road (a)	16,130,000
	Global Trade Management Software Delivered via the Web
Number of Shares		Value
610,000	E2open (a)	$12,608,700
	Supply Chain Management Software & Supplier/Partner Network
1,728,000	Five9 (a)(c)	12,441,600
	Call Center Software
1,000,000	Exa (a)(b)	11,260,000
	Simulation Software
708,300	Kinaxis (Canada) (a)	8,861,632
	Supply Chain Planning & Analytics Software
249,870	Textura (a)	5,906,927
	Construction Vendor Management Software
540,000	Covisint (a)(c)	2,624,400
	Collaboration Software Platform Provider
		1,177,349,195
	> Instrumentation 3.4%
1,475,000	Mettler-Toledo International (a)(b)	373,440,500
	Laboratory Equipment
4,362,000	Trimble Navigation (a)	161,175,900
	GPS-based Instruments
1,620,000	IPG Photonics (a)(c)	111,456,000
	Fiber Lasers
240,374	Measurement Specialties (a)	20,688,990
	Sensors
582,000	FLIR Systems	20,212,860
	Infrared Cameras
		686,974,250
	> Computer Hardware & Related Equipment 2.7%
3,311,000	Amphenol	318,981,740
	Electronic Connectors
1,041,000	Zebra Technologies (a)	85,695,120
	Bar Code Printers
624,000	Rogers (a)	41,402,400
	Printed Circuit Materials & High-performance Foams
507,000	Belden	39,627,120
	Specialty Cable
344,000	Stratasys (a)(c)	39,088,720
	Rapid Prototyping & Direct Digital Manufacturing Systems
2,339,000	II-VI (a)	33,821,940
	Laser Optics & Specialty Materials
		558,617,040
	> Mobile Communications 2.3%
2,520,000	SBA Communications (a)	257,796,000
	Communications Towers
27,650,000	Globalstar (a)(c)	117,512,500
	Satellite Mobile Voice & Data Carrier
1,170,000	Crown Castle International	86,884,200
	Communications Towers
1,000,000	Audience (a)	11,960,000
	Improving Voice Quality For Mobile Devices
		474,152,700

See accompanying notes to financial statements.

Number of Shares		Value
	> Computer Services 1.9%
3,875,000	iGATE (a)(b)	$141,011,250
	IT & Business Process Outsourcing Services
1,835,000	Virtusa (a)(b)	65,693,000
	Offshore IT Outsourcing
1,618,000	ExlService Holdings (a)	47,650,100
	Business Process Outsourcing
2,558,000	Genpact (a)	44,841,740
	Business Process Outsourcing
2,000,000	WNS - ADR (India) (a)	38,360,000
	Offshore BPO (Business Process Outsourcing) Services
373,000	Syntel (a)	32,063,080
	Offshore IT Services
3,274,000	Hackett Group (b)	19,545,780
	IT Integration & Best Practice Research
		389,164,950
	> Internet Related 1.7%
3,840,000	Pandora Media (a)	113,280,000
	Streaming Music
800,000	TripAdvisor (a)	86,928,000
	Online Travel Research
1,594,707	RetailMeNot (a)	42,435,153
	Digital Coupon Marketplace
175,000	Equinix (a)	36,765,750
	Network Neutral Data Centers
7,950,000	Vonage (a)	29,812,500
	Business & Consumer Internet Telephony
300,000	Yelp (a)	23,004,000
	Online Marketing
257,000	Rightmove (United Kingdom)	9,429,950
	Internet Real Estate Listings
		341,655,353
	> Business Information & Marketing Services 1.4%
1,900,000	Verisk Analytics (a)	114,038,000
	Risk & Decision Analytics
4,025,000	Navigant Consulting (a)(b)	70,236,250
	Financial Consulting Firm
2,962,840	Bankrate (a)	51,968,214
	Internet Advertising for the Insurance, Credit Card & Banking Markets
2,570,000	RPX (a)	45,617,500
	Patent Aggregation & Defensive Patent Consulting
		281,859,964
	> Telephone & Data Services 1.1%
2,200,000	Cogent Communications	76,010,000
	Internet Data Pipelines
1,113,743	tw telecom (a)	44,894,980
	Fiber Optic Telephone/Data Services
2,500,000	Windstream (c)	24,900,000
	Business & Rural Telecom Services
2,500,000	Telefonica Deutschland (Germany)	20,673,011
	Mobile & Fixed-line Communications in Germany
Number of Shares		Value
2,772,402	Boingo Wireless (a)(b)	$18,935,506
	Wholesale & Retail Wi-Fi Networks
1,500,000	General Communications (a)	16,620,000
	Consumer Pay TV, Web, Phone, Mobile & Commercial Communication in Alaska
4,000,000	Towerstream (a)(b)(c)	7,760,000
	High Speed Wireless, Rooftop Antenna Space & Wi-Fi Offload
755,000	GTT Communications (a)	7,708,550
	Provider of High Capacity Data Transit
		217,502,047
	> Gaming Equipment & Services 1.0%
3,028,000	Bally Technologies (a)(b)	199,000,160
	Slot Machines & Software
	> Telecommunications Equipment 0.8%
640,000	F5 Networks (a)	71,321,600
	Internet Traffic Management Equipment
1,538,000	Finisar (a)	30,375,500
	Optical Subsystems & Components
1,118,000	CalAmp (a)	24,215,880
	Machine-to-machine Communications
2,365,000	Infinera (a)	21,758,000
	Optical Networking Equipment
1,040,000	Ixia (a)	11,887,200
	Telecom Network Test Equipment
		159,558,180
	> Semiconductors & Related Equipment 0.7%
5,390,000	Atmel (a)	50,504,300
	Microcontrollers, Radio Frequency & Memory Semiconductors
420,000	Littelfuse	39,039,000
	Little Fuses
699,000	Monolithic Power Systems	29,602,650
	High Performance Analog & Mixed Signal Integrated Circuits
560,000	Semtech (a)	14,644,000
	Analog Semiconductors
615,000	Ultratech (a)	13,640,700
	Semiconductor Equipment
115,279	Rubicon Technology (a)	1,008,691
	Produces Sapphire for the Lighting, Electronics & Automotive Industries
		148,439,341
	> Financial Processors 0.7%
1,700,000	Global Payments	123,845,000
	Credit Card Processor
1,300,000	Liquidity Services (a)(c)	20,488,000
	E-Auctions for Surplus & Salvage Goods
		144,333,000

See accompanying notes to financial statements.

Columbia Acorn® Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Electronics Distribution 0.7%
3,125,000	Avnet	$138,468,750
	Electronic Components Distribution
	> Contract Manufacturing 0.6%
3,800,000	Sanmina-SCI (a)	86,564,000
	Electronic Manufacturing Services
842,000	Plexus (a)	36,450,180
	Electronic Manufacturing Services
		123,014,180
	> Cable TV 0.5%
800,000	Liberty Global Series A (a)	35,376,000
800,000	Liberty Global Series C (a)	33,848,000
	Cable TV Franchises Outside the U.S.
400,000	Discovery Series C (a)	29,036,000
	Cable TV Programming
		98,260,000
	> Entertainment Programming 0.3%
1,000,000	IMAX (Canada) (a)(c)	28,480,000
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
5,500,000	Zee Entertainment Enterprises (India)	26,843,138
	India's Leading Programmer of Pay TV Content
		55,323,138
	> Advertising 0.3%
1,000,000	Lamar Advertising	53,000,000
	Outdoor Advertising
Information: Total		5,246,672,248
Industrial Goods & Services 23.0%
	> Machinery 13.3%
8,860,000	Ametek	463,200,800
	Aerospace/Industrial Instruments
8,400,000	Donaldson (b)	355,488,000
	Industrial Air Filtration
3,400,000	Nordson (b)	272,646,000
	Dispensing Systems for Adhesives & Coatings
3,230,000	Moog (a)(b)	235,434,700
	Motion Control Products for Aerospace, Defense & Industrial Markets
3,555,000	Generac (a)(b)	173,270,700
	Standby Power Generators
3,725,000	Kennametal	172,393,000
	Consumable Cutting Tools
3,828,750	HEICO (b)	155,447,250
	FAA-approved Aircraft Replacement Parts
1,210,000	WABCO Holdings (a)	129,252,200
	Truck & Bus Component Supplier
1,405,000	Pall	119,972,950
	Life Science, Water & Industrial Filtration
1,610,000	Toro	102,396,000
	Turf Maintenance Equipment
Number of Shares		Value
1,815,000	Oshkosh Corporation	$100,786,950
	Specialty Truck Manufacturer
1,200,000	Wabtec	99,108,000
	Freight & Transit Component Supplier
1,081,200	Middleby (a)	89,436,864
	Manufacturer of Cooking Equipment
2,300,000	ESCO Technologies (b)	79,672,000
	Industrial Filtration & Advanced Measurement Equipment
435,000	Valmont Industries (c)	66,098,250
	Center Pivot Irrigation Systems & Utility Poles
664,400	Neopost (France)	49,764,042
	Postage Meter Machines
550,000	Dorman Products (a)	27,126,000
	Aftermarket Auto Parts Distributor
10,000,000	Marel (Iceland) (a)	9,285,175
	Largest Manufacturer of Poultry & Fish Processing Equipment
		2,700,778,881
	> Other Industrial Services 2.1%
4,400,000	LKQ (a)	117,436,000
	Alternative Auto Parts Distribution
1,800,000	Expeditors International of Washington	79,488,000
	International Freight Forwarder
1,500,000	Forward Air	71,775,000
	Freight Transportation Between Airports
1,350,000	Mobile Mini	64,651,500
	Portable Storage Units Leasing
1,375,000	KAR Auction Services	43,821,250
	Auto Auctions
2,400,000	CAE (Canada)	31,398,716
	Flight Simulator Equipment & Training Centers
255,000	MTU Aero Engines (Germany)	23,460,838
	Airplane Engine Components & Services
		432,031,304
	> Industrial Distribution 1.8%
1,870,000	WESCO International (a)	161,530,600
	Industrial Distributor
930,000	Airgas	101,286,300
	Industrial Gas Distributor
2,320,000	MRC Global (a)	65,632,800
	Industrial Distributor
930,000	Boise Cascade (a)	26,635,200
	Wood Products Manufacturer & Distributor
225,000	DXP Enterprises (a)	16,996,500
	Industrial Distributor & Pump Manufacturer
		372,081,400

See accompanying notes to financial statements.

Number of Shares		Value
	> Industrial Materials & Specialty Chemicals 1.5%
1,780,000	Drew Industries (b)	$89,017,800
	RV & Manufactured Home Components
1,000,000	FMC Corporation	71,190,000
	Niche Specialty Chemicals
1,288,000	Novozymes (Denmark)	64,602,845
	Industrial Enzymes
1,150,000	PolyOne	48,461,000
	Intermediate Stage Chemicals Producer
882,558	Sociedad Quimica y Minera de Chile - ADR (Chile)	25,867,775
	Producer of Specialty Fertilizers, Lithium & Iodine
		299,139,420
	> Construction 1.5%
1,807,000	Chicago Bridge & Iron	123,237,400
	Engineering & Construction for Liquefied Natural Gas & Petrochemicals
99,000	NVR (a)	113,909,400
	Homebuilder
930,000	Fortune Brands Home & Security	37,134,900
	Home Building Supplies & Small Locks
2,500,000	PGT (a)(b)	21,175,000
	Wind Resistant Windows & Doors
		295,456,700
	> Electrical Components 1.3%
1,415,000	Acuity Brands	195,623,750
	Commercial Lighting Fixtures
1,555,349	Thermon (a)	40,936,786
	Global Engineered Thermal Solutions
1,500,000	Ushio (Japan)	19,329,880
	Industrial Light Sources
		255,890,416
	> Outsourcing Services 0.7%
3,000,000	Quanta Services (a)	103,740,000
	Electrical & Telecom Construction Services
1,144,000	Insperity	37,752,000
	Professional Employer Organization
		141,492,000
	> Conglomerates 0.4%
2,500,000	Aalberts Industries (Netherlands) (c)	81,627,413
	Flow Control & Heat Treatment
	> Waste Management 0.4%
1,500,000	Waste Connections	72,825,000
	Solid Waste Management
Industrial Goods & Services: Total		4,651,322,534
Number of Shares		Value
Consumer Goods & Services 14.1%
	> Retail 4.4%
1,675,000	Williams-Sonoma	$120,231,500
	Home Goods & Furnishing Retailer
1,160,000	ULTA (a)	106,035,600
	Specialty Beauty Product Retailer
1,475,839	Casey's General Stores	103,736,723
	Owner/Operator of Convenience Stores
822,845	Fossil (a)	86,003,760
	Watch Designer & Retailer
1,845,498	Shutterfly (a)	79,467,144
	Internet Photo-centric Retailer
4,290,000	Pier 1 Imports	66,108,900
	Home Furnishing Retailer
1,660,000	Kate Spade & Company (a)	63,312,400
	Global Lifestyle Brand
1,535,000	The Fresh Market (a)(c)	51,376,450
	Specialty Food Retailer
1,535,000	Burlington Stores (a)	48,905,100
	Off-price Apparel Retailer
1,000,000	Urban Outfitters (a)	33,860,000
	Multi-channel Apparel & Accessory Retailer
1,050,000	DSW	29,337,000
	Branded Footwear Retailer
600,000	Zulily (a)(c)	24,570,000
	eCommerce Retailer Offering Flash Sale Events
2,557,000	DIA (Spain)	23,542,747
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
1,185,000	Michaels Stores (a)	20,204,250
	Craft & Hobby Specialty Retailer
2,061,000	Gaiam (a)(b)	15,828,480
	Healthy Living Through Catalogs, eCommerce & Gaiam TV
852,000	Massmart Holdings (South Africa)	10,574,894
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		883,094,948
	> Travel 3.7%
4,300,000	Avis Budget Group (a)	256,667,000
	Second Largest Car Rental Company
4,750,000	Hertz (a)	133,142,500
	Largest U.S. Rental Car Operator
1,430,000	Vail Resorts	110,367,400
	Ski Resort Operator & Developer
1,100,000	Expedia	86,636,000
	Online Travel Services Company
2,380,000	HomeAway (a)	82,871,600
	Vacation Rental Online Marketplace
1,033,483	Choice Hotels	48,687,384
	Franchisor of Budget Hotel Brands
2,100,000	Localiza Rent A Car (Brazil)	34,548,540
	Car Rental
		752,920,424

See accompanying notes to financial statements.

Columbia Acorn® Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Consumer Goods Distribution 1.5%
2,015,000	Pool	$113,968,400
	Swimming Pool Supplies & Equipment Distributor
1,181,000	United Natural Foods (a)	76,883,100
	Distributor of Natural/Organic Foods to Grocery Stores
8,765,000	Groupon (a)(c)	58,024,300
	Global Marketplace for Deals
1,430,000	GNC	48,763,000
	Specialty Retailer of Health & Wellness Products
900,000	The Chefs' Warehouse (a)	17,793,000
	Distributor of Specialty Foods to Fine Dining Restaurants
		315,431,800
	> Furniture & Textiles 1.0%
3,669,000	Knoll (b)	63,583,770
	Office Furniture
1,605,000	Herman Miller	48,535,200
	Office Furniture
2,325,000	Interface	43,803,000
	Modular Carpet
812,360	Caesarstone (Israel)	39,870,629
	Quartz Countertops
		195,792,599
	> Restaurants 0.9%
1,875,000	Popeyes Louisiana Kitchen (a)(b)	81,956,250
	Popeye's Restaurants
968,000	Domino's Pizza	70,751,120
	Franchisor of Pizza Restaurants
876,988	Fiesta Restaurant Group (a)	40,701,013
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana
		193,408,383
	> Apparel 0.5%
932,000	PVH	108,671,200
	Apparel Wholesaler & Retailer
	> Food & Beverage 0.5%
4,386,552	Boulder Brands (a)(b)	62,201,307
	Healthy Food Products
1,029,000	B&G Foods	33,638,010
	Acquirer of Small Food Brands
1,665,270	GLG Life Tech (Canada) (a)(b)	444,780
	Produces an All-natural Sweetener Extracted from the Stevia Plant
		96,284,097
	> Other Durable Goods 0.4%
460,000	Cavco Industries (a)(b)	39,238,000
	Manufactured Homes
1,650,000	Select Comfort (a)	34,089,000
	Specialty Mattresses
		73,327,000
	> Other Consumer Services 0.4%
982,000	Lifetime Fitness (a)(c)	47,862,680
	Sport & Fitness Club Operator
900,000	Blackhawk Network (a)	24,165,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
Number of Shares		Value
400,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	$516,000
	Provide Real Estate Services in China
		72,543,680
	> Educational Services 0.3%
1,300,000	DeVry	55,042,000
	Postsecondary Degree Services
550,000	ITT Educational Services (a)(c)	9,179,500
	Postsecondary Degree Services
		64,221,500
	> Casinos & Gaming 0.3%
900,000	Melco Crown Entertainment - ADR (Hong Kong)	32,139,000
	Macau Casino Operator
7,000,000	Melco International (Hong Kong)	21,161,996
	Macau Casino Operator
		53,300,996
	> Nondurables 0.2%
620,000	Prestige Brands Holdings (a)	21,011,800
	Household & Personal Care Products
229,000	KT&G (Korea)	20,256,473
	Tobacco & Ginseng Products
		41,268,273
	> Leisure Products —%
550,000	Performance Sports Group (a)	9,432,500
	Sporting Goods Manufacturer
Consumer Goods & Services: Total		2,859,697,400
Finance 11.1%
	> Banks 3.7%
9,000,000	Associated Banc-Corp (b)	162,720,000
	Midwest Bank
1,950,000	BOK Financial	129,870,000
	Tulsa-based Southwest Bank
840,000	SVB Financial Group (a)	97,960,800
	Bank to Venture Capitalists
2,860,000	MB Financial (b)	77,363,000
	Chicago Bank
940,000	City National	71,214,400
	Bank & Asset Manager
1,900,000	Hancock Holding	67,108,000
	Gulf Coast Bank
3,323,500	Valley National Bancorp (c)	32,935,885
	New Jersey/New York Bank
1,162,000	Sandy Spring Bancorp	28,945,420
	Baltimore & Washington, D.C. Bank
4,841,882	First Busey (b)	28,131,334
	Illinois Bank
1,550,000	TCF Financial	25,373,500
	Great Lakes Bank
843,000	Hudson Valley	15,216,150
	Metro New York City Bank
2,136,500	TrustCo Bank	14,271,820
	New York State Bank
300,000	OFG Bancorp	5,523,000
	Puerto Rican Bank
176,000	Cascade Bancorp (a)	916,960
	Central Oregon & Idaho Bank
		757,550,269

See accompanying notes to financial statements.

Number of Shares		Value
	> Insurance 2.8%
8,900,000	CNO Financial Group	$158,420,000
	Life, Long-term Care & Medical Supplement Insurance
2,499,000	Allied World Assurance Company Holdings	95,011,980
	Commercial Lines Insurance/ Reinsurance
2,625,000	Selective Insurance Group	64,890,000
	Commercial & Personal Lines Insurance
1,100,000	HCC Insurance Holdings	53,834,000
	Specialty Insurance
1,650,000	Brown & Brown	50,671,500
	Insurance Broker
250,000	Enstar Group (a)	37,682,500
	Insurance/Reinsurance & Related Services
800,000	RLI	36,624,000
	Specialty Insurance
10,837,000	Rand Merchant Insurance (South Africa)	33,402,620
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
500,000	The Hanover Insurance Group	31,575,000
	Commercial & Personal Lines Insurance
		562,111,600
	> Brokerage & Money Management 2.0%
7,275,000	SEI Investments	238,401,750
	Mutual Fund Administration & Investment Management
3,052,000	Eaton Vance	115,335,080
	Specialty Mutual Funds
10,000,000	Sprott (Canada)	28,396,045
	Asset Manager Focused on Resources, Particularly Gold & Silver
1,648,030	Coronation Fund Managers (South Africa)	14,800,503
	South African Fund Manager
500,000	Wisdom Tree (a)	6,180,000
	Fund Manager with ETF Specialty
		403,113,378
	> Finance Companies 1.2%
2,150,000	McGrath Rentcorp (b)	79,012,500
	Mini-rental Conglomerate
808,343	World Acceptance (a)(b)	61,401,734
	Personal Loans
1,120,000	H & E Equipment Services (a)	40,700,800
	Heavy Equipment Leasing
1,500,000	CAI International (a)(b)	33,015,000
	International Container Leasing
1,091,000	Marlin Business Services (b)	19,845,290
	Small Equipment Leasing
200,000	Onex Capital (Canada)	12,374,303
	Private Equity
		246,349,627
Number of Shares		Value
	> Credit Cards 1.0%
490,000	Alliance Data Systems (a)	$137,812,500
	Diversified Credit Card Provider
620,000	WEX Corp (a)	65,081,400
	Card Processor
		202,893,900
	> Diversified Financial Companies 0.4%
2,820,000	Leucadia National	73,940,400
	Holding Company
209,980	JTH Holdings (a)	6,994,434
	Tax Preparation Company
		80,934,834
Finance: Total		2,252,953,608
Health Care 9.4%
	> Biotechnology & Drug Delivery 3.9%
2,312,309	Synageva BioPharma (a)(b)	242,329,983
	Biotech Focused on Orphan Diseases
4,972,000	Seattle Genetics (a)	190,179,000
	Antibody-based Therapies for Cancer
1,151,982	Ultragenyx Pharmaceutical (a)(b)(d)(e)	48,609,724
472,707	Ultragenyx Pharmaceutical (a)(b)(c)	21,219,817
	Biotech Focused on "Ultra-Orphan" Drugs
2,050,000	Sarepta Therapeutics (a)(b)(c)	61,069,500
	Biotech Focused On Rare Diseases
969,000	BioMarin Pharmaceutical (a)	60,281,490
	Biotech Focused on Orphan Diseases
2,750,000	Celldex Therapeutics (a)	44,880,000
	Biotech Developing Drugs for Cancer
1,352,000	NPS Pharmaceuticals (a)	44,683,600
	Orphan Drugs & Healthy Royalties
613,400	Alnylam Pharmaceuticals (a)	38,748,478
	Biotech Developing Drugs for Rare Diseases
153,000	Intercept Pharmaceuticals (a)	36,204,390
	Biotech Developing Drugs for Several Diseases
359,944	MicroDose Therapeutx Contingent Value Rights (a)(d)(e)	943,053
	Drug Inhaler Development
		789,149,035
	> Medical Supplies 2.3%
5,590,000	Cepheid (a)(b)	267,984,600
	Molecular Diagnostics
772,000	Henry Schein (a)	91,613,240
	Largest Distributor of Healthcare Products
936,000	Bio-Techne	86,645,520
	Cytokines, Antibodies & Other Reagents for Life Science
395,375	Patterson Companies	15,621,266
	Dental/Vet/Medical Distributor
		461,864,626

See accompanying notes to financial statements.

Columbia Acorn® Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Health Care Services 1.5%
7,949,000	Allscripts Healthcare Solutions (a)	$127,581,450
	Health Care IT
2,100,000	HealthSouth	75,327,000
	Inpatient Rehabilitation Facilities
1,080,000	Medidata Solutions (a)	46,234,800
	Cloud-based Software for Drug Studies
1,004,000	Envision Healthcare Holdings (a)	36,053,640
	Provider of Health Care Outsourcing Services
890,000	Castlight Health (a)(b)(c)	13,528,000
	Provider of Cloud-based Software for Managing Health Care Costs
		298,724,890
	> Pharmaceuticals 1.1%
5,966,000	Akorn (a)(b)	198,369,500
	Develops, Manufactures & Sells Specialty Generic Drugs
476,000	Revance Therapeutics (a)	16,184,000
	Drug Developer Focused on Aesthetics
790,158	Alimera Sciences (a)(c)	4,725,145
	Ophthalmology-focused Pharmaceutical Company
		219,278,645
	> Medical Equipment & Devices 0.6%
1,080,000	Sirona Dental Systems (a)	89,056,800
	Manufacturer of Dental Equipment
925,000	PerkinElmer	43,327,000
	Analytical Instruments for Life Sciences
97,647	Wright Medical Group (a)	3,066,116
	Leader in Foot & Ankle Replacement
		135,449,916
Health Care: Total		1,904,467,112
Energy & Minerals 7.5%
	> Oil & Gas Producers 3.6%
2,322,600	Rosetta Resources (a)	127,394,610
	Oil & Gas Producer Exploring in Texas
778,000	SM Energy	65,429,800
	Oil & Gas Producer
717,000	Energen Corporation	63,726,960
	Oil & Gas Producer with Natural Gas Utility
695,000	Range Resources	60,430,250
	Oil & Gas Producer
2,200,000	Pacific Rubiales Energy (Colombia)	44,698,936
	Oil Production & Exploration in Colombia
1,601,197	Bill Barrett Corporation (a)	42,880,056
	Oil & Gas Producer in U.S. Rockies
281,000	Clayton Williams (a)	38,600,970
	Oil & Gas Producer
Number of Shares		Value
550,000	Carrizo Oil & Gas (a)	$38,093,000
	Oil & Gas Producer
1,159,000	Laredo Petroleum (a)	35,905,820
	Permian Basin Oil Producer
743,000	Baytex (Canada) (c)	34,293,379
	Oil & Gas Producer in Canada
1,358,000	WPX Energy (a)	32,469,780
	Oil & Gas Produced in U.S. & Argentina
62,000,000	Petromanas (Canada) (a)(b)(c)	19,755,400
	Exploring for Oil in Albania
530,000	Forum Energy Technology (a)	19,307,900
	Oil Field Capital Equipment & Consumables
551,000	Cabot Oil and Gas	18,811,140
	Large Natural Gas Producer in Appalachia & Gulf Coast
570,000	Rice Energy (a)	17,356,500
	Natural Gas Producer
262,000	PDC Energy (a)	16,545,300
	Oil & Gas Producer in U.S.
1,400,000	DeeThree Exploration (Canada) (a)	14,957,125
	Canadian Oil & Gas Producer
42,000,000	Petroamerica Oil (Colombia) (a)(b)(c)	14,366,712
	Oil Exploration & Production in Colombia
27,815,500	Shamaran Petroleum (Iraq) (a)	10,818,080
	Oil Exploration & Production in Kurdistan
434,159	Parsley Energy (a)	10,450,207
	Permian-Midland Basin Oil & Gas Producer
15,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)	3,896,725
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)(d)	2,019,212
	Oil & Gas Exploration/Production in the North Sea
26,000,000	Petrodorado Energy (Colombia) (a)(b)	974,650
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		733,182,512
	> Oil Services 2.7%
3,858,000	FMC Technologies (a)	235,608,060
	Oil & Gas Well Head Manufacturer
964,000	Chart Industries (a)	79,761,360
	Manufacturer of Natural Gas Processing/Storage Equipment
1,613,000	Hornbeck Offshore (a)	75,681,960
	Supply Vessel Operator in U.S. Gulf of Mexico
1,314,579	ShawCor (Canada)	73,105,401
	Oil & Gas Pipeline Products
507,000	Atwood Oceanics (a)	26,607,360
	Offshore Drilling Contractor

See accompanying notes to financial statements.

Number of Shares		Value
	> Oil Services—continued
321,000	Gulfport Energy (a)	$20,158,800
	Oil & Gas Producer Focused on Utica Shale in Ohio
596,600	Black Diamond Group (Canada)	19,188,709
	Provides Accommodations/ Equipment for Oil Sands Development
2,601,900	Horizon North Logistics (Canada) (c)	18,678,182
	Provides Diversified Oil Service Offering in Northern Canada
289,000	Rowan	9,227,770
	Contract Offshore Driller
		558,017,602
	> Mining 1.0%
492,000	Core Labs (Netherlands)	82,193,520
	Oil & Gas Reservoir Consulting
3,400,000	Alamos Gold (Canada)	34,380,769
	Gold Mining
503,000	US Silica	27,886,320
	Provider of Frac Sand & Industrial Sand in the U.S.
5,500,000	Kirkland Lake Gold (Canada) (a)(b)(c)	18,298,112
	Gold Mining
3,986,900	Argonaut Gold (Canada) (a)	16,514,782
	Gold & Silver Mining
2,373,342	Allied Nevada Gold (a)(c)	8,923,766
	Gold & Silver Mining
5,979,000	Duluth Metals (Canada) (a)	3,305,946
	Copper & Nickel Miner
2,322,841	Alexco Resource (a)(c)	2,926,780
	Mining, Exploration & Environmental Services
3,000,000	Kaminak Gold (a)(c)	2,389,766
	Exploration Stage Canadian Gold Miner
2,300	Silvercrest Mines (a)	4,957
	Gold & Silver Mining
		196,824,718
	> Alternative Energy 0.1%
4,100,000	RGS Energy (a)(b)(c)	12,218,000
	U.S. Residential & Commercial Solar Systems Installer
1,210,300	Synthesis Energy Systems (China) (a)	2,275,364
	Owner/Operator of Gasification Plants/Technology Licenses
		14,493,364
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	13,630,112
	Farmland Operator in Uruguay
Energy & Minerals: Total		1,516,148,308
Other Industries 6.4%
	> Real Estate 4.2%
2,100,000	Extra Space Storage	111,825,000
	Self Storage Facilities
Number of Shares		Value
1,760,000	Post Properties	$94,089,600
	Multi-family Properties
750,000	Federal Realty	90,690,000
	Shopping Centers
7,350,000	EdR (b)	78,939,000
	Student Housing
1,800,000	St. Joe (a)(c)	45,774,000
	Florida Panhandle Landowner
5,175,000	DCT Industrial Trust	42,486,750
	Industrial Properties
2,150,000	Terreno Realty (b)	41,559,500
	Industrial Properties
1,900,000	Biomed Realty Trust	41,477,000
	Life Science-focused Office Buildings
325,000	Jones Lang LaSalle	41,076,750
	Real Estate Services
1,170,000	Coresite Realty (b)	38,691,900
	Data Centers
6,250,000	Kite Realty Group	38,375,000
	Community Shopping Centers
130,000	Amerco	37,798,800
	North American Moving & Storage King
1,300,000	Hudson Pacific Properties	32,942,000
	West Coast Office Buildings & Production Studios
2,350,000	Glimcher Realty Trust	25,450,500
	Regional Shopping Malls
20,282,089	Mapletree Commercial Trust (Singapore)	22,302,035
	Retail & Office Property Landlord
14,000	Orix JREIT (Japan)	19,637,250
	Diversified REIT
950,000	American Residential Properties (a)(c)	17,812,500
	Single-family Rental Properties
400,000	REMAX	11,836,000
	Residential Real Estate Broker
90,000	Deltic Timber	5,437,800
	Arkansas Land & Timber
410,000	Ascendas REIT (Singapore)	757,645
	Industrial Property Landlord
		838,959,030
	> Transportation 1.6%
3,100,000	Rush Enterprises, Class A (a)(b)	107,477,000
550,000	Rush Enterprises, Class B (a)(b)	17,297,500
	Truck Sales & Service
758,000	Kirby (a)	88,792,120
	Largest Operator of U.S. (Jones Act) Liquid Tank Barges
1,000,000	JB Hunt Transport Services	73,780,000
	Truck & Intermodal Carrier
300,000	Genesee & Wyoming (a)	31,500,000
	Short-line Operator
		318,846,620

See accompanying notes to financial statements.

Columbia Acorn® Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Regulated Utilities 0.6%
2,000,000	Northeast Utilities	$94,540,000
	Regulated Electric Utility
700,000	Wisconsin Energy (c)	32,844,000
	Wisconsin Utility
		127,384,000
Other Industries: Total		1,285,189,650
Total Equities: 97.4% (Cost: $10,197,383,140)		19,716,450,860	(f)
Short-Term Investments 2.6%
280,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	280,000,000
256,626,833	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	256,626,833
Total Short-Term Investments: 2.6% (Cost: $536,626,833)		536,626,833
Number of Shares		Value
Securities Lending Collateral 1.6%
317,314,613	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	$317,314,613
Total Securities Lending Collateral: 1.6% (Cost: $317,314,613)		317,314,613
Total Investments: 101.6% (Cost: $11,051,324,586)(h)		20,570,392,306
Obligation to Return Collateral for Securities Loaned: (1.6)%		(317,314,613)
Cash and Other Assets Less Liabilities: —%		(816,559)
Net Assets: 100.0%		$20,252,261,134

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/14	Value	Dividend
Mettler-Toledo International	1,475,000	-	-	1,475,000	$373,440,500	$-
Donaldson	8,400,000	-	-	8,400,000	355,488,000	2,562,000
Nordson	3,400,000	-	-	3,400,000	272,646,000	1,224,000
Cepheid	6,170,000	-	580,000	5,590,000	267,984,600	-
Synageva BioPharma	2,392,000	-	79,691	2,312,309	242,329,983	-
Moog	3,230,000	-	-	3,230,000	235,434,700	-
Informatica	5,500,000	550,000	-	6,050,000	215,682,500	-
Bally Technologies	3,105,000	-	77,000	3,028,000	199,000,160	-
Akorn	5,417,981	676,000	127,981	5,966,000	198,369,500	-
Generac	3,113,000	442,000		3,555,000	173,270,700
Associated Banc-Corp	9,000,000	-	-	9,000,000	162,720,000	1,620,000
HEICO	3,828,750	-	-	3,828,750	155,447,250	-
iGATE	4,150,000	-	275,000	3,875,000	141,011,250	-
Allscripts Healthcare Solutions (1)	9,905,000	-	1,956,000	7,949,000	127,581,450	-
Rush Enterprises	3,650,000	-	-	3,650,000	124,774,500	-
Globalstar (1)	25,500,000	2,150,000	-	27,650,000	117,512,500	-
Drew Industries	1,780,000	-	-	1,780,000	89,017,800	-
Popeye's Louisiana Kitchen	2,000,000	-	125,000	1,875,000	81,956,250	-
ESCO Technologies	2,300,000	-	-	2,300,000	79,672,000	184,000
McGrath Rentcorp	2,150,000	-	-	2,150,000	79,012,500	1,042,750
EdR	7,350,000	-	-	7,350,000	78,939,000	1,617,000
MB Financial	2,860,000	-	-	2,860,000	77,363,000	686,400
Navigant Consulting	4,025,000	-	-	4,025,000	70,236,250	-
Ultragenyx Pharmaceutical (2)	1,151,982	472,707	-	1,624,689	69,829,541	253,930
Pier 1 Imports (1)	7,185,000	-	2,895,000	4,290,000	66,108,900	688,500
Virtusa	1,985,000	-	150,000	1,835,000	65,693,000	-
Knoll	3,669,000	-	-	3,669,000	63,583,770	880,560
Boulder Brands	2,886,552	1,500,000		4,386,552	62,201,307	-
World Acceptance	850,000	-	41,657	808,343	61,401,734	-

See accompanying notes to financial statements.

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/14	Value	Dividend
Sarepta Therapeutics	2,050,000	-	-	2,050,000	$61,069,500	$-
SPS Commerce	900,000	190,000	150,000	940,000	59,398,600	-
tw telecom (1)	9,500,000	-	8,386,257	1,113,743	44,894,980	-
Terreno Realty	2,020,931	129,069	-	2,150,000	41,559,500	279,500
H & E Equipment Services (1)	2,508,816	-	1,388,816	1,120,000	40,700,800	-
Cavco Industries	460,000	-	-	460,000	39,238,000	-
Coresite Realty	1,170,000	-	-	1,170,000	38,691,900	819,000
Insperity (1)	1,400,000	-	256,000	1,144,000	37,752,000	411,840
InContact	3,740,596	404	-	3,741,000	34,379,790	-
II-VI (1)	3,640,000	-	1,301,000	2,339,000	33,821,940	-
CAI International	1,500,000	-	-	1,500,000	33,015,000	-
Tangoe	2,100,000	-	-	2,100,000	31,626,000	-
First Busey	4,841,882	-	-	4,841,882	28,131,334	435,769
Blackhawk Network (1)	900,000	-	-	900,000	24,165,000	-
PGT	738,564	1,761,436		2,500,000	21,175,000
Marlin Business Services	1,091,000	-	-	1,091,000	19,845,290	240,020
Petromanas	51,359,500	10,640,500	-	62,000,000	19,755,400	-
Hackett Group	3,274,000	-	-	3,274,000	19,545,780	-
Boingo Wireless	2,500,000	272,402	-	2,772,402	18,935,506	-
Kirkland Lake Gold	4,900,000	600,000	-	5,500,000	18,298,112	-
Gaiam	1,500,000	561,000	-	2,061,000	15,828,480	-
Petroamerica Oil	35,000,000	7,000,000	-	42,000,000	14,366,712	-
Castlight Health	-		890,000		890,000	13,528,000
RGS Energy	2,600,000	1,500,000	-	4,100,000	12,218,000	-
Exa	1,000,000	-	-	1,000,000	11,260,000	-
Towerstream	3,319,900	680,100	-	4,000,000	7,760,000	-
Canadian Overseas Petroleum	19,471,000	4,329,000	-	23,800,000	5,915,937	-
Alimera Sciences (1)	2,040,000	-	1,249,842	790,158	4,725,145	-
Duluth Metals (1)	7,025,500	-	1,046,500	5,979,000	3,305,946	-
Petrodorado Energy	26,000,000	-	-	26,000,000	974,650	-
GLG Life Tech	1,665,270	-	-	1,665,270	444,780	-
Acorn Energy (1)	1,161,957	-	1,161,957	-	-	-
Dupont Fabros Technology (1)	3,625,000	-	3,625,000	-	-	1,128,750
Simplicity Bancorp (1)	452,146	-	452,146	-	-	72,577
Total of Affiliated Transactions	343,885,327	34,344,618	25,324,847	352,905,098	$5,064,035,727	$14,146,596

(1) At June 30, 2014, the Fund owned less than five percent of the company's outstanding voting shares.

(2) Includes the effects of a stock split.

  The aggregate cost and value of these companies at June 30, 2014, was $2,222,412,177 and $4,563,467,066, respectively. Investments in affiliated companies represented 22.53% of the Fund's total net assets at June 30, 2014.

(c)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $308,680,544.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees. At June 30, 2014, the market value of these securities amounted to $65,202,101, which represented 0.32% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Ultragenyx Pharmaceutical	12/19/12	1,151,982	$9,999,999	$48,609,724
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	13,630,112
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	2,019,212
MicroDose Therapeutx Contingent Value Rights	8/14/13	359,944	-	943,053
			$28,591,151	$65,202,101

(e)  Illiquid security.

See accompanying notes to financial statements.

Columbia Acorn® Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

(f)  On June 30, 2014, the market value of foreign securities represented 6.29% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$362,433,281	1.79
Netherlands	163,820,933	0.81
Sweden	94,263,996	0.46
India	65,203,138	0.32
Denmark	64,602,845	0.32
Colombia	60,040,298	0.30
South Africa	58,778,017	0.29
Hong Kong	53,300,996	0.26
France	49,764,042	0.25
Germany	44,133,849	0.22
Israel	39,870,629	0.20
Japan	38,967,130	0.19
Brazil	34,548,540	0.17
Chile	25,867,775	0.13
Spain	23,542,747	0.12
Singapore	23,059,680	0.11
Korea	20,256,473	0.10
United Kingdom	15,345,887	0.08
Uruguay	13,630,112	0.07
Iraq	10,818,080	0.05
Iceland	9,285,175	0.04
China	2,791,364	0.01
Total Foreign Portfolio	$1,274,324,987	6.29

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2014, for federal income tax purposes, the cost of investments was $11,051,324,586 and net unrealized appreciation was $9,519,067,720 consisting of gross unrealized appreciation of $9,793,427,959 and gross unrealized depreciation of $274,360,239.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$5,095,462,153	$151,210,095	$-	$5,246,672,248
Industrial Goods & Services	4,403,252,341	248,070,193	-	4,651,322,534
Consumer Goods & Services	2,784,161,290	75,536,110	-	2,859,697,400
Finance	2,204,750,485	48,203,123	-	2,252,953,608
Health Care	1,854,914,335	48,609,724	943,053	1,904,467,112
Energy & Minerals	1,500,498,984	2,019,212	13,630,112	1,516,148,308
Other Industries	1,242,492,720	42,696,930	-	1,285,189,650
Total Equities	19,085,532,308	616,345,387	14,573,165	19,716,450,860
Total Short-Term Investments	536,626,833	-	-	536,626,833
Total Securities Lending Collateral	317,314,613	-	-	317,314,613
Total Investments	$19,939,473,754	$616,345,387	$14,573,165	$20,570,392,306

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  There were no transfers of financial assets between levels during the period.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company's capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International®

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Asia
> Japan
Aeon Mall	960,000	1,740,000
Disco	388,400	461,400
FamilyMart	532,000	1,050,000
Glory	1,521,900	1,600,000
Moshi Moshi Hotline	0	2,241,000
NGK Insulators	1,567,000	1,953,000
Nippon Kayaku	2,709,000	2,958,000
OBIC	755,000	931,000
Rohto Pharmaceutical	518,100	1,400,000
Stanley Electric	0	408,200
Ushio	2,350,000	2,900,000
Wacom	3,948,000	4,338,000
> Taiwan
Delta Electronics	7,306,000	7,651,000
Hermes Microvision	223,000	349,750
Largan Precision	0	322,000
Lite-On Technology	11,716,253	13,116,253
Novatek Microelectronics	4,305,000	5,410,000
President Chain Store	2,930,000	4,956,000
> Hong Kong
Mapletree Greater China Commercial Trust	40,000,000	50,000,000
Sa Sa International	38,000,000	47,509,000
> Korea
CJ Corp	246,300	329,844
KT&G	0	507,000
LS Industrial Systems	519,217	631,865
> China
BitAuto - ADR	606,476	663,431
CIMC Enric	0	17,890,000
Jumei International - ADR	0	580,600
NewOcean Energy	17,994,000	29,072,000
Sihuan Pharmaceuticals	18,460,000	64,516,000
> Singapore
Mapletree Commercial Trust	40,000,000	40,564,179
Mapletree Logistics Trust	19,032,000	19,349,750
> India
United Breweries	1,655,000	2,085,000
Zee Entertainment Enterprises	9,885,176	13,478,000
> Indonesia
Surya Citra Media	58,000,000	85,000,000
> Philippines
Melco Crown (Philippines) Resorts	60,000,000	78,170,000
Puregold Price Club	19,000,000	27,000,000
Robinsons Retail Holdings	12,138,840	16,736,330
Universal Robina	1,486,250	3,112,380
	Number of Shares
	3/31/14	6/30/14
> Malaysia
7-Eleven Malaysia Holdings	0	51,801,200
Aeon	5,000,000	26,000,000
Europe
> United Kingdom
Abcam	3,740,000	4,550,000
Babcock International	2,450,000	3,590,000
Connect Group	10,026,000	11,184,000
Ocado	2,971,319	4,712,000
Polypipe	0	6,534,800
Rightmove	564,000	1,134,000
Shaftesbury	3,921,500	4,550,000
Whitbread	466,940	606,940
> Germany
MTU Aero Engines	300,000	365,000
> France
Eutelsat	0	767,000
Saft	708,000	729,096
> Spain
Bolsas y Mercados Españoles	720,000	830,000
DIA	7,055,000	7,828,000
Prosegur	4,050,000	5,042,000
Viscofan	700,000	794,000
> Netherlands
Arcadis	1,068,478	1,091,670
> Finland
Sponda	0	7,377,602
Other Countries
> Canada
Baytex	690,857	1,108,857
Canadian Energy Services & Technology	0	841,000
Rona	0	959,416
> Australia
Amcor	6,520,000	7,030,000
Austbrokers	1,670,000	2,189,620
IAG	13,800,000	14,000,000
Spotless	0	25,500,000
> United States
Chart Industries	0	225,000
Synageva BioPharma	0	350,000
> New Zealand
Ryman Healthcare	0	3,287,830
Latin America
> Chile
Sociedad Quimica y Minera de Chile - ADR	840,872	868,556

See accompanying notes to financial statements.

	Number of Shares
	3/31/14	6/30/14
Sales
Asia
> Japan
Ain Pharmaciez	429,492	0
Hamamatsu Photonics	602,500	527,500
Hoshizaki Electric	780,000	700,000
Itochu Techno-Science	566,700	0
Kintetsu World Express	816,000	750,000
Miraca Holdings	59,106	0
MonotaRO	1,000,000	866,500
Nakanishi	975,000	900,000
NGK Spark Plug	1,350,000	1,250,000
Nippon Paint	1,658,000	1,408,000
Nippon Prologis REIT	12,800	0
Park24	2,100,000	1,850,000
Rinnai	501,000	355,000
Sanrio	744,000	0
Santen Pharmaceutical	661,600	561,600
Shimano	293,000	245,000
Start Today	864,200	0
> Taiwan
Advantech	4,499,000	3,238,000
Chroma Ate	6,413,000	4,627,000
CTCI Corp	11,600,000	0
> Hong Kong
Vitasoy International	20,000,000	19,282,000
> Korea
KCC	74,400	0
KEPCO Plant Service & Engineering	465,540	388,540
Samsung Securities	815,000	0
> China
SouFun - ADR	1,540,150	0
Want Want	11,020,000	0
> India
Adani Ports & Special Economic Zone	7,500,000	6,095,000
Redington India	12,909,000	3,002,768
> Indonesia
Tower Bersama Infrastructure	48,000,000	40,000,000
> Philippines
SM Prime Holdings	21,994,200	0
> Thailand
Home Product Center	133,333,333	95,761,333
Robinson's Department Store	16,000,000	15,703,000
Samui Airport Property Fund	10,000,000	1,210,900
	Number of Shares
	3/31/14	6/30/14
Europe
> United Kingdom
Elementis	7,250,000	6,424,803
PureCircle	3,234,993	2,834,000
Smith & Nephew	3,240,000	2,490,000
Spirax Sarco	1,500,000	1,323,842
> Germany
Deutsche Beteiligungs	72,393	0
> Switzerland
Zehnder	283,306	119,285
> Netherlands
Gemalto	531,700	237,700
TKH Group	1,178,288	0
> Norway
Atea	2,814,434	2,613,864
> Russia
Yandex	1,980,874	0
Other Countries
> Canada
CCL Industries	961,772	926,772
Onex Capital	653,200	490,200
> Australia
SAI Global	10,000,000	7,300,000
> South Africa
Coronation Fund Managers	14,231,161	14,021,217
Latin America
> Brazil
Linx	1,500,000	1,184,000

See accompanying notes to financial statements.

Columbia Acorn International®

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 97.0%
Asia 42.5%
	> Japan 19.0%
4,784,600	Kansai Paint	$79,971,197
	Paint Producer in Japan, India, China & Southeast Asia
1,600,000	Glory	52,184,996
	Currency Handling Systems & Related Equipment
1,105,800	Benesse	47,964,256
	Education Service Provider
1,740,000	Aeon Mall	45,878,421
	Suburban Shopping Mall Developer, Owner & Operator
1,050,000	FamilyMart	45,268,426
	Convenience Store Operator
32,000	Orix JREIT	44,885,144
	Diversified REIT
1,953,000	NGK Insulators	44,334,638
	Ceramic Products for Auto, Power & Electronics
630,000	Makita	38,936,489
	Power Tools
1,300,000	Japan Airport Terminal	38,589,125
	Airport Terminal Operator at Haneda
2,958,000	Nippon Kayaku	38,512,137
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
1,456,000	Ariake Japan	38,320,741
	Commercial Soup & Sauce Extracts
2,900,000	Ushio	37,371,102
	Industrial Light Sources
900,000	Nakanishi	36,917,603
	Dental Tools & Machinery
11,000,000	Aozora Bank	36,165,787
	Commercial Bank
1,658,000	Aica Kogyo	35,433,788
	Laminated Sheets, Building Materials & Chemical Adhesives
1,600,000	Nabtesco	35,409,616
	Machinery Components
1,250,000	NGK Spark Plug	35,292,636
	Automobile Parts
700,000	Hoshizaki Electric	34,939,140
	Commercial Kitchen Equipment
355,000	Rinnai	34,271,726
	Gas Appliances for Home & Commercial Use
1,850,000	Park24	33,646,400
	Parking Lot Operator
2,100,000	Asahi Diamond Industrial	33,359,831
	Consumable Diamond Tools
6,002	Kenedix Office Investment (a)	32,673,564
	Tokyo Mid-size Office REIT
750,000	Kintetsu World Express	31,841,935
	Airfreight Logistics
1,638,000	Suruga Bank	31,816,614
	Regional Bank
Number of Shares		Value
561,600	Santen Pharmaceutical	$31,637,771
	Specialty Pharma (Ophthalmic Medicine)
4,407,000	NOF	31,510,033
	Specialty Chemicals, Life Science & Rocket Fuels
461,400	Disco	31,006,183
	Semiconductor Dicing & Grinding Equipment
931,000	OBIC	30,704,418
	Computer Software
203,400	Hirose Electric	30,237,808
	Electrical Connectors
709,000	Omron	29,898,239
	Electric Components for Factory Automation
1,408,000	Nippon Paint	29,812,096
	Paints for Automotive, Decorative & Industrial Usage
930,000	JIN (a)	29,682,541
	Eyeglasses Retailer
1,600,000	OSG	29,478,201
	Consumable Cutting Tools
1,050,000	Misumi Group	28,888,180
	Industrial Components Distributor
1,580,000	Daiseki	28,376,371
	Waste Disposal & Recycling
1,600,000	Doshisha	28,206,630
	Consumer Goods Wholesaler
6,712,000	Seven Bank	27,446,432
	ATM Processing Services
245,000	Shimano	27,186,665
	Manufacturer of Bicycle Components & Fishing Tackle
1,132,000	Tamron (a)	27,120,446
	Camera Lenses
3,000	Industrial & Infrastructure Fund (a)	26,863,814
	Industrial REIT in Japan
527,500	Hamamatsu Photonics	25,889,065
	Optical Sensors for Medical & Industrial Applications
4,338,000	Wacom (a)	24,758,758
	Computer Graphic Illustration Devices
1,065,780	Nihon Parkerizing	24,436,640
	Metal Surface Treatment Agents & Processing Service
866,500	MonotaRO (a)	23,942,406
	Online MRO (Maintenance, Repair and Operations) Goods Distributor in Japan
749,900	Toyo Suisan Kaisha	23,115,366
	Instant Noodles & Processed Foods
2,241,000	Moshi Moshi Hotline	22,098,105
	Call Center Operator
1,400,000	Rohto Pharmaceutical	21,776,785
	Pharmaceutical, Health & Beauty Products
835,000	Icom (b)	20,573,347
	Two Way Radio Communication Equipment

See accompanying notes to financial statements.

Number of Shares		Value
	> Japan—continued
255,800	Hikari Tsushin	$19,318,270
	Office IT/Mobiles/Insurance Distribution
571,080	Milbon	19,283,455
	Hair Products for Salons
408,200	Stanley Electric	10,650,097
	Automobile Lighting & LED Equipment
1,575,000	Lifenet Insurance (c)	7,106,078
	Online Life Insurance Company in Japan
2,099	Global One Real Estate	6,185,802
	Office REIT
		1,681,175,314
	> Taiwan 4.4%
29,700,000	Far EasTone Telecom	67,655,315
	Taiwan's Third Largest Mobile Operator
7,651,000	Delta Electronics	55,723,345
	Industrial Automation, Switching Power Supplies & Passive Components
1,747,000	St. Shine Optical	43,166,136
	World's Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
4,956,000	President Chain Store	39,717,885
	Taiwan's Number One Convenience Chain Store Operator
1,750,000	Ginko International	30,307,271
	Largest Contact Lens Maker in China
3,238,000	Advantech	27,654,152
	Industrial PC & Components
5,410,000	Novatek Microelectronics	26,607,668
	Display-related Integrated Circuits Designer
322,000	Largan Precision	25,688,609
	Mobile Device Camera Lenses & Modules
2,027,000	PChome Online	22,495,499
	Taiwanese Internet Retail Company
13,116,253	Lite-On Technology	21,905,763
	Mobile Device, LED & PC Server Component Supplier
349,750	Hermes Microvision	13,888,405
	E-beam Inspection Systems for Semiconductor Integrated Circuits
4,627,000	Chroma Ate	12,951,146
	Automatic Test Systems, Testing & Measurement Instruments
		387,761,194
	> Hong Kong 3.5%
2,500,000	Melco Crown Entertainment - ADR	89,275,000
	Macau Casino Operator
20,000,000	Melco International	60,462,846
	Macau Casino Operator
50,000,000	Mapletree Greater China Commercial Trust	34,693,760
	Retail & Office Property Landlord
Number of Shares		Value
10,000,000	MGM China Holdings	$34,681,255
	Macau Casino Operator
47,509,000	Sa Sa International (a)	32,799,250
	Cosmetics Retailer
19,282,000	Vitasoy International	24,624,137
	Soy Food Brand
10,000,000	Lifestyle International	19,586,086
	Mid- to High-end Department Store Operator in Hong Kong & China
6,287,000	Kingboard Chemicals	12,962,031
	Paper & Glass Laminates, PCB, Specialty Chemicals & Properties
		309,084,365
	> Korea 3.0%
1,424,261	Paradise Co	52,656,550
	Korean Casino Operator
329,844	CJ Corp	45,645,395
	Holding Company of Korean Consumer Conglomerate
507,000	KT&G	44,847,302
	Tobacco & Ginseng Products
631,865	LS Industrial Systems	41,152,674
	Electrical & Automation Equipment
332,580	Coway	27,836,414
	Household Appliance Rentals
388,540	KEPCO Plant Service & Engineering	26,567,452
	Power Plant & Grid Maintenance
17,583	AmorePacific Group	12,981,322
	Holding Company of Korean Cosmetics Manufacturer
359,000	Soulbrain	12,232,226
	Electronic Chemical Producer
		263,919,335
	> China 2.8%
2,500,000	WuXi PharmaTech - ADR (c)	82,150,000
	Largest Contract Research Organization Business in China
64,516,000	Sihuan Pharmaceuticals	39,457,613
	Leading Chinese Generic Drug Manufacturer
663,431	BitAuto - ADR (c)	32,309,090
	Automotive Research Website for Buyers & Dealers
17,890,000	CIMC Enric	23,564,664
	Produces Tanks & Equipment to Supply Natural Gas & Liquefied Natural Gas
29,072,000	NewOcean Energy	21,747,731
	Southern China Liquefied Petroleum Gas Distributor
3,850,000	Biostime	21,346,317
	Pediatric Nutrition & Baby Care Products Provider
580,600	Jumei International - ADR (a)(c)	15,792,320
	Online Beauty & Apparel Products Retailer
35,119,000	AMVIG Holdings	12,385,220
	Chinese Tobacco Packaging Material Supplier
		248,752,955

See accompanying notes to financial statements.

Columbia Acorn International®

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Singapore 2.3%
40,564,179	Mapletree Commercial Trust	$44,604,071
	Retail & Office Property Landlord
20,000,000	CDL Hospitality Trust	28,238,046
	Hotel Owner Operator
8,900,000	Petra Foods	27,837,036
	Chocolate Manufacturer in Southeast Asia
13,500,000	Ascendas REIT	24,946,839
	Industrial Property Landlord
19,560,000	Super Group (a)	22,140,355
	Instant Food & Beverages in Southeast Asia
3,800,000	Singapore Exchange	21,195,171
	Singapore Equity & Derivatives Market Operator
19,349,750	Mapletree Logistics Trust	18,089,510
	Industrial Property Landlord
11,851,934	Mapletree Industrial Trust	13,601,446
	Industrial Property Landlord
		200,652,474
	> India 2.2%
13,478,000	Zee Entertainment Enterprises	65,780,328
	India's Leading Programmer of Pay TV Content
3,423,265	Asian Paints	33,800,346
	India's Largest Paint Company
6,095,000	Adani Ports & Special Economic Zone	24,700,182
	Indian West Coast Shipping Port
2,085,000	United Breweries	24,231,916
	India's Largest Brewer
920,000	Colgate Palmolive India	23,075,868
	Consumer Products in Oral Care
90,000	Bosch	20,286,549
	Automotive Parts
3,002,768	Redington India	5,204,731
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
1,032,077	SKIL Ports and Logistics (c)	1,351,217
	Indian Container Port Project
		198,431,137
	> Indonesia 1.9%
31,764,600	Archipelago Resources (b)(d)(e)(f)	35,215,387
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
400,000,000	Ace Indonesia	29,712,847
	Home Improvement Retailer
40,000,000	Tower Bersama Infrastructure	27,161,535
	Communications Towers
85,000,000	Surya Citra Media	25,708,467
	Free to Air TV Station in Indonesia
15,200,000	Matahari Department Store	17,700,237
	Largest Department Store Chain in Indonesia
5,600,000	Mayora Indah	13,897,913
	Consumer Branded Food Manufacturer
Number of Shares		Value
149,822,800	Arwana Citramulia	$12,764,321
	Ceramic Tiles for Home Decoration
49,000,000	MNC Skyvision	8,920,695
	Largest Satellite Pay TV Operator in Indonesia
		171,081,402
	> Philippines 1.2%
16,736,330	Robinsons Retail Holdings (c)	27,963,684
	Multi-format Retailer in the Philippines
27,000,000	Puregold Price Club	26,837,243
	Supermarket Operator in the Philippines
78,170,000	Melco Crown (Philippines) Resorts (c)	20,527,469
	Integrated Resort Operator in Manila
6,960,000	Security Bank	19,663,381
	Commercial Bank in the Philippines
3,112,380	Universal Robina	11,000,441
	Branded Consumer Food Manufacturer in the Philippines
		105,992,218
	> Thailand 0.9%
95,761,333	Home Product Center	28,492,515
	Home Improvement Retailer
15,703,000	Robinson's Department Store	27,590,661
	Department Store Operator in Thailand
4,360,000	Airports of Thailand	26,669,656
	Airport Operator of Thailand
1,210,900	Samui Airport Property Fund	630,773
	Thai Airport Operator
		83,383,605
	> Malaysia 0.7%
26,000,000	Aeon	32,226,721
	Shopping Center & Department Store Operator
51,801,200	7-Eleven Malaysia Holdings (c)	26,941,141
	Exclusive 7-Eleven Franchisor for Malaysia
		59,167,862
	> Cambodia 0.6%
60,000,000	Nagacorp	52,877,098
	Casino & Entertainment Complex in Cambodia
Asia: Total		3,762,278,959
Europe 32.2%
	> United Kingdom 10.3%
4,560,000	Jardine Lloyd Thompson Group	81,161,424
	International Business Insurance Broker
3,590,000	Babcock International	71,392,412
	Public Sector Outsourcer
1,323,842	Spirax Sarco	61,919,475
	Steam Systems for Manufacturing & Process Industries
4,550,000	Shaftesbury	51,081,861
	London Prime Retail REIT
See accompanying notes to financial statements.

Number of Shares		Value
	> United Kingdom—continued
3,937,000	Telecity	$50,802,869
	European Data Center Provider
606,940	Whitbread	45,797,032
	The UK's Leading Hotelier & Coffee Shop
2,430,000	WH Smith	44,498,106
	Newsprint, Books & General Stationery Retailer
2,490,000	Smith & Nephew	44,275,796
	Medical Equipment & Supplies
1,134,000	Rightmove	41,609,195
	Internet Real Estate Listings
958,646	Fidessa Group	36,323,472
	Software for Financial Trading Systems
960,100	Croda International	36,164,960
	Oleochemicals & Industrial Chemicals
11,184,000	Connect Group (b)	34,883,188
	Newspaper & Magazine Distributor
908,500	AVEVA	31,686,961
	Engineering Software
4,712,000	Ocado (c)	29,942,062
	Leading Online Grocery Retailer
35,245,747	Cable and Wireless	29,707,386
	Leading Telecoms Service Provider in the Caribbean
4,550,000	Abcam	29,590,103
	Online Sales of Antibodies
2,834,000	PureCircle (a)(c)	29,343,148
	Natural Sweeteners
6,424,803	Elementis	28,621,043
	Specialty Chemicals
6,534,800	Polypipe (c)	27,959,139
	Manufacturer of Plastic Piping & Fittings
975,602	Aggreko	27,549,144
	Temporary Power & Temperature Control Services
3,218,000	Halford's	26,038,442
	The UK's Leading Retailer of Leisure Goods & Auto Parts
2,660,000	Domino's Pizza UK & Ireland	23,854,175
	Pizza Delivery in UK, Ireland, Germany
4,988,000	RPS Group	23,731,365
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
		907,932,758
	> Germany 3.2%
1,663,000	Wirecard (a)	71,798,425
	Online Payment Processing & Risk Management
148,295	Rational	47,932,404
	Commercial Ovens
795,000	NORMA Group	43,984,630
	Clamps for Automotive & Industrial Applications
Number of Shares		Value
365,000	MTU Aero Engines	$33,581,199
	Airplane Engine Components & Services
795,000	Aurelius	29,043,681
	European Turnaround Investor
2,350,000	TAG Immobilien (a)	28,674,312
	Owner of Residential Properties in Germany
595,000	Elringklinger (a)	24,551,999
	Automobile Components
		279,566,650
	> Sweden 2.8%
2,308,522	Hexagon	74,422,198
	Design, Measurement & Visualization Software & Equipment
1,580,000	Swedish Match (a)	54,861,522
	Market Leader in Swedish Snus
3,255,024	Sweco	54,440,801
	Engineering Consultants
784,000	Unibet	38,956,230
	European Online Gaming Operator
1,044,000	Mekonomen	26,797,075
	Leading Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
427,409	Kambi Group (c)	2,206,915
	Spinoff from Unibet of its Business-to-business Sports Betting Platform
		251,684,741
	> France 2.6%
1,350,000	Neopost	101,115,980
	Postage Meter Machines
146,000	Eurofins Scientific	44,901,547
	Food, Pharmaceuticals & Materials Screening & Testing
729,096	Saft	27,973,805
	Niche Battery Manufacturer
767,000	Eutelsat	26,650,178
	Fixed Satellite Services
163,400	Norbert Dentressangle	23,983,084
	Leading European Logistics & Transport Group
1,831,204	Hi-Media (a)(c)	6,820,313
	Online Advertiser in Europe
		231,444,907
	> Switzerland 2.6%
263,500	Partners Group	72,025,711
	Private Markets Asset Management
16,300	Sika	66,648,399
	Chemicals for Construction & Industrial Applications
179,000	Geberit	62,835,701
	Plumbing Supplies
72,500	INFICON	23,627,086
	Gas Detection Instruments
119,285	Zehnder	5,111,446
	Radiators & Heat Recovery Ventilation Systems
		230,248,343

See accompanying notes to financial statements.

Columbia Acorn International®

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Spain 2.2%
7,828,000	DIA	$72,073,767
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
794,000	Viscofan	47,337,752
	Sausage Casings Maker
830,000	Bolsas y Mercados Españoles	39,636,108
	Spanish Stock Markets
5,042,000	Prosegur	36,177,023
	Security Guards
		195,224,650
	> Netherlands 2.1%
2,491,770	Aalberts Industries	81,358,696
	Flow Control & Heat Treatment
1,091,670	Arcadis	37,624,721
	Engineering Consultants
237,700	Gemalto	24,639,039
	Digital Security Solutions
143,395	Core Labs	23,955,569
	Oil & Gas Reservoir Consulting
404,124	Vopak (a)	19,755,206
	World's Largest Operator of Petroleum & Chemical Storage Terminals
		187,333,231
	> Denmark 1.9%
1,315,800	Novozymes	65,997,223
	Industrial Enzymes
1,702,063	SimCorp	58,612,599
	Software for Investment Managers
709,000	Jyske Bank (c)	40,249,392
	Danish Bank
		164,859,214
	> Finland 1.8%
1,226,866	Vacon	49,810,457
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
1,669,000	Tikkurila	45,707,243
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
7,377,602	Sponda	39,398,395
	Office, Retail & Logistics Properties
711,000	Konecranes	22,956,840
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		157,872,935
	> Norway 1.0%
4,154,000	Orkla	37,010,377
	Food & Brands, Aluminum, Chemicals Conglomerate
2,613,864	Atea	29,829,631
	Leading Nordic IT Hardware/Software Reseller & Installation Company
1,321,000	Subsea 7	24,637,446
	Offshore Subsea Contractor
		91,477,454
Number of Shares		Value
	> Kazakhstan 0.6%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR (a)	$55,647,260
	Largest Retail Bank & Insurer in Kazakhstan
	> Italy 0.4%
1,959,000	Pirelli	31,438,423
	Global Tire Supplier
	> Iceland 0.3%
28,312,499	Marel (c)(g)	22,196,306
7,670,000	Marel (c)(g)	7,121,729
	Largest Manufacturer of Poultry & Fish Processing Equipment
		29,318,035
	> Belgium 0.2%
437,465	EVS Broadcast Equipment	21,732,480
	Digital Live Mobile Production Software & Systems
	> Turkey 0.2%
1,785,000	Bizim Toptan	15,881,832
	Cash & Carry Stores in Turkey
Europe: Total		2,851,662,913
Other Countries 17.6%
	> Canada 4.8%
926,772	CCL Industries	89,242,138
	Largest Global Label Converter
1,067,730	ShawCor	59,377,816
	Oil & Gas Pipeline Products
1,108,857	Baytex (a)	51,179,614
	Oil & Gas Producer in Canada
3,188,000	CAE	41,707,961
	Flight Simulator Equipment & Training Centers
2,168,377	DeeThree Exploration (c)	23,166,204
1,130,000	DeeThree Exploration (c)(e)	11,831,086
	Canadian Oil & Gas Producer
490,200	Onex Capital	30,329,416
	Private Equity
841,000	Canadian Energy Services & Technology	26,340,115
	North American Drilling Fluids & Chemicals
514,001	AG Growth	22,837,531
	Leading Manufacturer of Augers & Grain Handling Equipment
709,576	Black Diamond Group	22,822,406
	Provides Accommodations/Equipment for Oil Sands Development
766,000	Trilogy Energy	20,961,717
	Oil & Gas Producer in Canada
1,901,514	Horizon North Logistics (a)	13,650,342
	Provides Diversified Oil Service Offering in Northern Canada
959,416	Rona	10,322,005
	Leading Canadian Home Improvement Retailer
		423,768,351

See accompanying notes to financial statements.

Number of Shares		Value
	> Australia 4.4%
14,000,000	IAG	$77,111,300
	General Insurance Provider
10,653,000	Challenger Financial	74,727,254
	Largest Annuity Provider
3,500,000	Domino's Pizza Enterprises	70,839,064
	Domino's Pizza Operator in Australia & New Zealand
7,030,000	Amcor	69,143,880
	Global Leader in Flexible & Rigid Packaging
25,500,000	Spotless (c)	39,674,607
	Largest Facility Management & Catering Company
7,300,000	SAI Global	35,234,194
	Publishing, Certification, Compliance Services
2,189,620	Austbrokers	22,278,129
	Local Australian Small Business Insurance Broker
		389,008,428
	> South Africa 4.4%
14,021,217	Coronation Fund Managers	125,920,680
	South African Fund Manager
777,188	Naspers	91,494,065
	Media in Africa, China, Russia & Other Emerging Markets
19,098,300	Rand Merchant Insurance	58,866,222
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
2,644,083	Mr. Price	44,953,140
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum (c)	37,135,616
	Platinum Mining in South Africa
2,230,504	Massmart Holdings (a)	27,684,676
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		386,054,399
	> United States 2.6%
1,272,297	Textainer Group Holdings (a)	49,136,110
	Top International Container Leaser
601,213	FMC Technologies (c)	36,716,078
	Oil & Gas Well Head Manufacturer
350,000	Synageva BioPharma (c)	36,680,000
	Biotech Focused on Orphan Diseases
592,080	Atwood Oceanics (c)	31,072,358
	Offshore Drilling Contractor
634,500	Hornbeck Offshore (a)(c)	29,770,740
	Supply Vessel Operator in U.S. Gulf of Mexico
685,900	Rowan	21,900,787
	Contract Offshore Driller
225,000	Chart Industries (c)	18,616,500
	Manufacturer of Natural Gas Processing/Storage Equipment
33,468	Bladex	992,996
	Leading Latin American Trade Financing House
		224,885,569
Number of Shares		Value
	> New Zealand 1.0%
10,800,000	Auckland International Airport	$36,874,769
	Auckland Airport Operator
8,000,000	Sky City Entertainment	27,867,522
	Casino & Entertainment Complex
3,287,830	Ryman Healthcare	24,612,878
	Retirement Village Operator
		89,355,169
	> Israel 0.4%
791,000	Caesarstone	38,822,280
	Quartz Countertops
Other Countries: Total		1,551,894,196
Latin America 4.7%
	> Mexico 1.7%
15,876,000	Qualitas	45,828,512
	Leading Auto Insurer in Mexico & Central America
15,347,000	Genomma Lab Internacional (c)	41,580,688
	Develops, Markets & Distributes Consumer Products
3,466,000	Gruma (c)	41,481,930
	Tortilla Producer & Distributor
200,000	Grupo Aeroportuario del Sureste - ADR	25,404,000
	Mexican Airport Operator
		154,295,130
	> Brazil 1.7%
4,000,000	Localiza Rent A Car	65,806,744
	Car Rental
58,937,078	Beadell Resources (b)(c)	34,423,968
	Gold Mining in Brazil
1,184,000	Linx	27,870,486
	Retail Management Software in Brazil
6,000,000	Odontoprev	25,879,158
	Dental Insurance
		153,980,356
	> Guatemala 0.5%
1,626,600	Tahoe Resources (c)	42,591,447
	Silver Project in Guatemala
	> Chile 0.3%
868,556	Sociedad Quimica y Minera de Chile - ADR	25,457,376
	Producer of Specialty Fertilizers, Lithium & Iodine
	> Colombia 0.3%
14,729,000	Isagen	24,319,521
	Leading Colombian Electricity Provider
	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(d)(e)	13,630,112
	Farmland Operator in Uruguay
Latin America: Total		414,273,942
Total Equities: 97.0% (Cost: $5,970,863,731)		8,580,110,010	(h)

See accompanying notes to financial statements.

Columbia Acorn International®

Statement of Investments (Unaudited), continued

Number of Shares		Value
Short-Term Investments 2.6%
220,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	$220,000,000
6,295,328	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	6,295,328
Total Short-Term Investments: 2.6% (Cost: $226,295,328)		226,295,328
Securities Lending Collateral 2.2%
194,974,772	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (i)	194,974,772
Total Securities Lending Collateral: 2.2% (Cost: $194,974,772)		194,974,772
Total Investments: 101.8% (Cost: $6,392,133,831)(j)		9,001,380,110
Obligation to Return Collateral for Securities Loaned: (2.2)%		(194,974,772)
Cash and Other Assets Less Liabilities: 0.4%		37,872,800
Net Assets: 100.0%		$8,844,278,138

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $187,288,900.

(b)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/14	Value	Dividend
Archipelago Resources	31,764,600	-	-	31,764,600	$35,215,387	$-
Connect Group	10,944,000	1,158,321	918,321	11,184,000	34,883,188	1,906,952
Beadell Resources	58,937,078	-	-	58,937,078	34,423,968	-
Icom	835,000	-	-	835,000	20,573,347	123,022
Empresas Hites (1)	23,162,664	-	23,162,664	-	—	-
Total of Affiliated Transactions	125,643,342	1,158,321	24,080,985	102,720,678	$125,095,890	$2,029,974

(1)  At June 30, 2014, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at June 30, 2014, was $123,678,159 and $125,095,890, respectively. Investments in affiliated companies represented 1.41% of the Fund's total net assets at June 30, 2014.

(c)  Non-income producing security.

(d)  Illiquid security.

See accompanying notes to financial statements.

> Notes to Statement of Investments

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees. At June 30, 2014, the market value of these securities amounted to $60,676,585, which represented 0.69% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	2/23/10-9/26/13	31,764,600	$18,376,857	$35,215,387
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	13,630,112
DeeThree Exploration	9/7/10	1,130,000	2,950,812	11,831,086
			$36,327,669	$60,676,585

(f)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	31,764,600	GBP	0.58	August 13, 2014	$0

  GBP - British Pound

(1)  Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees.

(g)  The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel's regulatory governing body, the Icelandic Central Bank.

(h)  On June 30, 2014, the Fund's total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,681,175,314	19.0
Euro	1,080,657,708	12.2
British Pound	944,499,362	10.7
United States Dollar	627,328,576	7.1
Canadian Dollar	466,359,798	5.3
Other currencies less than 5% of total net assets	3,780,089,252	42.7
Total Equities	$8,580,110,010	97.0

(i)  Investment made with cash collateral received from securities lending activity.

(j)  At June 30, 2014, for federal income tax purposes, the cost of investments was $6,392,133,831 and net unrealized appreciation was $2,609,246,279 consisting of gross unrealized appreciation of $2,782,160,935 and gross unrealized depreciation of $172,914,656.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

See accompanying notes to financial statements.

Columbia Acorn International®

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$219,526,410	$3,507,537,162	$35,215,387	$3,762,278,959
Europe	23,955,569	2,827,707,344	-	2,851,662,913
Other Countries	675,645,114	876,249,082	-	1,551,894,196
Latin America	366,219,862	34,423,968	13,630,112	414,273,942
Total Equities	1,285,346,955	7,245,917,556	48,845,499	8,580,110,010
Total Short-Term Investments	226,295,328	-	-	226,295,328
Total Securities Lending Collateral	194,974,772	-	-	194,974,772
Total Investments	$1,706,617,055	$7,245,917,556	$48,845,499	$9,001,380,110

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  There were no transfers of financial assets between levels during the period.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company's capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International®

Portfolio Diversification (Unaudited)

At June 30, 2014, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	$686,112,160	7.7
Machinery	621,851,467	7.0
Other Industrial Services	447,575,217	5.1
Electrical Components	260,778,723	2.9
Outsourcing Services	173,811,494	2.0
Conglomerates	147,412,754	1.7
Construction	90,794,840	1.0
Industrial Distribution	23,942,406	0.3
	2,452,279,061	27.7
> Consumer Goods & Services
Retail	685,619,756	7.8
Food & Beverage	425,183,967	4.8
Casinos & Gaming	379,510,885	4.3
Nondurables	229,711,688	2.6
Other Durable Goods	143,950,992	1.6
Restaurants	140,490,272	1.6
Consumer Goods Distribution	110,688,687	1.3
Travel	65,806,744	0.8
Educational Services	47,964,257	0.5
Other Consumer Services	47,422,500	0.5
Furniture & Textiles	38,822,280	0.4
Consumer Electronics	27,120,446	0.3
	2,342,292,474	26.5
> Information
Business Software	259,620,136	2.9
Internet Related	181,204,669	2.1
Computer Hardware & Related Equipment	176,413,538	2.0
Mobile Communications	115,390,197	1.3
Financial Processors	92,993,597	1.1
Computer Services	80,632,500	0.9
Semiconductors & Related Equipment	71,502,256	0.8
Entertainment Processors	65,780,328	0.7
Instrumentation	38,840,211	0.4
Satellite Broadcasting & Services	35,570,872	0.4
Telephone & Data Services	29,707,386	0.3
TV Broadcasting	25,708,467	0.3
Telecommunications Equipment	25,688,609	0.3
Business Information & Marketing Services	22,098,105	0.3
Advertising	6,820,313	0.1
	1,227,971,184	13.9
	Value	Percentage of Net Assets
> Finance
Insurance	$392,958,077	4.4
Banks	211,981,863	2.4
Brokerage & Money Management	197,946,391	2.2
Finance Companies	79,465,527	0.9
Financial Processors	39,636,108	0.5
	921,987,966	10.4
> Energy & Minerals
Oil Services	284,904,588	3.2
Mining	173,321,986	2.0
Oil & Gas Producers	107,138,620	1.2
Oil Refining, Marketing & Distribution	41,502,937	0.5
Agricultural Commodities	13,630,112	0.1
	620,498,243	7.0
> Other Industries
Real Estate	439,814,986	5.0
Transportation	152,151,406	1.7
Regulated Utilities	24,319,520	0.3
	616,285,912	7.0
> Health Care
Pharmaceuticals	153,245,385	1.7
Medical Supplies	103,063,509	1.2
Medical Equipment & Devices	81,193,398	0.9
Biotechnology & Drug Delivery	36,680,000	0.4
Health Care Services	24,612,878	0.3
	398,795,170	4.5
Total Equities:	8,580,110,010	97.0
Short-Term Investments:	226,295,328	2.6
Securities Lending Collateral:	194,974,772	2.2
Total Investments:	9,001,380,110	101.8
Obligation to Return Collateral for Securities Loaned:	(194,974,772)	(2.2)
Cash and Other Assets Less Liabilities:	37,872,800	0.4
Net Assets:	$8,844,278,138	100.0

See accompanying notes to financial statements.

Columbia Acorn USA®

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Information
Bankrate	0	63,643
Boingo Wireless	364,000	568,229
Five9	0	346,769
Measurement Specialties	19,118	42,711
Vonage	0	951,000
Industrial Goods & Services
Graham	0	53,593
Consumer Goods & Services
Boulder Brands	372,705	612,705
Burlington Stores	101,500	207,500
HomeAway	135,000	281,000
Michaels Stores	0	195,000
United Natural Foods	79,000	117,000
Heath Care
Akorn	699,200	795,200
Bio-Techne	87,000	125,000
Castlight Health	6,000	83,000
Medidata Solutions	62,000	129,000
Energy & Minerals
Chart Industries	54,384	84,000
Clayton Williams	46,000	77,000
Gulfport Energy	0	51,000
Parsley Energy	0	61,373
	Number of Shares
	3/31/14	6/30/14
Sales
Information
Ellie Mae	125,000	0
Hittite Microwave	45,000	0
II-VI	128,000	0
SBA Communications	197,000	48,000
tw telecom	1,200,000	140,684
Industrial Goods & Services
Forward Air	109,000	0
Consumer Goods & Services
Avis Budget Group	1,183,950	1,015,950
Casey's General Stores	238,000	204,931
Lifetime Fitness	293,000	161,000
Pier 1 Imports	620,000	432,000
Prestige Brands Holdings	166,000	0
Quiksilver	475,000	0
Restoration Hardware Holdings	46,400	0
Finance
Berkshire Hills Bancorp	128,000	0
City National	173,000	130,000
First Commonwealth	571,000	379,000
H & E Equipment Services	39,641	0
Simplicity Bancorp	154,268	0
ViewPoint Financial	393,487	373,487
Health Care
Alimera Sciences	331,180	128,273
Allscripts Healthcare Solutions	960,000	798,000
BioMarin Pharmaceutical	97,000	83,000
InterMune	156,200	0
NPS Pharmaceuticals	295,500	179,600
Sirona Dental Systems	120,000	0
Other Industries
American Residential Properties	90,000	0
Energy & Minerals
Atwood Oceanics	113,000	52,000
Bill Barrett Corporation	205,000	148,809
PDC Energy	134,000	104,000
WPX Energy	240,000	129,000

See accompanying notes to financial statements.

Columbia Acorn USA®

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 97.3%
Information 22.5%
	> Business Software 7.4%
744,999	Informatica (a)	$26,559,250
	Enterprise Data Integration Software
343,000	Ansys (a)	26,006,260
	Simulation Software for Engineers & Designers
265,000	SPS Commerce (a)	16,745,350
	Supply Chain Management Software Delivered via the Web
170,000	NetSuite (a)	14,769,600
	End-to-end IT Systems Solution Delivered via the Web
85,000	Concur Technologies (a)	7,933,900
	Web Enabled Expense Management Software
275,000	RealPage (a)	6,182,000
	Software for Managing Rental Properties Delivered via the Web
60,000	Demandware (a)	4,162,200
	eCommerce Website Platform for Retailers & Apparel Manufacturers
82,000	Envestnet (a)	4,011,440
	Technology Platform for Investment Advisors
394,187	InContact (a)	3,622,578
	Call Center Systems Delivered via the Web & Telco Services
310,000	Exa (a)	3,490,600
	Simulation Software
126,000	E2open (a)	2,604,420
	Supply Chain Management Software & Supplier/Partner Network
346,769	Five9 (a)(b)	2,496,737
	Call Center Software
50,000	Commvault Systems (a)	2,458,500
	Data Storage Management
40,256	Textura (a)	951,652
	Construction Vendor Management Software
95,950	Covisint (a)(b)	466,317
	Collaboration Software Platform Provider
		122,460,804
	> Instrumentation 5.1%
164,000	Mettler-Toledo International (a)	41,521,520
	Laboratory Equipment
427,000	IPG Photonics (a)(b)	29,377,600
	Fiber Lasers
274,000	Trimble Navigation (a)	10,124,300
	GPS-based Instruments
42,711	Measurement Specialties (a)	3,676,136
	Sensors
		84,699,556
	> Computer Services 2.1%
506,000	ExlService Holdings (a)	14,901,700
	Business Process Outsourcing
327,000	WNS - ADR (India) (a)	6,271,860
	Offshore BPO (Business Process Outsourcing) Services
Number of Shares		Value
175,000	Virtusa (a)	$6,265,000
	Offshore IT Outsourcing
582,000	RCM Technologies (a)	3,701,520
	Technology & Engineering Services
591,000	Hackett Group	3,528,270
	IT Integration & Best Practice Research
		34,668,350
	> Semiconductors & Related Equipment 1.5%
255,000	Monolithic Power Systems	10,799,250
	High Performance Analog & Mixed Signal Integrated Circuits
970,000	Atmel (a)	9,088,900
	Microcontrollers, Radio Frequency & Memory Semiconductors
238,000	Ultratech (a)	5,278,840
	Semiconductor Equipment
		25,166,990
	> Gaming Equipment & Services 1.5%
370,110	Bally Technologies (a)	24,323,629
	Slot Machines & Software
	> Telecommunications Equipment 1.4%
426,000	Finisar (a)	8,413,500
	Optical Subsystems & Components
281,000	CalAmp (a)	6,086,460
	Machine-to-machine Communications
464,278	Infinera (a)	4,271,358
	Optical Networking Equipment
369,000	Ixia (a)	4,217,670
	Telecom Network Test Equipment
		22,988,988
	> Financial Processors 0.7%
139,000	Global Payments	10,126,150
	Credit Card Processor
153,000	Liquidity Services (a)	2,411,280
	E-Auctions for Surplus & Salvage Goods
		12,537,430
	> Computer Hardware & Related Equipment 0.6%
101,000	Rogers (a)	6,701,350
	Printed Circuit Materials & High-performance Foams
53,000	Belden	4,142,480
	Specialty Cable
		10,843,830
	> Telephone & Data Services 0.6%
140,684	tw telecom (a)	5,670,972
	Fiber Optic Telephone/Data Services
568,229	Boingo Wireless (a)	3,881,004
	Wholesale & Retail Wi-Fi Networks
		9,551,976
	> Contract Manufacturing 0.6%
215,000	Plexus (a)	9,307,350
	Electronic Manufacturing Services

See accompanying notes to financial statements.

Columbia Acorn USA®

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Internet Related 0.4%
141,831	RetailMeNot (a)(b)	$3,774,123
	Digital Coupon Marketplace
951,000	Vonage (a)	3,566,250
	Business & Consumer Internet Telephony
		7,340,373
	> Business Information & Marketing Services 0.3%
230,000	RPX (a)	4,082,500
	Patent Aggregation & Defensive Patent Consulting
63,643	Bankrate (a)	1,116,298
	Internet Advertising for the Insurance, Credit Card & Banking Markets
		5,198,798
	> Mobile Communications 0.3%
48,000	SBA Communications (a)	4,910,400
	Communications Towers
Information: Total		373,998,474
Industrial Goods & Services 21.7%
	> Machinery 15.9%
590,000	Nordson	47,312,100
	Dispensing Systems for Adhesives & Coatings
871,000	Ametek	45,535,880
	Aerospace/Industrial Instruments
855,000	Donaldson	36,183,600
	Industrial Air Filtration
436,000	Moog (a)	31,780,040
	Motion Control Products for Aerospace, Defense & Industrial Markets
757,500	HEICO	30,754,500
	FAA-approved Aircraft Replacement Parts
237,000	Toro	15,073,200
	Turf Maintenance Equipment
360,000	ESCO Technologies	12,470,400
	Industrial Filtration & Advanced Measurement Equipment
264,000	Kennametal	12,217,920
	Consumable Cutting Tools
245,000	Generac (a)	11,941,300
	Standby Power Generators
138,000	Middleby (a)	11,415,360
	Manufacturer of Cooking Equipment
134,000	Dorman Products (a)	6,608,880
	Aftermarket Auto Parts Distributor
53,593	Graham	1,865,572
	Designs & Builds Vacuum & Heat Transfer Equipment for Process Industries
		263,158,752
	> Industrial Materials & Specialty Chemicals 2.4%
539,000	Drew Industries	26,955,390
	RV & Manufactured Home Components
Number of Shares		Value
290,000	PolyOne	$12,220,600
	Intermediate Stage Chemicals Producer
		39,175,990
	> Electrical Components 1.7%
152,000	Acuity Brands	21,014,000
	Commercial Lighting Fixtures
248,708	Thermon (a)	6,545,995
	Global Engineered Thermal Solutions
		27,559,995
	> Industrial Distribution 0.8%
90,000	WESCO International (a)	7,774,200
	Industrial Distributor
217,000	MRC Global (a)	6,138,930
	Industrial Distributor
		13,913,130
	> Construction 0.4%
449,000	PGT (a)	3,803,030
	Wind Resistant Windows & Doors
86,000	Fortune Brands Home & Security	3,433,980
	Home Building Supplies & Small Locks
		7,237,010
	> Other Industrial Services 0.3%
151,000	KAR Auction Services	4,812,370
	Auto Auctions
	> Waste Management 0.2%
82,000	Waste Connections	3,981,100
	Solid Waste Management
Industrial Goods & Services: Total		359,838,347
Consumer Goods & Services 16.6%
	> Travel 5.7%
1,015,950	Avis Budget Group (a)	60,642,056
	Second Largest Car Rental Company
614,000	Hertz (a)	17,210,420
	Largest U.S. Rental Car Operator
281,000	HomeAway (a)	9,784,420
	Vacation Rental Online Marketplace
100,666	Choice Hotels	4,742,375
	Franchisor of Budget Hotel Brands
29,000	Vail Resorts	2,238,220
	Ski Resort Operator & Developer
		94,617,491
	> Retail 3.1%
204,931	Casey's General Stores	14,404,600
	Owner/Operator of Convenience Stores
185,991	Shutterfly (a)	8,008,772
	Internet Photo-centric Retailer
201,000	The Fresh Market (a)(b)	6,727,470
	Specialty Food Retailer
432,000	Pier 1 Imports	6,657,120
	Home Furnishing Retailer

See accompanying notes to financial statements.

Number of Shares		Value
	> Retail—continued
207,500	Burlington Stores (a)	$6,610,950
	Off-price Apparel Retailer
135,000	Kate Spade & Company (a)	5,148,900
	Global Lifestyle Brand
195,000	Michaels Stores (a)	3,324,750
	Craft & Hobby Specialty Retailer
		50,882,562
	> Furniture & Textiles 2.5%
333,814	Caesarstone (Israel)	16,383,591
	Quartz Countertops
688,000	Interface	12,961,920
	Modular Carpet
640,000	Knoll	11,091,200
	Office Furniture
		40,436,711
	> Consumer Goods Distribution 2.1%
358,000	Pool	20,248,480
	Swimming Pool Supplies & Equipment Distributor
117,000	United Natural Foods (a)	7,616,700
	Distributor of Natural/Organic Foods to Grocery Stores
353,000	The Chefs' Warehouse (a)	6,978,810
	Distributor of Specialty Foods to Fine Dining Restaurants
		34,843,990
	> Other Durable Goods 1.3%
187,000	Cavco Industries (a)	15,951,100
	Manufactured Homes
297,000	Select Comfort (a)	6,136,020
	Specialty Mattresses
		22,087,120
	> Other Consumer Services 0.9%
161,000	Lifetime Fitness (a)(b)	7,847,140
	Sport & Fitness Club Operator
252,000	Blackhawk Network (a)	6,766,200
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
		14,613,340
	> Food & Beverage 0.7%
612,705	Boulder Brands (a)	8,688,157
	Healthy Food Products
100,000	B&G Foods	3,269,000
	Acquirer of Small Food Brands
		11,957,157
	> Restaurants 0.3%
112,000	Fiesta Restaurant Group (a)	5,197,920
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana
	> Educational Services —%
34,350	ITT Educational Services (a)(b)	573,302
	Postsecondary Degree Services
Consumer Goods & Services: Total		275,209,593
Number of Shares		Value
Finance 13.0%
	> Banks 7.9%
801,000	MB Financial	$21,667,050
	Chicago Bank
164,000	SVB Financial Group (a)	19,125,680
	Bank to Venture Capitalists
993,000	Associated Banc-Corp	17,953,440
	Midwest Bank
392,597	Lakeland Financial	14,981,501
	Indiana Bank
130,000	City National	9,848,800
	Bank & Asset Manager
1,615,986	First Busey	9,388,879
	Illinois Bank
228,000	Hancock Holding	8,052,960
	Gulf Coast Bank
487,000	TCF Financial	7,972,190
	Great Lakes Bank
566,750	Valley National Bancorp (b)	5,616,492
	New Jersey/New York Bank
695,000	TrustCo Bank	4,642,600
	New York State Bank
171,826	Sandy Spring Bancorp	4,280,186
	Baltimore & Washington, D.C. Bank
379,000	First Commonwealth	3,494,380
	Western Pennsylvania Bank
154,849	Guaranty Bancorp	2,152,401
	Colorado Bank
89,700	Hudson Valley	1,619,085
	Metro New York City Bank
		130,795,644
	> Finance Companies 3.4%
389,000	Textainer Group Holdings (b)	15,023,180
	Top International Container Leaser
673,208	CAI International (a)	14,817,308
	International Container Leasing
180,689	World Acceptance (a)	13,725,137
	Personal Loans
315,000	McGrath Rentcorp	11,576,250
	Mini-rental Conglomerate
91,000	Marlin Business Services	1,655,290
	Small Equipment Leasing
		56,797,165
	> Insurance 0.6%
35,000	Enstar Group (a)	5,275,550
	Insurance/Reinsurance & Related Services
135,000	Allied World Assurance Company Holdings	5,132,700
	Commercial Lines Insurance/ Reinsurance
		10,408,250
	> Savings & Loans 0.6%
373,487	ViewPoint Financial	10,050,535
	Texas Thrift

See accompanying notes to financial statements.

Columbia Acorn USA®

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Brokerage & Money Management 0.5%
139,000	SEI Investments	$4,555,030
	Mutual Fund Administration & Investment Management
132,000	Kennedy-Wilson Holdings	3,540,240
	Global Distressed Real Estate
		8,095,270
Finance: Total		216,146,864
Health Care 11.0%
	> Biotechnology & Drug Delivery 5.2%
300,380	Synageva BioPharma (a)	31,479,824
	Biotech Focused on Orphan Diseases
516,000	Seattle Genetics (a)	19,737,000
	Antibody-based Therapies for Cancer
265,000	Sarepta Therapeutics (a)(b)	7,894,350
	Biotech Focused On Rare Diseases
179,600	NPS Pharmaceuticals (a)	5,935,780
	Orphan Drugs & Healthy Royalties
354,000	Celldex Therapeutics (a)(b)	5,777,280
	Biotech Developing Drugs for Cancer
83,000	BioMarin Pharmaceutical (a)	5,163,430
	Biotech Focused on Orphan Diseases
78,700	Alnylam Pharmaceuticals (a)	4,971,479
	Biotech Developing Drugs for Rare Diseases
12,000	Intercept Pharmaceuticals (a)	2,839,560
	Biotech Developing Drugs for Several Diseases
61,185	Ultragenyx Pharmaceutical (a)(b)	2,746,595
	Biotech Focused on "Ultra-Orphan" Drugs
228	CymaBay Therapeutics (a)	1,368
	Diabetes Drug Development
		86,546,666
	> Medical Supplies 2.3%
552,600	Cepheid (a)	26,491,644
	Molecular Diagnostics
125,000	Bio-Techne	11,571,250
	Cytokines, Antibodies & Other Reagents for Life Science
		38,062,894
	> Health Care Services 1.8%
798,000	Allscripts Healthcare Solutions (a)	12,807,900
	Health Care IT
129,000	Medidata Solutions (a)	5,522,490
	Cloud-based Software for Drug Studies
150,000	HealthSouth	5,380,500
	Inpatient Rehabilitation Facilities
112,000	Envision Healthcare Holdings (a)	4,021,920
	Provider of Health Care Outsourcing Services
83,000	Castlight Health (a)(b)	1,261,600
	Provider of Cloud-based Software for Managing Health Care Costs
		28,994,410
Number of Shares		Value
	> Pharmaceuticals 1.7%
795,200	Akorn (a)	$26,440,400
	Develops, Manufactures & Sells Specialty Generic Drugs
36,000	Revance Therapeutics (a)(b)	1,224,000
	Drug Developer Focused on Aesthetics
128,273	Alimera Sciences (a)(b)	767,072
	Ophthalmology-focused Pharmaceutical Company
		28,431,472
	> Medical Equipment & Devices —%
15,998	Wright Medical Group (a)	502,337
	Leader in Foot & Ankle Replacement
Health Care: Total		182,537,779
Other Industries 6.9%
	> Real Estate 5.7%
832,000	Extra Space Storage	44,304,000
	Self Storage Facilities
986,800	EdR	10,598,232
	Student Housing
356,000	St. Joe (a)(b)	9,053,080
	Florida Panhandle Landowner
1,255,000	Kite Realty Group	7,705,700
	Community Shopping Centers
223,000	Coresite Realty	7,374,610
	Data Centers
871,000	DCT Industrial Trust	7,150,910
	Industrial Properties
91,000	Post Properties	4,864,860
	Multi-family Properties
196,200	Biomed Realty Trust	4,283,046
	Life Science-focused Office Buildings
		95,334,438
	> Transportation 1.2%
468,091	Rush Enterprises, Class A (a)	16,228,715
105,000	Rush Enterprises, Class B (a)	3,302,250
	Truck Sales & Service
		19,530,965
Other Industries: Total		114,865,403
Energy & Minerals 5.6%
	> Oil & Gas Producers 3.5%
237,000	Rosetta Resources (a)	12,999,450
	Oil & Gas Producer Exploring in Texas
77,000	Clayton Williams (a)	10,577,490
	Oil & Gas Producer
89,000	SM Energy	7,484,900
	Oil & Gas Producer
95,000	Carrizo Oil & Gas (a)	6,579,700
	Oil & Gas Producer
104,000	PDC Energy (a)	6,567,600
	Oil & Gas Producer in U.S.
159,000	Laredo Petroleum (a)	4,925,820
	Permian Basin Oil Producer

See accompanying notes to financial statements.

Number of Shares		Value
	> Oil & Gas Producers—continued
148,809	Bill Barrett Corporation (a)	$3,985,105
	Oil & Gas Producer in U.S. Rockies
129,000	WPX Energy (a)	3,084,390
	Oil & Gas Produced in U.S. & Argentina
61,373	Parsley Energy (a)	1,477,248
	Permian-Midland Basin Oil & Gas Producer
45,000	Rice Energy (a)	1,370,250
	Natural Gas Producer
		59,051,953
	> Oil Services 1.4%
224,000	Hornbeck Offshore (a)	10,510,080
	Supply Vessel Operator in U.S. Gulf of Mexico
84,000	Chart Industries (a)	6,950,160
	Manufacturer of Natural Gas Processing/Storage Equipment
51,000	Gulfport Energy (a)	3,202,800
	Oil & Gas Producer Focused on Utica Shale in Ohio
52,000	Atwood Oceanics (a)	2,728,960
	Offshore Drilling Contractor
		23,392,000
	> Mining 0.7%
70,000	Core Labs (Netherlands)	11,694,200
	Oil & Gas Reservoir Consulting
Energy & Minerals: Total		94,138,153
Total Equities: 97.3% (Cost: $852,088,094)		1,616,734,613	(c)
Number of Shares		Value
Short-Term Investments 2.6%
43,011,935	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$43,011,935
Total Short-Term Investments: 2.6% (Cost: $43,011,935)		43,011,935
Securities Lending Collateral 2.9%
47,372,925	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	47,372,925
Total Securities Lending Collateral: 2.9% (Cost: $47,372,925)		47,372,925
Total Investments: 102.8% (Cost: $942,472,954)(e)		1,707,119,473
Obligation to Return Collateral for Securities Loaned: (2.9)%		(47,372,925)
Cash and Other Assets Less Liabilities: 0.1%		569,452
Net Assets: 100.0%		$1,660,316,000

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $46,428,810.

(c)  On June 30, 2014, the market value of foreign securities represented 2.07% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Israel	$16,383,591	0.99
Netherlands	11,694,200	0.70
India	6,271,860	0.38
Total Foreign Portfolio	$34,349,651	2.07

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At June 30, 2014, for federal income tax purposes, the cost of investments was $942,472,954 and net unrealized appreciation was $764,646,519 consisting of gross unrealized appreciation of $787,604,192 and gross unrealized depreciation of $22,957,673.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

See accompanying notes to financial statements.

Columbia Acorn USA®

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	(Level 1)	Other Significant Observable Quoted Prices (Level 2)	Significant Unobservable Inputs (Level 3)	Inputs Total
Equities
Information	$373,998,474	$-	$-	$373,998,474
Industrial Goods & Services	359,838,347	-	-	359,838,347
Consumer Goods & Services	275,209,593	-	-	275,209,593
Finance	216,146,864	-	-	216,146,864
Health Care	182,537,779	-	-	182,537,779
Other Industries	114,865,403	-	-	114,865,403
Energy & Minerals	94,138,153	-	-	94,138,153
Total Equities	1,616,734,613	-	-	1,616,734,613
Total Short-Term Investments	43,011,935	-	-	43,011,935
Total Securities Lending Collateral	47,372,925	-	-	47,372,925
Total Investments	$1,707,119,473	$-	$-	$1,707,119,473

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 3	Level 1	Level 3
$970	$-	$-	$970

  Financial assets were transferred from Level 3 to Level 1 as stock commenced trading on an exchange.

See accompanying notes to financial statements.

Columbia Acorn International SelectSM

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Asia
> Japan
Japan Tobacco	0	212,000
Secom	0	88,300
> Korea
CJ Corp	47,500	72,726
KT&G	97,400	173,000
> Singapore
Mapletree Logistics Trust	8,571,000	8,714,098
> Hong Kong
Melco Crown Entertainment - ADR	170,000	200,000
Europe
> United Kingdom
Babcock International	310,000	479,000
> Sweden
Swedish Match	169,000	307,000
> Switzerland
Swatch	0	30,000
Other Countries
> Australia
Crown Resorts	465,000	565,000
IAG	2,200,000	2,640,000
> Canada
Baytex	0	322,000
Goldcorp	159,000	180,000
> United States
Denbury Resources	0	190,000
	Number of Shares
	3/31/14	6/30/14
Sales
Asia
> Japan
FamilyMart	91,000	0
Park24	206,000	0
Rinnai	108,700	82,900
Seven Bank	1,726,000	965,000
> Korea
KEPCO Plant Service & Engineering	108,700	53,700
> Hong Kong
Melco International	1,000,000	0
> Taiwan
Far EasTone Telecom	6,700,000	0
Hermes Microvision	34,000	0
Europe
> United Kingdom
Smith & Nephew	440,000	200,000
> Denmark
SimCorp	131,474	0
> Norway
Subsea 7	180,000	0
> France
Neopost	169,300	0
> Netherlands
Gemalto	33,000	0
Other Countries
> Australia
Amcor	790,000	540,000
> South Africa
Coronation Fund Managers	710,000	390,000

See accompanying notes to financial statements.

Columbia Acorn International SelectSM

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 93.9%
Asia 38.1%
	> Japan 17.0%
350,000	NGK Spark Plug	$9,881,938
	Automobile Parts
82,900	Rinnai	8,003,172
	Gas Appliances for Home & Commercial Use
3,410	Nippon Prologis REIT	7,952,594
	Logistics REIT in Japan
212,000	Japan Tobacco	7,729,968
	Cigarettes
172,000	Dentsu	7,004,670
	Advertising Agency
4,205	Orix JREIT	5,898,188
	Diversified REIT
88,300	Secom	5,390,313
	Security Services
74,000	Makita	4,573,492
	Power Tools
965,000	Seven Bank	3,946,038
	ATM Processing Services
		60,380,373
	> Korea 8.2%
173,000	KT&G	15,302,925
	Tobacco & Ginseng Products
72,726	CJ Corp	10,064,173
	Holding Company of Korean Consumer Conglomerate
53,700	KEPCO Plant Service & Engineering	3,671,880
	Power Plant & Grid Maintenance
		29,038,978
	> Singapore 7.2%
9,514,000	Ascendas REIT	17,581,054
	Industrial Property Landlord
8,714,098	Mapletree Logistics Trust	8,146,553
	Industrial Property Landlord
		25,727,607
	> Indonesia 3.7%
11,903,000	Archipelago Resources (a)(b)(c)	13,196,097
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
	> Hong Kong 2.0%
200,000	Melco Crown Entertainment - ADR	7,142,000
	Macau Casino Operator
Asia: Total		135,485,055
Europe 24.9%
	> United Kingdom 9.8%
720,000	Jardine Lloyd Thompson Group	12,814,962
	International Business Insurance Broker
479,000	Babcock International	9,525,617
	Public Sector Outsourcer
70,442	Whitbread	5,315,244
	The UK's Leading Hotelier & Coffee Shop
Number of Shares		Value
200,000	Smith & Nephew	$3,556,289
	Medical Equipment & Supplies
270,000	Telecity	3,484,068
	European Data Center Provider
		34,696,180
	> Sweden 3.9%
307,000	Swedish Match	10,659,802
	Market Leader in Swedish Snus
99,000	Hexagon	3,191,565
	Design, Measurement & Visualization Software & Equipment
		13,851,367
	> Switzerland 2.9%
26,100	Partners Group	7,134,235
	Private Markets Asset Management
30,000	Swatch	3,332,206
	Watch Manufacturer
		10,466,441
	> Germany 2.8%
630,000	Telefonica Deutschland	5,209,599
	Mobile & Fixed-line Communications in Germany
107,400	Wirecard	4,636,891
	Online Payment Processing & Risk Management
		9,846,490
	> Denmark 2.6%
104,500	Novozymes	5,241,457
	Industrial Enzymes
67,300	Jyske Bank (d)	3,820,570
	Danish Bank
		9,062,027
	> Norway 1.8%
724,000	Orkla	6,450,533
	Food & Brands, Aluminum, Chemicals Conglomerate
	> Spain 1.1%
66,000	Viscofan	3,934,876
	Sausage Casings Maker
Europe: Total		88,307,914
Other Countries 24.0%
	> Australia 11.9%
2,640,000	IAG	14,540,988
	General Insurance Provider
1,674,000	Challenger Financial	11,742,554
	Largest Annuity Provider
565,000	Crown Resorts	8,053,208
	Australian Casino Operator
540,000	Amcor	5,311,194
	Global Leader in Flexible & Rigid Packaging
1,700,000	Regis Resources	2,661,802
	Gold Mining in Australia
		42,309,746

See accompanying notes to financial statements.

Number of Shares		Value
	> Canada 8.5%
322,000	Baytex (e)	$14,862,003
	Oil & Gas Producer in Canada
107,000	CCL Industries	10,303,406
	Largest Global Label Converter
180,000	Goldcorp	5,023,800
	Gold Mining
		30,189,209
	> South Africa 2.6%
50,000	Naspers	5,886,225
	Media in Africa, China, Russia & Other Emerging Markets
390,000	Coronation Fund Managers	3,502,482
	South African Fund Manager
		9,388,707
	> United States 1.0%
190,000	Denbury Resources	3,507,400
	Oil Producer Using Co2 Injection
Other Countries: Total		85,395,062
Latin America 6.9%
	> Guatemala 4.3%
588,000	Tahoe Resources (d)	15,396,392
	Silver Project in Guatemala
	> Brazil 2.0%
12,057,582	Beadell Resources (d)	7,042,593
	Gold Mining in Brazil
	> Uruguay 0.6%
191,666	Union Agriculture Group (a)(b)(d)	1,999,076
	Farmland Operator in Uruguay
Latin America: Total		24,438,061
Total Equities: 93.9% (Cost: $261,238,355)		333,626,092	(f)
Number of Shares		Value
Short-Term Investments 6.5%
20,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	$20,000,000
2,864,987	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	2,864,987
Total Short-Term Investments: 6.5% (Cost: $22,864,987)		22,864,987
Securities Lending Collateral 1.4%
4,966,000	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	4,966,000
Total Securities Lending Collateral: 1.4% (Cost: $4,966,000)		4,966,000
Total Investments: 101.8% (Cost: $289,069,342)(h)		361,457,079
Obligation to Return Collateral for Securities Loaned: (1.4)%		(4,966,000)
Cash and Other Assets Less Liabilities: (0.4)%		(1,297,935)
Net Assets: 100.0%		$355,193,144

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees. At June 30, 2014, the market value of these securities amounted to $15,195,173, which represented 4.28% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10-9/26/13	11,903,000	$12,066,977	$13,196,097
Union Agriculture Group	12/8/10-6/27/12	191,666	2,200,000	1,999,076
			$14,266,977	$15,195,173

(b)  Illiquid security.

(c)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	11,903,000	GBP	0.58	August 13, 2014	$0

  GBP - British Pound

(1)  Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and

See accompanying notes to financial statements.

Columbia Acorn International SelectSM

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees.

(d)  Non-income producing security.

(e)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $4,808,712.

(f)  On June 30, 2014, the Fund's total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$60,380,373	17.0
Australian Dollar	49,352,338	13.9
British Pound	47,892,277	13.5
Canadian Dollar	40,561,801	11.4
South Korean Won	29,038,978	8.2
Singapore Dollar	25,727,607	7.2
Other currencies less than 5% of total net assets	80,672,718	22.7
Total Equities	$333,626,092	93.9

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2014, for federal income tax purposes, the cost of investments was $289,069,342 and net unrealized appreciation was $72,387,737 consisting of gross unrealized appreciation of $84,038,185 and gross unrealized depreciation of $11,650,448.

  At June 30, 2014, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	96,615,000	$9,000,000	7/15/14	$(63,164)

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$7,142,000	$115,146,958	$13,196,097	$135,485,055
Europe	-	88,307,914	-	88,307,914
Other Countries	33,696,609	51,698,453	-	85,395,062
Latin America	15,396,392	7,042,593	1,999,076	24,438,061
Total Equities	56,235,001	262,195,918	15,195,173	333,626,092
Total Short-Term Investments	22,864,987	-	-	22,864,987
Total Securities Lending Collateral	4,966,000	-	-	4,966,000
Total Investments	$84,065,988	$262,195,918	$15,195,173	$361,457,079
Unrealized Depreciation on:
Forward Foreign Currency Exchange Contracts	-	(63,164)	-	(63,164)
Total	$84,065,988	$262,132,754	$15,195,173	$361,393,915

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

  There were no transfers of financial assets between levels during the period.

  The following table reconciles asset balances for the period ending June 30, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014
Equities
Asia	$10,249,601	$-	$2,946,496	$-	$-	$-	$-	$13,196,097
Latin America	2,048,910	-	(49,834)	-	-	-	-	1,999,076
Option
Asia	985,539	-	(985,539)	-	-	-	-	0
	$13,284,050	$-	$1,911,123	$-	$-	$-	$-	$15,195,173

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at June 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $1,911,123.

See accompanying notes to financial statements.

Columbia Acorn International SelectSM

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 6/30/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Asia	$13,196,097	Discounted cash flow	Enterprise valuation and illiquid discount	9.8	% to 17.8%
Latin America	1,999,076	Market comparable companies	Discount for lack of marketability	8	% to 13%

  Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company's capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International SelectSM

Portfolio Diversification (Unaudited)

At June 30, 2014, the Fund's portfolio investments as a percentage of net assets were diversified as follows::

	Value	Percentage of Net Assets
> Consumer Goods & Services
Nondurables	$33,336,300	9.4
Food & Beverage	24,658,851	6.9
Other Durable Goods	21,217,316	6.0
Casinos & Gaming	15,195,208	4.3
Restaurants	5,315,244	1.5
	99,722,919	28.1
> Energy & Minerals
Mining	43,320,684	12.2
Oil & Gas Producers	18,369,403	5.2
Agricultural Commodities	1,999,076	0.5
	63,689,163	17.9
> Finance
Insurance	39,098,503	11.0
Brokerage & Money Management	10,636,718	3.0
Banks	7,766,608	2.2
	57,501,829	16.2
> Industrial Goods & Services
Outsourcing Services	13,197,497	3.7
Industrial Materials & Specialty Chemicals	10,552,652	3.0
Conglomerates	6,450,533	1.8
Other Industrial Services	5,390,312	1.5
Machinery	4,573,492	1.3
	40,164,486	11.3
> Other Industries
Real Estate	39,578,389	11.1
	39,578,389	11.1
	Value	Percentage of Net Assets
> Information
Advertising	$7,004,669	2.0
Internet Related	5,886,225	1.6
Telephone & Data Services	5,209,599	1.5
Financial Processors	4,636,891	1.3
Computer Services	3,484,068	1.0
Business Software	3,191,565	0.9
	29,413,017	8.3
> Health Care
Medical Equipment & Devices	3,556,289	1.0
	3,556,289	1.0
Total Equities:	333,626,092	93.9
Short-Term Investments:	22,864,987	6.5
Securities Lending Collateral:	4,966,000	1.4
Total Investments:	361,457,079	101.8
Obligation to Return Collateral for Securities Loaned:	(4,966,000)	(1.4)
Cash and Other Assets Less Liabilities:	(1,297,935)	(0.4)
Net Assets:	$355,193,144	100.0

See accompanying notes to financial statements.

Columbia Acorn SelectSM

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Industrial Goods & Services
LKQ	400,000	670,000
Information
Ansys	180,000	200,000
Atmel	360,000	535,000
Consumer Goods & Services
The Fresh Market	0	440,000
United Natural Foods	0	134,000
Vail Resorts	220,000	233,000
Other Industries
EdR	0	1,006,250
	Number of Shares
	3/31/14	6/30/14
Sales
Industrial Goods & Services
FMC Corporation	190,000	138,000
Kennametal	505,000	460,000
Pall	220,000	192,000
Quanta Services	670,000	610,000
Information
Sanmina-SCI	440,000	135,000
SBA Communications	270,000	114,300
Consumer Goods & Services
Casey's General Stores	205,000	141,799
Hertz	950,000	718,000
Lifetime Fitness	340,000	0
Finance
City National	333,000	230,000
Discover Financial Services	604,000	510,000
Energy & Minerals
Canacol	3,025,000	1,880,000
Pacific Rubiales Energy	410,000	0

See accompanying notes to financial statements.

Columbia Acorn SelectSM

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 98.7%
Industrial Goods & Services 27.0%
	> Machinery 18.1%
895,000	Ametek	$46,790,600
	Aerospace/Industrial Instruments
800,000	Donaldson	33,856,000
	Industrial Air Filtration
270,000	Nordson	21,651,300
	Dispensing Systems for Adhesives & Coatings
460,000	Kennametal	21,288,800
	Consumable Cutting Tools
192,000	Pall	16,394,880
	Life Science, Water & Industrial Filtration
		139,981,580
	> Outsourcing Services 2.7%
610,000	Quanta Services (a)	21,093,800
	Electrical & Telecom Construction Services
	> Industrial Distribution 2.7%
190,000	Airgas	20,692,900
	Industrial Gas Distributor
	> Other Industrial Services 2.3%
670,000	LKQ (a)	17,882,300
	Alternative Auto Parts Distribution
	> Industrial Materials & Specialty Chemicals 1.2%
138,000	FMC Corporation	9,824,220
	Niche Specialty Chemicals
Industrial Goods & Services: Total		209,474,800
Information 21.8%
	> Instrumentation 5.7%
95,000	Mettler-Toledo International (a)	24,052,100
	Laboratory Equipment
550,000	Trimble Navigation (a)	20,322,500
	GPS-based Instruments
		44,374,600
	> Computer Hardware & Related Equipment 3.9%
315,000	Amphenol	30,347,100
	Electronic Connectors
	> Computer Services 3.8%
1,510,000	WNS - ADR (India) (a)	28,961,800
	Offshore BPO (Business Process Outsourcing) Services
	> Business Software 3.2%
200,000	Ansys (a)	15,164,000
	Simulation Software for Engineers & Designers
275,000	Informatica (a)	9,803,750
	Enterprise Data Integration Software
		24,967,750
Number of Shares		Value
	> Telecommunications Equipment 2.6%
180,000	F5 Networks (a)	$20,059,200
	Internet Traffic Management Equipment
	> Mobile Communications 1.5%
114,300	SBA Communications (a)	11,692,890
	Communications Towers
	> Semiconductors & Related Equipment 0.7%
535,000	Atmel (a)	5,012,950
	Microcontrollers, Radio Frequency & Memory Semiconductors
	> Contract Manufacturing 0.4%
135,000	Sanmina-SCI (a)	3,075,300
	Electronic Manufacturing Services
Information: Total		168,491,590
Consumer Goods & Services 15.3%
	> Travel 5.7%
718,000	Hertz (a)	20,125,540
	Largest U.S. Rental Car Operator
233,000	Vail Resorts	17,982,940
	Ski Resort Operator & Developer
130,000	Choice Hotels	6,124,300
	Franchisor of Budget Hotel Brands
		44,232,780
	> Retail 5.3%
440,000	The Fresh Market (a)(b)	14,726,800
	Specialty Food Retailer
115,000	ULTA (a)	10,512,150
	Specialty Beauty Product Retailer
141,799	Casey's General Stores	9,967,052
	Owner/Operator of Convenience Stores
195,000	Best Buy	6,046,950
	Consumer Electronic Specialty Retailer
		41,252,952
	> Other Consumer Services 1.4%
400,000	Blackhawk Network (a)	10,740,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
308,168	IFM Investments (Century 21 China RE) - ADR (China) (a)	397,537
	Provide Real Estate Services in China
		11,137,537
	> Apparel 1.4%
89,000	PVH	10,377,400
	Apparel Wholesaler & Retailer
	> Consumer Goods Distribution 1.1%
134,000	United Natural Foods (a)	8,723,400
	Distributor of Natural/Organic Foods to Grocery Stores

See accompanying notes to financial statements.

Columbia Acorn SelectSM

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Educational Services 0.3%
120,000	ITT Educational Services (a)(b)	$2,002,800
	Postsecondary Degree Services
	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)	400,637
	Produces an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		118,127,506
Finance 15.2%
	> Insurance 4.3%
1,875,000	CNO Financial Group	33,375,000
	Life, Long-term Care & Medical Supplement Insurance
	> Credit Cards 4.1%
510,000	Discover Financial Services	31,609,800
	Credit Card Company
	> Banks 4.0%
230,000	City National	17,424,800
	Bank & Asset Manager
755,000	Associated Banc-Corp	13,650,400
	Midwest Bank
		31,075,200
	> Brokerage & Money Management 2.8%
665,000	SEI Investments	21,792,050
	Mutual Fund Administration & Investment Management
Finance: Total		117,852,050
Energy & Minerals 8.0%
	> Oil & Gas Producers 4.5%
1,880,000	Canacol (Colombia) (a)	12,244,975
	Oil Producer in South America
20,600,000	Shamaran Petroleum (Iraq) (a)	8,011,808
	Oil Exploration & Production in Kurdistan
22,500,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(d)	5,408,603
	Oil & Gas Exploration/Production in the North Sea
58,300	Antero Resources (a)	3,826,229
	Utica & Marcellus Shale
12,000,000	Petromanas (Canada) (a)(b)	3,823,626
	Exploring for Oil in Albania
33,700,000	Petrodorado Energy (Colombia) (a)(c)	1,263,296
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		34,578,537
	> Agricultural Commodities 2.3%
1,742,424	Union Agriculture Group (Uruguay) (a)(d)(e)	18,173,482
	Farmland Operator in Uruguay
Number of Shares		Value
	> Oil Services 0.7%
173,000	Rowan	$5,523,890
	Contract Offshore Driller
	> Alternative Energy 0.5%
2,000,000	Synthesis Energy Systems (China) (a)	3,760,000
	Owner/Operator of Gasification Plants/Technology Licenses
Energy & Minerals: Total		62,035,909
Health Care 5.7%
	> Medical Supplies 4.2%
142,000	Henry Schein (a)	16,851,140
	Largest Distributor of Healthcare Products
330,000	Cepheid (a)	15,820,200
	Molecular Diagnostics
		32,671,340
	> Biotechnology & Drug Delivery 1.5%
310,000	Seattle Genetics (a)	11,857,500
	Antibody-based Therapies for Cancer
Health Care: Total		44,528,840
Other Industries 5.7%
	> Real Estate 5.7%
395,000	Post Properties	21,116,700
	Multi-family Properties
230,000	Extra Space Storage	12,247,500
	Self Storage Facilities
1,006,250	EdR	10,807,125
	Student Housing
		44,171,325
Other Industries: Total		44,171,325
Total Equities: 98.7% (Cost: $497,398,010)		764,682,020	(f)
Short-Term Investments 1.3%
9,817,920	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	9,817,920
Total Short-Term Investments: 1.3% (Cost: $9,817,920)		9,817,920

See accompanying notes to financial statements.

Number of Shares		Value
Securities Lending Collateral 1.7%
13,114,850	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	$13,114,850
Total Securities Lending Collateral: 1.7% (Cost: $13,114,850)		13,114,850
Total Investments: 101.7% (Cost: $520,330,780)(h)		787,614,790
Obligation to Return Collateral for Securities Loaned: (1.7)%		(13,114,850)
Cash and Other Assets Less Liabilities: —%		174,052
Net Assets: 100.0%		$774,673,992

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $12,729,465.

(c)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/14	Value	Dividend
Canadian Overseas Petroleum	24,000,000	-	1,500,000	22,500,000	$5,408,603	$-
Petrodorado Energy	33,700,000	-	-	33,700,000	1,263,296	-
IFM Investments (Century 21 China RE) - ADR (1)	898,852	-	590,684	308,168	397,537	-
Total of Affiliated Transactions	58,598,852	-	2,090,684	56,508,168	$7,069,436	$-

(1) At June 30, 2014, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at June 30, 2014, was $23,207,418 and $6,671,899, respectively. Investments in affiliated companies represented 0.86% of the Fund's total net assets at June 30, 2014.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees. At June 30, 2014, the market value of these securities amounted to $23,582,085, which represented 3.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$18,173,482
Canadian Overseas Petroleum	11/24/10	22,500,000	9,596,330	5,408,603
			$29,596,330	$23,582,085

See accompanying notes to financial statements.

Columbia Acorn SelectSM

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

(e)  Illiquid security.

(f)  On June 30, 2014, the market value of foreign securities represented 10.64% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
India	$28,961,800	3.74
Uruguay	18,173,482	2.34
Colombia	13,508,271	1.74
Iraq	8,011,808	1.03
United Kingdom	5,408,603	0.70
Canada	4,224,263	0.55
China	4,157,537	0.54
Total Foreign Portfolio	$82,445,764	10.64

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2014, for federal income tax purposes, the cost of investments was $520,330,780 and net unrealized appreciation was $267,284,010 consisting of gross unrealized appreciation of $302,647,717 and gross unrealized depreciation of $35,363,707.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$209,474,800	$-	$-	$209,474,800
Information	168,491,590	-	-	168,491,590
Consumer Goods & Services	118,127,506	-	-	118,127,506
Finance	117,852,050	-	-	117,852,050
Energy & Minerals	38,453,824	5,408,603	18,173,482	62,035,909
Health Care	44,528,840	-	-	44,528,840
Other Industries	44,171,325	-	-	44,171,325
Total Equities	741,099,935	5,408,603	18,173,482	764,682,020
Total Short-Term Investments	9,817,920	-	-	9,817,920
Total Securities Lending Collateral	13,114,850	-	-	13,114,850
Total Investments	$764,032,705	$5,408,603	$18,173,482	$787,614,790

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  There were no transfers of financial assets between levels during the period.

  The following table reconciles asset balances for the period ending June 30, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014
Equities
Energy & Minerals	$18,626,513	$-	$(453,031)	$-	$-	$-	$-	$18,173,482

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized depreciation attributed to securities owned at June 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $453,031.

  Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 6/30/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities Energy & Minerals	$18,173,482	Market comparable companies	Discount for lack of marketability	8	% to 13%

  Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company's capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Thermostat FundSM

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
	> Affiliated Bond Funds 84.9%
44,084,831	Columbia Short Term Bond Fund, Class I (a)	$439,966,619
29,816,904	Columbia Intermediate Bond Fund, Class I (a)	275,210,023
21,439,610	Columbia Income Opportunities Fund, Class I (a)	220,613,592
30,258,668	Columbia U.S. Government Mortgage Fund, Class I (a)	165,514,912
Total Affiliated Bond Funds: (Cost: $1,087,281,091)		1,101,305,146
	> Affiliated Stock Funds 15.0%
796,529	Columbia Acorn International, Class I (a)	39,021,952
2,008,889	Columbia Dividend Income Fund, Class I (a)	38,711,292
777,755	Columbia Acorn Fund, Class I (a)(b)	29,212,461
1,328,826	Columbia Contrarian Core Fund, Class I (a)	29,088,010
1,083,210	Columbia Select Large Cap Growth Fund, Class I (a)(b)	19,508,612
Number of Shares		Value
750,431	Columbia Acorn Select, Class I (a)(b)	$19,406,148
970,695	Columbia Large Cap Enhanced Core Fund, Class I (a)	19,375,070
Total Affiliated Stock Funds: (Cost: $151,846,202)		194,323,545
	> Short-Term Investments 0.8%
9,980,000	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	9,980,000
Total Short-Term Investments: (Cost: $9,980,000)		9,980,000
Total Investments: 100.7% (Cost: $1,249,107,293)(c)		1,305,608,691
Cash and Other Assets Less Liabilities: (0.7)%		(8,653,992)
Net Assets: 100.0%		$1,296,954,699

> Notes to Statement of Investments

(a)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/14	Value	Dividend
Columbia Short Term Bond Fund, Class I	47,811,438	8,617,032	12,343,639	44,084,831	$439,966,619	$2,701,043
Columbia Intermediate Bond Fund, Class I	39,903,530	6,467,480	16,554,106	29,816,904	275,210,023	4,411,946
Columbia Income Opportunities Fund, Class I	35,741,824	4,616,786	18,919,000	21,439,610	220,613,592	7,694,269
Columbia U.S. Government Mortgage Fund, Class I	-	32,207,493	1,948,825	30,258,668	165,514,912	780,990
Columbia Acorn International, Class I	583,352	1,133,356	920,179	796,529	39,021,952	13,232
Columbia Dividend Income Fund, Class I	1,469,969	2,912,692	2,373,772	2,008,889	38,711,292	380,949
Columbia Acorn Fund, Class I	545,386	1,154,817	922,448	777,755	29,212,461	-
Columbia Contrarian Core Fund, Class I	984,664	1,948,826	1,604,664	1,328,826	29,088,010	-
Columbia Select Large Cap Growth Fund, Class I	700,545	1,589,288	1,206,623	1,083,210	19,508,612	-
Columbia Acorn Select, Class I	509,430	1,089,522	848,521	750,431	19,406,148	-
Columbia Large Cap Enhanced Core Fund, Class I	720,935	1,411,678	1,161,918	970,695	19,375,070	44,404
Total of Affiliated Transactions	128,971,073	63,148,970	58,803,695	133,316,348	$1,295,628,691	$16,026,833

  The aggregate cost and value of these companies at June 30, 2014, was $1,239,127,293 and $1,295,628,691, respectively. Investments in affiliated companies represented 99.90% of the Fund's total net assets at June 30, 2014.

(b)  Non-income producing security.

(c)  At June 30, 2014, for federal income tax purposes, the cost of investments was $1,249,107,293 and net unrealized appreciation was $56,501,398 consisting of gross unrealized appreciation of $56,524,776 and gross unrealized depreciation of $23,378.

See accompanying notes to financial statements.

> Notes to Statement of Investments

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$1,101,305,146	$-	$-	$1,101,305,146
Total Affiliated Stock Funds	194,323,545	-	-	194,323,545
Total Short-Term Investments	9,980,000	-	-	9,980,000
Total Investments	$1,305,608,691	$-	$-	$1,305,608,691

  There were no transfers of financial assets between levels during the period.

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets FundSM

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Asia
> Taiwan
Chroma Ate	1,797,990	1,906,990
Far EasTone Telecom	3,561,000	3,617,000
Ginko International	280,000	295,000
Largan Precision	0	51,000
PChome Online	653,000	725,000
President Chain Store	0	648,000
St. Shine Optical	196,000	243,000
> Indonesia
Mayora Indah	2,039,100	2,183,600
Tower Bersama Infrastructure	9,323,409	9,357,209
> China
AMVIG Holdings	13,122,000	13,822,000
Biostime	668,000	830,000
BitAuto - ADR	134,948	147,558
Jumei International - ADR	0	212,636
NewOcean Energy	5,774,000	11,330,000
Sihuan Pharmaceuticals	4,090,000	12,567,000
WuXi PharmaTech - ADR	276,445	313,642
> Phillipines
Melco Crown (Philippines) Resorts	43,342,000	55,239,300
Puregold Price Club	5,094,500	6,989,500
RFM Corporation	42,417,600	52,460,400
Robinsons Retail Holdings	3,491,580	4,382,470
Security Bank	2,435,328	2,459,048
> India
Colgate Palmolive India	220,390	222,910
United Breweries	359,450	445,596
Zee Entertainment Enterprises	1,518,065	2,422,982
> Hong Kong
Melco International	4,336,000	5,181,000
Sa Sa International	11,307,799	15,134,799
Vitasoy International	3,418,000	3,920,000
> Thailand
Samui Airport Property Fund	10,055,200	10,340,200
> Singapore
Petra Foods	1,798,000	1,829,000
Super Group	5,402,000	5,566,000
> Malaysia
7-Eleven Malaysia Holdings	0	10,810,900
Aeon	1,135,300	4,592,100
> Cambodia
Nagacorp	9,228,000	11,570,000
	Number of Shares
	3/31/14	6/30/14
Europe
> Finland
Vacon	247,840	265,727
> Sweden
Hexagon	303,638	347,064
> United Kingdom
Cable and Wireless	8,957,839	9,054,086
> France
Eutelsat	0	163,000
Latin America
> Brazil
Beadell Resources	9,580,580	11,145,526
> Mexico
Genomma Lab Internacional	2,050,000	2,180,100
> Colombia
Isagen	3,344,904	3,448,782
> Chile
Forus	1,117,409	1,258,078
Other Countries
> South Africa
Massmart Holdings	446,313	463,782
> United States
Atwood Oceanics	111,249	117,583
Bladex	0	7,193
Textainer Group Holdings	215,040	217,351
> Canada
CAE	486,425	507,892
> Morocco
Holcim	0	2,447

See accompanying notes to financial statements.

	Number of Shares
	3/31/14	6/30/14
Sales
Asia
> Taiwan
Advantech	967,169	772,169
> China
SouFun - ADR	354,045	0
> India
Redington India	4,166,996	969,287
> Thailand
Home Product Center	28,029,009	20,003,409
Robinson's Department Store	4,672,400	3,737,700
Europe
> Russia
Yandex	295,239	0
Other Countries
> South Africa
Coronation Fund Managers	2,081,394	2,048,460

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets FundSM

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 95.5%
Asia 60.0%
	> Taiwan 10.5%
3,617,000	Far EasTone Telecom	$8,239,369
	Taiwan's Third Largest Mobile Operator
725,000	PChome Online	8,045,997
	Taiwanese Internet Retail Company
772,169	Advantech	6,594,713
	Industrial PC & Components
848,000	Delta Electronics	6,176,107
	Industrial Automation, Switching Power Supplies & Passive Components
243,000	St. Shine Optical	6,004,219
	World's Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
3,529,631	Lite-On Technology	5,894,920
	Mobile Device, LED & PC Server Component Supplier
1,906,990	Chroma Ate	5,337,736
	Automatic Test Systems, Testing & Measurement Instruments
648,000	President Chain Store	5,193,138
	Taiwan's Number One Convenience Chain Store Operator
295,000	Ginko International	5,108,940
	Largest Contact Lens Maker in China
51,000	Largan Precision	4,068,693
	Mobile Device Camera Lenses & Modules
		60,663,832
	> Indonesia 8.6%
54,833,000	MNC Skyvision	9,982,621
	Largest Satellite Pay TV Operator in Indonesia
6,677,000	Matahari Department Store	7,775,295
	Largest Department Store Chain in Indonesia
21,295,479	Surya Citra Media	6,440,872
	Free to Air TV Station in Indonesia
9,357,209	Tower Bersama Infrastructure	6,353,904
	Communications Towers
82,889,190	Ace Indonesia	6,157,185
	Home Improvement Retailer
66,827,700	Arwana Citramulia	5,693,461
	Ceramic Tiles for Home Decoration
2,183,600	Mayora Indah	5,419,193
	Consumer Branded Food Manufacturer
1,591,929	Archipelago Resources (a)(b)(c)(d)(e)	1,764,870
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		49,587,401
	> China 8.5%
313,642	WuXi PharmaTech - ADR (a)	10,306,276
	Largest Contract Research Organization Business in China
Number of Shares		Value
11,330,000	NewOcean Energy	$8,475,571
	Southern China Liquefied Petroleum Gas Distributor
12,567,000	Sihuan Pharmaceuticals	7,685,905
	Leading Chinese Generic Drug Manufacturer
147,558	BitAuto - ADR (a)	7,186,074
	Automotive Research Website for Buyers & Dealers
212,636	Jumei International - ADR (a)(b)	5,783,699
	Online Beauty & Apparel Products Retailer
13,822,000	AMVIG Holdings	4,874,527
	Chinese Tobacco Packaging Material Supplier
830,000	Biostime	4,601,933
	Pediatric Nutrition & Baby Care Products Provider
		48,913,985
	> Philippines 7.5%
55,239,300	Melco Crown (Philippines) Resorts (a)	14,505,859
	Integrated Resort Operator in Manila
4,382,470	Robinsons Retail Holdings (a)	7,322,394
	Multi-format Retailer in the Philippines
52,460,400	RFM Corporation	7,271,144
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines
6,989,500	Puregold Price Club	6,947,367
	Supermarket Operator in the Philippines
2,459,048	Security Bank	6,947,299
	Commercial Bank in the Philippines
		42,994,063
	> India 7.0%
2,422,982	Zee Entertainment Enterprises	11,825,534
	India's Leading Programmer of Pay TV Content
37,774	Bosch	8,514,490
	Automotive Parts
1,808,593	Adani Ports & Special Economic Zone	7,329,381
	Indian West Coast Shipping Port
222,910	Colgate Palmolive India	5,591,132
	Consumer Products in Oral Care
445,596	United Breweries	5,178,727
	India's Largest Brewer
969,287	Redington India	1,680,076
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
		40,119,340
	> Hong Kong 5.4%
5,181,000	Melco International	15,662,900
	Macau Casino Operator
15,134,799	Sa Sa International (b)	10,448,758
	Cosmetics Retailer
3,920,000	Vitasoy International	5,006,048
	Soy Food Brand
		31,117,706

See accompanying notes to financial statements.

Number of Shares		Value
	> Thailand 3.1%
3,737,700	Robinson's Department Store	$6,567,256
	Department Store Operator in Thailand
20,003,409	Home Product Center	5,951,749
	Home Improvement Retailer
10,340,200	Samui Airport Property Fund	5,386,339
	Thai Airport Operator
		17,905,344
	> Korea 2.2%
172,818	Paradise Co	6,389,278
	Korean Casino Operator
259,888	Koh Young Technology	6,200,203
	Inspection Systems for Printed Circuit Boards
		12,589,481
	> Singapore 2.1%
5,566,000	Super Group (b)	6,300,267
	Instant Food & Beverages in Southeast Asia
1,829,000	Petra Foods	5,720,667
	Chocolate Manufacturer in Southeast Asia
		12,020,934
	> Malaysia 2.0%
4,592,100	Aeon	5,691,858
	Shopping Center & Department Store Operator
10,810,900	7-Eleven Malaysia Holdings (a)	5,622,611
	Exclusive 7-Eleven Franchisor for Malaysia
		11,314,469
	> Cambodia 1.8%
11,570,000	Nagacorp	10,196,467
	Casino & Entertainment Complex in Cambodia
	> Japan 1.3%
447,760	Kansai Paint	7,483,991
	Paint Producer in Japan, India, China & Southeast Asia
Asia: Total		344,907,013
Europe 12.7%
	> Finland 3.3%
265,727	Vacon	10,788,451
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
290,000	Tikkurila	7,941,941
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
		18,730,392
	> Kazakhstan 2.4%
1,268,483	Halyk Savings Bank of Kazakhstan - GDR	13,724,986
	Largest Retail Bank & Insurer in Kazakhstan
Number of Shares		Value
	> Sweden 1.9%
347,064	Hexagon	$11,188,659
	Design, Measurement & Visualization Software & Equipment
	> United Kingdom 1.3%
9,054,086	Cable and Wireless	7,631,367
	Leading Telecoms Service Provider in the Caribbean
	> Spain 1.0%
840,828	Prosegur	6,033,053
	Security Guards
	> France 1.0%
163,000	Eutelsat	5,663,597
	Fixed Satellite Services
	> Italy 0.9%
324,156	Pirelli	5,202,120
	Global Tire Supplier
	> Turkey 0.9%
569,979	Bizim Toptan	5,071,323
	Cash & Carry Stores in Turkey
Europe: Total		73,245,497
Latin America 11.8%
	> Brazil 5.2%
718,970	Localiza Rent A Car	11,828,269
	Car Rental
11,145,526	Beadell Resources (a)	6,509,879
	Gold Mining in Brazil
255,000	Linx	6,002,512
	Retail Management Software in Brazil
1,275,100	Odontoprev	5,499,752
	Dental Insurance
		29,840,412
	> Mexico 4.7%
652,200	Gruma (a)	7,805,688
	Tortilla Producer & Distributor
2,687,000	Qualitas	7,756,438
	Leading Auto Insurer in Mexico & Central America
2,180,100	Genomma Lab Internacional (a)	5,906,696
	Develops, Markets & Distributes Consumer Products
42,927	Grupo Aeroportuario del Sureste - ADR	5,452,587
	Mexican Airport Operator
		26,921,409
	> Colombia 1.0%
3,448,782	Isagen	5,694,394
	Leading Colombian Electricity Provider
	> Chile 0.9%
1,258,078	Forus	5,209,621
	Multi-brand Latin American Wholesaler & Retailer
Latin America: Total		67,665,836

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets FundSM

Statement of Investments (Unaudited), continued

Number of Shares		Value
Other Countries 11.0%
	> South Africa 7.2%
2,048,460	Coronation Fund Managers	$18,396,654
	South African Fund Manager
3,469,702	Rand Merchant Insurance	10,694,577
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
399,378	Mr. Price	6,789,989
	South African Retailer of Apparel, Household & Sporting Goods
463,782	Massmart Holdings	5,756,392
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		41,637,612
	> United States 2.6%
217,351	Textainer Group Holdings (b)	8,394,096
	Top International Container Leaser
117,583	Atwood Oceanics (a)	6,170,756
	Offshore Drilling Contractor
7,193	Bladex	213,416
	Leading Latin American Trade Financing House
		14,778,268
	> Canada 1.1%
507,892	CAE	6,644,649
	Flight Simulator Equipment & Training Centers
	> Morocco 0.1%
2,447	Holcim	518,789
	Largest Cement Player in Morocco
Other Countries: Total		63,579,318
Total Equities: 95.5% (Cost: $491,617,582)		549,397,664(f)
Number of Shares		Value
Short-Term Investments 4.2%
23,993,833	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	$23,993,833
Total Short-Term Investments: 4.2% (Cost: $23,993,833)		23,993,833
Securities Lending Collateral 2.2%
12,644,377	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	12,644,377
Total Securities Lending Collateral: 2.2% (Cost: $12,644,377)		12,644,377
Total Investments: 101.9% (Cost: $528,255,792)(h)		586,035,874
Obligation to Return Collateral for Securities Loaned: (2.2)%		(12,644,377)
Cash and Other Assets Less Liabilities: 0.3%		1,463,139
Net Assets: 100.0%		$574,854,636

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $12,191,201.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees. At June 30, 2014, the market value of this security amounted to $1,764,870, which represented 0.31% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	8/19/11-9/26/13	1,591,929	$1,316,810	$1,764,870

(d)  Illiquid security.

(e)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	1,591,929	GBP	0.58	August 13, 2014	$0

  GBP - British Pound

(1)  Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its

See accompanying notes to financial statements.

> Notes to Statement of Investments

fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund's Board of Trustees.

(f)  On June 30, 2014, the Fund's total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Hong Kong Dollar	$66,952,109	11.6
Taiwan Dollar	60,663,832	10.6
United States Dollar	57,231,891	10.0
Indonesian Rupiah	47,822,531	8.3
Philippine Peso	42,994,063	7.5
South African Rand	41,637,612	7.2
Indian Rupee	40,119,340	7.0
Euro	35,629,163	6.2
Other currencies less
than 5% of total net assets	156,347,123	27.1
Total Equities	$549,397,664	95.5

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2014, for federal income tax purposes, the cost of investments was $528,255,792 and net unrealized appreciation was $57,780,082 consisting of gross unrealized appreciation of $73,076,629 and gross unrealized depreciation of $15,296,547.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets FundSM

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$23,276,049	$319,866,094	$1,764,870	$344,907,013
Europe	-	73,245,497	-	73,245,497
Latin America	61,155,957	6,509,879	-	67,665,836
Other Countries	21,422,917	42,156,401	-	63,579,318
Total Equities	105,854,923	441,777,871	1,764,870	549,397,664
Total Short-Term Investments	23,993,833	-	-	23,993,833
Total Securities Lending Collateral	12,644,377	-	-	12,644,377
Total Investments	$142,493,133	$441,777,871	$1,764,870	$586,035,874

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels during the period.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company's capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets FundSM

Portfolio Diversification (Unaudited)

At June 30, 2014, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Consumer Goods & Services
Retail	$98,550,931	17.2
Food & Beverage	47,303,667	8.2
Casinos & Gaming	46,754,505	8.1
Travel	11,828,269	2.1
Consumer Goods Distribution	7,271,208	1.3
Nondurables	5,906,696	1.0
Other Durable Goods	5,202,120	0.9
	222,817,396	38.8
> Information
Computer Hardware & Related Equipment	18,665,740	3.2
Business Software	17,191,171	3.0
Satellite Broadcasting & Services	15,646,218	2.7
Mobile Communications	14,593,274	2.5
Internet Related	12,969,774	2.3
Entertainment Programming	11,825,534	2.1
Instrumentation	11,537,939	2.0
Telephone & Data Services	7,631,367	1.3
TV Broadcasting	6,440,872	1.1
Telecommunications Equipment	4,068,693	0.7
	120,570,582	20.9
> Finance
Insurance	23,950,768	4.2
Banks	20,885,701	3.6
Brokerage & Money Management	18,396,654	3.2
Finance Companies	8,394,096	1.5
	71,627,219	12.5
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	26,512,709	4.6
Other Industrial Services	13,974,029	2.4
Electrical Components	10,788,451	1.9
Machinery	8,514,490	1.5
Outsourcing Services	6,033,053	1.0
	65,822,732	11.4
	Value	Percentage of Net Assets
> Health Care
Pharmaceuticals	$17,992,181	3.1
Medical Supplies	11,113,159	1.9
	29,105,340	5.0
> Energy & Minerals
Oil Refining, Marketing & Distribution	8,475,570	1.5
Mining	8,274,749	1.4
Oil Services	6,170,756	1.1
	22,921,075	4.0
> Other Industries
Transportation	10,838,926	1.9
Regulated Utilities	5,694,394	1.0
	16,533,320	2.9
Total Equities:	549,397,664	95.5
Short-Term Investments:	23,993,833	4.2
Securities Lending Collateral:	12,644,377	2.2
Total Investments:	586,035,874	101.9
Obligation to Return Collateral for Securities Loaned:	(12,644,377)	(2.2)
Cash and Other Assets Less Liabilities:	1,463,139	0.3
Net Assets:	$574,854,636	100.0

See accompanying notes to financial statements.

Columbia Acorn European FundSM

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/14	6/30/14
Purchases
Europe
> United Kingdom
Abcam	110,450	162,450
Aggreko	18,141	22,193
Assura	1,809,310	2,269,260
AVEVA	15,870	16,800
Babcock International	35,030	55,000
Cable and Wireless	569,003	757,113
Charles Taylor	195,540	239,970
Connect Group	178,590	233,620
Croda International	12,230	14,670
Dialight	33,000	40,490
Domino's Pizza UK & Ireland	50,140	71,040
Elementis	104,990	130,220
Fidessa Group	12,070	15,370
Halford's	65,820	81,180
Jardine Lloyd Thompson Group	78,940	106,750
Ocado	55,180	112,090
Polypipe	0	140,660
Rightmove	11,380	24,010
RPS Group	87,630	123,520
Shaftesbury	64,730	77,460
Spirax Sarco	24,770	27,048
Telecity	68,350	75,080
WH Smith	39,380	53,360
Whitbread	6,965	12,925
> France
1000 mercis	8,780	9,106
AKKA Technologies	15,818	18,823
Bonduelle	17,330	21,480
Cegedim	13,340	23,340
Eurofins Scientific	2,560	3,100
Eutelsat	0	18,000
Hi-Media	155,350	242,500
Neopost	17,230	25,240
Norbert Dentressangle	4,050	4,220
Saft	13,730	18,291
> Germany
Aurelius	26,000	34,420
Elringklinger	13,430	14,500
MTU Aero Engines	5,500	6,520
NORMA Group	17,730	21,440
Rational	1,470	1,950
TAG Immobilien	40,480	48,860
Telefonica Deutschland	60,230	76,750
Wirecard	14,130	17,500
	Number of Shares
	3/31/14	6/30/14
> Sweden
Hexagon	24,100	38,690
Recipharm	0	50,620
Sweco	39,560	42,940
Unibet	12,450	13,030
> Finland
Konecranes	14,130	16,690
Munksjo	83,680	91,440
Sponda	0	144,842
Tikkurila	24,981	29,171
Vacon	28,980	31,120
> Switzerland
Geberit	3,120	3,530
INFICON	1,340	1,900
Partners Group	3,620	4,540
> Spain
DIA	120,310	145,730
Prosegur	87,060	109,520
Viscofan	14,560	17,550
> Netherlands
Aalberts Industries	25,230	38,130
Arcadis	16,970	19,759
Core Labs	2,520	4,080
> Norway
Subsea 7	41,610	46,740
> Denmark
Jyske Bank	9,200	10,470
SimCorp	13,310	15,330
> Austria
Schoeller-Bleckmann	0	5,000
> Italy
Pirelli	29,040	37,640
> Turkey
Bizim Toptan	54,270	56,810
> Belguim
EVS Broadcast Equipment	7,900	9,690

See accompanying notes to financial statements.

	Number of Shares
	3/31/14	6/30/14
Sales
Europe
> Netherlands
Gemalto	9,110	5,510
TKH Group	15,220	0
> Russia
Yandex	14,500	0

See accompanying notes to financial statements.

Columbia Acorn European FundSM

Statement of Investments (Unaudited), June 30, 2014

Number of Shares		Value
		Equities: 95.8%
Europe 95.4%
	> United Kingdom 32.7%
106,750	Jardine Lloyd Thompson Group	$1,899,996
	International Business Insurance Broker
2,269,260	Assura	1,660,244
	UK Primary Health Care Property Developer
27,048	Spirax Sarco	1,265,104
	Steam Systems for Manufacturing & Process Industries
55,000	Babcock International	1,093,756
	Public Sector Outsourcer
162,450	Abcam	1,056,464
	Online Sales of Antibodies
53,360	WH Smith	977,127
	Newsprint, Books & General Stationery Retailer
12,925	Whitbread	975,264
	The UK's Leading Hotelier & Coffee Shop
75,080	Telecity	968,829
	European Data Center Provider
239,970	Charles Taylor	944,575
	Insurance Services
24,010	Rightmove	880,985
	Internet Real Estate Listings
77,460	Shaftesbury	869,626
	London Prime Retail REIT
233,620	Connect Group	728,667
	Newspaper & Magazine Distributor
112,090	Ocado (a)	712,268
	Leading Online Grocery Retailer
81,180	Halford's	656,868
	The UK's Leading Retailer of Leisure Goods & Auto Parts
757,113	Cable and Wireless	638,143
	Leading Telecoms Service Provider in the Caribbean
71,040	Domino's Pizza UK & Ireland	637,068
	Pizza Delivery in UK, Ireland, Germany
22,193	Aggreko	626,688
	Temporary Power & Temperature Control Services
40,490	Dialight	617,068
	LED Products for Hazardous & Industrial Environments
140,660	Polypipe (a)	601,814
	Manufacturer of Plastic Piping & Fittings
123,520	RPS Group	587,670
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
16,800	AVEVA	585,956
	Engineering Software
15,370	Fidessa Group	582,375
	Software for Financial Trading Systems
Number of Shares			Value
130,220	Elementis		$580,101
	Specialty Chemicals
14,670	Croda International		552,588
	Oleochemicals & Industrial Chemicals
			20,699,244
	> France 13.3%
25,240	Neopost		1,890,494
	Postage Meter Machines
3,100	Eurofins Scientific		953,389
	Food, Pharmaceuticals & Materials Screening & Testing
242,500	Hi-Media (a)		903,191
	Online Advertiser in Europe
23,340	Cegedim (a)		820,719
	Medical Market Research/IT Services
18,291	Saft		701,785
	Niche Battery Manufacturer
18,823	AKKA Technologies		670,391
	Engineering Consultancy
21,480	Bonduelle		629,723
	Producer of Canned, Deep-frozen & Fresh Vegetables
18,000	Eutelsat		625,428
	Fixed Satellite Services
4,220	Norbert Dentressangle		619,392
	Leading European Logistics & Transport Group
9,106	1000	mercis	611,597
	Interactive Advertising & Marketing
			8,426,109
	> Germany 9.9%
34,420	Aurelius		1,257,464
	European Turnaround Investor
21,440	NORMA Group		1,186,202
	Clamps for Automotive & Industrial Applications
17,500	Wirecard		755,546
	Online Payment Processing & Risk Management
76,750	Telefonica Deutschland		634,661
	Mobile & Fixed-line Communications in Germany
1,950	Rational		630,285
	Commercial Ovens
6,520	MTU Aero Engines		599,861
	Airplane Engine Components & Services
14,500	Elringklinger		598,326
	Automobile Components
48,860	TAG Immobilien (b)		596,182
	Owner of Residential Properties in Germany
			6,258,527
	> Sweden 7.6%
38,690	Hexagon		1,247,289
	Design, Measurement & Visualization Software & Equipment
28,110	Swedish Match		976,049
	Market Leader in Swedish Snus

See accompanying notes to financial statements.

Number of Shares		Value
	> Sweden—continued
42,940	Sweco	$718,178
	Engineering Consultants
50,620	Recipharm (a)	704,576
	Contract Development Manufacturing Organization
13,030	Unibet	647,449
	European Online Gaming Operator
19,560	Mekonomen	502,060
	Leading Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
6,787	Kambi Group (a)	35,045
	Spinoff from Unibet of its Business-to-business Sports Betting Platform
		4,830,646
	> Finland 6.6%
31,120	Vacon	1,263,464
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
91,440	Munksjo	840,151
	Specialty Paper Maker
29,171	Tikkurila	798,877
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
144,842	Sponda	773,496
	Office, Retail & Logistics Properties
16,690	Konecranes	538,889
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		4,214,877
	> Switzerland 5.9%
4,540	Partners Group	1,240,974
	Private Markets Asset Management
3,530	Geberit	1,239,162
	Plumbing Supplies
1,900	INFICON	619,193
	Gas Detection Instruments
150	Sika	613,329
	Chemicals for Construction & Industrial Applications
		3,712,658
	> Spain 5.8%
145,730	DIA	1,341,762
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
17,550	Viscofan	1,046,319
	Sausage Casings Maker
109,520	Prosegur	785,820
	Security Guards
10,500	Bolsas y Mercados Españoles	501,421
	Spanish Stock Markets
		3,675,322
	> Netherlands 5.0%
38,130	Aalberts Industries	1,244,981
	Flow Control & Heat Treatment
Number of Shares		Value
4,080	Core Labs	$681,605
	Oil & Gas Reservoir Consulting
19,759	Arcadis	681,000
	Engineering Consultants
5,510	Gemalto	571,145
	Digital Security Solutions
		3,178,731
	> Norway 3.3%
46,740	Subsea 7	871,729
	Offshore Subsea Contractor
80,730	Orkla	719,270
	Food & Brands, Aluminum, Chemicals Conglomerate
46,070	Atea	525,755
	Leading Nordic IT Hardware/Software Reseller & Installation Company
		2,116,754
	> Denmark 1.8%
10,470	Jyske Bank (a)	594,374
	Danish Bank
15,330	SimCorp	527,907
	Software for Investment Managers
		1,122,281
	> Austria 1.0%
5,000	Schoeller-Bleckmann	645,214
	Manufacturer of Components for Directional Drilling
	> Italy 0.9%
37,640	Pirelli	604,054
	Global Tire Supplier
	> Turkey 0.8%
56,810	Bizim Toptan	505,460
	Cash & Carry Stores in Turkey
	> Belgium 0.8%
9,690	EVS Broadcast Equipment	481,382
	Digital Live Mobile Production Software & Systems
Europe: Total		60,471,259
Other Countries 0.4%
	> United States 0.4%
5,277	Gulfmark Offshore	238,415
	Operator of Offshore Supply Vessels
Other Countries: Total		238,415
Total Equities: 95.8% (Cost: $56,604,085)		60,709,674	(c)
Short-Term Investments 3.1%
1,925,350	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	1,925,350
Total Short-Term Investments: 3.1% (Cost: $1,925,350)		1,925,350

See accompanying notes to financial statements.

Columbia Acorn European FundSM

Statement of Investments (Unaudited), continued

Number of Shares		Value
Securities Lending Collateral 0.3%
185,001	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	$185,001
Total Securities Lending Collateral: 0.3% (Cost: $185,001)		185,001
Total Investments: 99.2% (Cost: $58,714,436)(e)		62,820,025
Obligation to Return Collateral for Securities Loaned: (0.3)%		(185,001)
Cash and Other Assets Less Liabilities: 1.1%		714,509
Net Assets: 100.0%		$63,349,533

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $175,651.

(c)  On June 30, 2014, the Fund's total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$26,802,611	42.3
British Pound	20,699,244	32.7
Swedish Krona	4,830,646	7.6
Swiss Franc	3,712,658	5.8
Other currencies less
than 5% of total net assets	4,664,515	7.4
Total Equities	$60,709,674	95.8

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At June 30, 2014, for federal income tax purposes, the cost of investments was $58,714,436 and net unrealized appreciation was $4,105,589 consisting of gross unrealized appreciation of $4,848,326 and gross unrealized depreciation of $742,737.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2014, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$681,605	$59,789,654	$-	$60,471,259
Other Countries	238,415	-	-	238,415
Total Equities	920,020	59,789,654	-	60,709,674
Total Short-Term Investments	1,925,350	-	-	1,925,350
Total Securities Lending Collateral	185,001	-	-	185,001
Total Investments	$3,030,371	$59,789,654	$-	$62,820,025

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels during the period.

See accompanying notes to financial statements.

Columbia Acorn European FundSM

Portfolio Diversification (Unaudited)

At June 30, 2014, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Machinery	$6,130,167	9.7
Other Industrial Services	4,166,786	6.5
Industrial Materials & Specialty Chemicals	3,983,372	6.3
Conglomerates	3,221,715	5.1
Electrical Components	2,582,318	4.1
Outsourcing Services	2,549,967	4.0
Construction	1,840,976	2.9
	24,475,301	38.6
> Information
Business Software	2,943,528	4.6
Computer Services	2,315,303	3.6
Telephone & Data Services	1,272,805	2.0
Financial Processors	1,256,966	2.0
Computer Hardware & Related Equipment	1,052,527	1.7
Advertising	903,190	1.4
Internet Related	880,985	1.4
Satellite Broadcasting & Services	625,428	1.0
Business Information & Marketing Services	611,597	1.0
	11,862,329	18.7
> Consumer Goods & Services
Retail	4,695,545	7.4
Food & Beverage	2,652,092	4.2
Restaurants	1,612,332	2.5
Consumer Goods Distribution	728,667	1.1
Casinos & Gaming	682,493	1.1
Other Durable Goods	604,054	1.0
	10,975,183	17.3
	Value	Percentage of Net Assets
> Finance
Insurance	$2,844,571	4.5
Brokerage & Money Management	1,240,974	2.0
Banks	594,374	0.9
	4,679,919	7.4
> Other Industries
Real Estate	3,899,547	6.1
Transportation	619,392	1.0
	4,518,939	7.1
> Energy & Minerals
Oil Services	1,755,358	2.8
Mining	681,605	1.1
	2,436,963	3.9
> Health Care
Medical Supplies	1,056,464	1.7
Pharmaceuticals	704,576	1.1
	1,761,040	2.8
Total Equities:	60,709,674	95.8
Short-Term Investments:	1,925,350	3.1
Securities Lending Collateral:	185,001	0.3
Total Investments:	62,820,025	99.2
Obligation to Return Collateral for Securities Loaned:	(185,001)	(0.3)
Cash and Other Assets Less Liabilities:	714,509	1.1
Net Assets:	$63,349,533	100.0

See accompanying notes to financial statements.

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Columbia Acorn Family of Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2014	Columbia Acorn® Fund		Columbia Acorn InternationalSM	Columbia Acorn USA®		Columbia Acorn International SelectSM
Assets:
Unaffiliated investments, at cost		$8,828,912,409	$6,268,455,672		$942,472,954		$289,069,342
Affiliated investments, at cost		2,222,412,177	123,678,159		—		—
Unaffiliated investments, at value (including securities on loan: Columbia Acorn Fund $308,680,544; Columbia Acorn International $187,288,900; Columbia Acorn USA $46,428,810; Columbia Acorn International Select $4,808,712; Columbia Acorn Select $12,729,465; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $12,191,201; Columbia Acorn European Fund $175,651)		$16,006,925,240	$8,876,284,220		$1,707,119,473		$361,457,079
Affiliated investments, at value		4,563,467,066	125,095,890		—		—
Cash		26,227	—		—		10,960
Foreign currency (cost: Columbia Acorn Fund $2; Columbia Acorn International $1,752,142; Columbia Acorn USA $—; Columbia Acorn International Select $213; Columbia Acorn Select $—; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $386,057; Columbia Acorn European Fund $6,900)		2	1,751,921		—		215
Receivable for:
Investments sold		71,681,020	20,133,825		6,030,895		3,043,917
Fund shares sold		17,989,752	26,062,931		781,816		314,154
Dividends and interest		8,965,641	7,322,134		636,187		213,881
Securities lending income		465,479	197,467		22,965		1,363
Foreign tax reclaims		378,006	6,566,730		—		269,875
Expense reimbursement due from Investment Manager		—	3,961		—		—
Trustees' deferred compensation plan		3,809,220	1,186,723		326,357		—
Prepaid expenses		77,888	30,523		6,429		1,397
Other assets		162,421	66,965		13,160		2,788
Total Assets		20,673,947,962	9,064,703,290		1,714,937,282		365,315,629
Liabilities:
Collateral on securities loaned		317,314,613	194,974,772		47,372,925		4,966,000
Unrealized depreciation on forward foreign currency exchange contracts		—	—		—		63,164
Payable for:
Investments purchased		61,116,279	12,878,842		5,380,722		4,059,045
Fund shares redeemed		34,232,350	8,927,337		927,889		831,496
Investment advisory fee		1,063,216	543,573		117,447		27,283
Administration fee		61,700	26,751		5,063		1,077
12b-1 Service and Distribution fees		149,831	34,045		7,190		2,484
Reports to shareholders		519,187	295,248		62,483		21,572
Transfer agent fees		2,980,374	844,217		371,501		33,119
Trustees' fees		4,645	3,725		428		57,097
Custody fees		97,569	498,180		6,407		23,609
Professional fee		247,095	145,132		41,973		33,150
Deferred foreign capital gains tax payable		89,341	—		—		—
Trustees' deferred compensation plan		3,809,220	1,186,723		326,357		—
Other liabilities		1,408	66,607		897		3,389
Total Liabilities		421,686,828	220,425,152		54,621,282		10,122,485
Net Assets		$20,252,261,134	$8,844,278,138		$1,660,316,000		$355,193,144
Composition of Net Assets:
Paid-in capital		$9,544,390,991	$6,100,285,686		$762,158,832		$263,574,449
Undistributed (Overdistributed) net investment income (loss)		(33,332,414)	(60,494,138)		(3,666,614)		(10,246,547)
Accumulated net realized gain (loss)		1,222,204,959	195,001,104		137,177,263		29,541,598
Net unrealized appreciation (depreciation) on:
Unaffiliated investments		7,178,012,831	2,607,828,548		764,646,519		72,387,737
Affiliated investments		2,341,054,889	1,417,731		—		—
Foreign currency translations		19,219	239,207		—		(929)
Forward foreign currency exchange contracts		—	—		—		(63,164)
Foreign capital gains tax		(89,341)	—		—		—
Net Assets		$20,252,261,134	$8,844,278,138		$1,660,316,000		$355,193,144
Net asset value per share – Class A (a)		$35.86	$48.82		$34.52		$29.37
(Net assets/shares)		($3,642,339,924/	($1,145,719,445/		($192,045,283/		($76,505,479/
		101,557,845)	23,470,353)		5,562,613)		2,604,607)
Maximum offering price per share – Class A (b)		$38.05	$51.80		$36.63		$31.16
(Net asset value per share/front-end sales charge)		($35.86/0.9425)	($48.82/0.9425)		($34.52/0.9425)		($29.37/0.9425)
Net asset value and offering price per share – Class B (a)		$32.14	$47.17		$30.84		$27.77
(Net assets/shares)		($11,715,585/	($9,847,698/		($348,136/		($631,516/
		364,531)	208,750)		11,289)		22,743)
Net asset value and offering price per share – Class C (a)		$31.51	$46.96		$30.50		$27.60
(Net assets/shares)		($907,378,087/	($119,569,512/		($39,462,816/		($10,707,807/
		28,795,362)	2,546,204)		1,293,800)		387,930)
Net asset value and offering price per share – Class I (d)		$37.56	$48.99		$36.49 (c)		$29.74 (c)
(Net assets/shares)		($29,212,097/777,821)	($41,070,788/838,305)		($2,562/70)		($2,741/92)
Net asset value and offering price per share – Class R (d)		$—	$48.69		$—		$—
(Net assets/shares)	($	—/—)	($7,475,243/153,528)	($	—/—)	($	—/—)
Net asset value and offering price per share – Class R4 (d)		$38.07	$49.24		$37.03		$29.90
(Net assets/shares)		($108,023,038/	($417,159,810/		($7,543,935/		($901,558/
		2,837,282)	8,471,539)		203,729)		30,150)
Net asset value and offering price per share – Class R5 (d)		$38.09	$48.93		$37.03		$29.89
(Net assets/shares)		($571,750,840/	($382,174,768/		($30,982,352/		($1,702,946/
		15,008,835)	7,810,859)		836,765)		56,973)
Net asset value and offering price per share – Class Y (d)		$38.15	$49.29		$37.10		$29.89
(Net assets/shares)		($1,177,766,052/	($211,826,199/		($32,271,571/		($15,492,290/
		30,875,536)	4,297,267)		869,863)		518,378)
Net asset value and offering price per share – Class Z (d)		$37.50	$48.95		$36.36		$29.73
(Net assets/shares)		($13,804,075,511/	($6,509,434,675/		($1,357,659,345/		($249,248,807/
		368,143,193)	132,992,118)		37,336,292)		8,383,470)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Net asset value per share rounds to this amount due to fractional shares outstanding.

(d)  Redemption price per share is equal to net asset value.

See accompanying notes to financial statements.

June 30, 2014	Columbia Acorn SelectSM		Columbia Thermostat FundSM		Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
Assets:
Unaffiliated investments, at cost		$497,123,362		$9,980,000		$528,255,792		$58,714,436
Affiliated investments, at cost		23,207,418		1,239,127,293		—		—
Unaffiliated investments, at value (including securities on loan: Columbia Acorn Fund $308,680,544; Columbia Acorn International $187,288,900; Columbia Acorn USA $46,428,810; Columbia Acorn International Select $4,808,712; Columbia Acorn Select $12,729,465; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $12,191,201; Columbia Acorn European Fund $175,651)		$780,942,891		$9,980,000		$586,035,874		$62,820,025
Affiliated investments, at value		6,671,899		1,295,628,691		—		—
Cash		—		—		—		—
Foreign currency (cost: Columbia Acorn Fund $2; Columbia Acorn International $1,752,142; Columbia Acorn USA $—; Columbia Acorn International Select $213; Columbia Acorn Select $—; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $386,057; Columbia Acorn European Fund $6,900)		—		—		386,058		6,900
Receivable for:
Investments sold		1,034,343		—		17,782		224,766
Fund shares sold		713,486		3,294,091		2,848,772		412,233
Dividends and interest		395,595		2,225,294		539,302		88,996
Securities lending income		3,449		—		14,531		69
Foreign tax reclaims		—		—		3,370		35,536
Expense reimbursement due from Investment Manager		7		1,218		—		1,224
Trustees' deferred compensation plan		353,016		—		—		—
Prepaid expenses		3,485		5,428		784		35
Other assets		6,155		27,565		6,257		26,178
Total Assets		790,124,326		1,311,162,287		589,852,730		63,615,962
Liabilities:
Collateral on securities loaned		13,114,850		—		12,644,377		185,001
Unrealized depreciation on forward foreign currency exchange contracts		—		—		—		—
Payable for:
Investments purchased		680,000		5,692,939		762,920		5,424
Fund shares redeemed		1,005,215		8,197,835		780,505		11,273
Investment advisory fee		53,751		10,705		47,605		6,133
Administration fee		2,361		3,974		1,732		191
12b-1 Service and Distribution fees		11,020		44,888		8,872		1,143
Reports to shareholders		67,979		54,561		17,592		6,821
Transfer agent fees		118,178		118,776		75,182		5,449
Trustees' fees		431		59,673		8,564		1,129
Custody fees		4,625		1,071		53,203		12,604
Professional fee		35,093		23,166		28,500		31,261
Deferred foreign capital gains tax payable		—		—		569,042		—
Trustees' deferred compensation plan		353,016		—		—		—
Other liabilities		3,815		—		—		—
Total Liabilities		15,450,334		14,207,588		14,998,094		266,429
Net Assets		$774,673,992		$1,296,954,699		$574,854,636		$63,349,533
Composition of Net Assets:
Paid-in capital		$427,543,600		$1,220,380,825		$530,480,550		$58,848,718
Undistributed (Overdistributed) net investment income (loss)		(2,229,402)		11,340,090		(660,703)		455,690
Accumulated net realized gain (loss)		82,075,784		8,732,386		(12,181,862)		(61,660)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments		283,819,529		—		57,780,082		4,105,589
Affiliated investments		(16,535,519)		56,501,398		—		—
Foreign currency translations		—		—		5,611		1,196
Forward foreign currency exchange contracts		—		—		—		—
Foreign capital gains tax		—		—		(569,042)		—
Net Assets		$774,673,992		$1,296,954,699		$574,854,636		$63,349,533
Net asset value per share – Class A (a)		$24.56		$15.07		$13.80		$15.96
(Net assets/shares)		($305,102,975/		($504,899,891/		($254,044,139/		($37,074,958/
		12,421,585)		33,495,450)		18,410,240)		2,323,369)
Maximum offering price per share – Class A (b)		$26.06		$15.99		$14.64		$16.93
(Net asset value per share/front-end sales charge)		($24.56/0.9425)		($15.07/0.9425)		($13.80/0.9425)		($15.96/0.9425)
Net asset value and offering price per share – Class B (a)		$21.68		$15.14		$—		$—
(Net assets/shares)		($1,720,222/		($1,553,144/	($	—/—)	($	—/—)
		79,363)		102,553)
Net asset value and offering price per share – Class C (a)		$21.33		$15.12		$13.70		$15.77
(Net assets/shares)		($56,403,402/		($418,086,860/		($45,713,963/		($4,770,891/
		2,644,434)		27,649,399)		3,336,077)		302,576)
Net asset value and offering price per share – Class I (d)		$25.86		$—		$13.86 (c)		$15.97 (c)
(Net assets/shares)		($19,407,541/750,525)	($	—/—)		($2,732/197)		($2,664/167)
Net asset value and offering price per share – Class R (d)		$—		$—		$—		$—
(Net assets/shares)	($	—/—)	($	—/—)	($	—/—)	($	—/—)
Net asset value and offering price per share – Class R4 (d)		$26.24		$14.97		$13.94		$16.04 (c)
(Net assets/shares)		($1,558,744/		($19,261,294/		($14,512,635/	($2,530/158)
		59,413)		1,286,335)		1,041,411)
Net asset value and offering price per share – Class R5 (d)		$26.25		$14.99		$13.93		$16.12
(Net assets/shares)		($11,080,705/		($3,104,889/		($23,712,750/		($3,664,115/
		422,107)		207,167)		1,702,530)		227,272)
Net asset value and offering price per share – Class Y (d)		$26.33		$14.98		$13.81 (c)		$—
(Net assets/shares)		($4,159,900/		($408,894/	($2,618/190)		($	—/—)
		157,994)		27,304)
Net asset value and offering price per share – Class Z (d)		$25.76		$14.91		$13.84		$15.98
(Net assets/shares)		($375,240,503/		($349,639,727/		($236,865,799/		($17,834,375/
		14,565,087)		23,456,550)		17,115,384)		1,116,162)

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2014

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Investment Income:
Dividends	$76,384,200	$110,415,858	$5,690,547	$5,136,516
Dividends from affiliates	14,146,596	2,029,974	—	—
Dividends from affiliated investment company shares	—	—	—	—
Interest	20	91	—	1,321
Income from securities lending – net	4,369,362	1,423,176	311,270	47,860
	94,900,178	113,869,099	6,001,817	5,185,697
Foreign taxes withheld	(2,416,296)	(12,462,606)	(10,500)	(574,390)
Total Investment Income	92,483,882	101,406,493	5,991,317	4,611,307
Expenses:
Investment advisory fee	65,083,271	31,422,119	7,199,921	1,639,479
Administration fee	3,779,839	1,546,079	310,659	64,782
12b-1 Service and Distribution fees:
Class A	4,598,727	1,351,811	241,069	90,998
Class B	55,982	42,132	1,526	2,680
Class C	4,502,157	561,270	194,241	51,118
Class R	—	17,043	—	—
Transfer agent fees:
Class A	2,198,564	860,673	136,235	45,184
Class B	20,492	21,889	1,082	936
Class C	305,451	74,983	11,313	7,136
Class R	—	9,438	—	—
Class R4	53,215	331,329	4,177	448
Class R5	133,573	82,645	4,090	368
Class Z	5,828,161	2,315,720	956,555	99,005
Trustees' fees	395,834	156,008	32,901	10,764
Custody fees	153,191	827,163	10,502	29,972
Registration and blue sky fees	100,656	121,238	53,430	50,967
Reports to shareholders	866,277	673,717	95,342	46,304
Audit fees	46,728	77,111	23,242	28,797
Legal fees	418,776	161,947	34,901	7,116
Chief compliance officer expenses	419,828	170,792	34,456	7,147
Other expenses	264,968	224,562	25,432	9,955
Total Expenses	89,225,690	41,049,669	9,371,074	2,193,156
Less reimbursement of expenses by Investment Manager	—	(229,201)	—	—
Net Expenses	89,225,690	40,820,468	9,371,074	2,193,156
Net Investment Income (Loss)	3,258,192	60,586,025	(3,379,757)	2,418,151
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Unaffiliated investments	929,439,056	262,888,328	137,972,867	29,683,402
Affiliated investments	303,744,613	717,016	—	—
Distributions from affiliated investment company shares	—	—	—	—
Foreign currency translations	(152,829)	(487,977)	—	(14,208)
Forward foreign currency exchange contracts	—	—	—	(20,909)
Net realized gain (loss)	1,233,030,840	263,117,367	137,972,867	29,648,285
Net change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(845,443,917)	175,964,231	(93,625,206)	1,614,305
Affiliated investments	112,546,165	151,699	—	—
Foreign currency translations	(22,316)	94,270	—	1,793
Forward foreign currency exchange contracts	—	—	—	(128,982)
Unaffiliated options	—	—	—	(985,539)
Affiliated options	—	(2,630,029)	—	—
Foreign capital gains tax	(89,341)	—	—	—
Net change in unrealized appreciation (depreciation)	(733,009,409)	173,580,171	(93,625,206)	501,577
Net realized and unrealized gain	500,021,431	436,697,538	44,347,661	30,149,862
Net Increase in Net Assets from Operations	$503,279,623	$497,283,563	$40,967,904	$32,568,013
See accompanying notes to financial statements.

	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Investment Income:
Dividends	$3,072,756	$76	$5,142,430	$1,033,398
Dividends from affiliates	—	—	—	—
Dividends from affiliated investment company shares	—	16,026,833	—	—
Interest	—	—	2	17
Income from securities lending – net	22,412	—	29,687	6,293
	3,095,168	16,026,909	5,172,119	1,039,708
Foreign taxes withheld	(10,148)	—	(446,297)	(116,475)
Total Investment Income	3,085,020	16,026,909	4,725,822	923,233
Expenses:
Investment advisory fee	3,357,780	649,374	2,540,139	290,619
Administration fee	147,830	241,194	90,376	9,073
12b-1 Service and Distribution fees:
Class A	384,635	628,187	268,542	37,658
Class B	8,436	6,912	—	—
Class C	291,021	2,103,276	189,545	16,619
Class R	—	—	—	—
Transfer agent fees:
Class A	186,299	189,347	120,399	14,947
Class B	4,553	1,987	—	—
Class C	27,087	157,060	22,348	1,952
Class R	—	—	—	—
Class R4	1,422	6,189	4,788	—
Class R5	2,798	370	4,903	412
Class Z	191,920	117,253	134,181	7,134
Trustees' fees	16,270	28,150	10,221	937
Custody fees	4,409	662	104,423	35,872
Registration and blue sky fees	51,752	79,526	66,540	38,868
Reports to shareholders	94,942	122,571	58,571	12,491
Audit fees	23,242	17,074	26,545	19,050
Legal fees	17,108	26,892	11,289	1,008
Chief compliance officer expenses	16,318	26,742	10,103	1,007
Other expenses	36,062	20,378	33,656	4,831
Total Expenses	4,863,884	4,423,144	3,696,569	492,478
Less reimbursement of expenses by Investment Manager	(89)	(68,689)	—	(71,752)
Net Expenses	4,863,795	4,354,455	3,696,569	420,726
Net Investment Income (Loss)	(1,778,775)	11,672,454	1,029,253	502,507
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Unaffiliated investments	88,972,552	—	(6,018,452)	(36,651)
Affiliated investments	(5,412,123)	7,652,566	—	—
Distributions from affiliated investment company shares	—	4,904,892	—	—
Foreign currency translations	(10,038)	—	(133,569)	5,642
Forward foreign currency exchange contracts	—	—	—	—
Net realized gain (loss)	83,550,391	12,557,458	(6,152,021)	(31,009)
Net change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	(77,564,386)	—	26,390,626	564,659
Affiliated investments	5,295,333	25,177,927	—	—
Foreign currency translations	—	—	20,013	685
Forward foreign currency exchange contracts	—	—	—	—
Unaffiliated options	—	—	(131,808)	—
Affiliated options	—	—	—	—
Foreign capital gains tax	—	—	(569,042)	—
Net change in unrealized appreciation (depreciation)	(72,269,053)	25,177,927	25,709,789	565,344
Net realized and unrealized gain	11,281,338	37,735,385	19,557,768	534,335
Net Increase in Net Assets from Operations	$9,502,563	$49,407,839	$20,587,021	$1,036,842

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Changes in Net Assets

	Columbia Acorn® Fund		Columbia Acorn International®		Columbia Acorn USA®		Columbia Acorn International SelectSM
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Operations:
Net investment income (loss)	$3,258,192	$5,803,936	$60,586,025	$94,506,163	$(3,379,757)	$(4,042,574)	$2,418,151	$4,636,217
Net realized gain (loss) on investments, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	929,286,227	1,401,573,106	262,400,351	523,273,919	137,972,867	160,973,633	29,648,285	29,669,962
Net realized gain (loss) on affiliated investments and distributions from affiliated investment company shares	303,744,613	222,109,404	717,016	76,804,823	—	—	—	—
Net change in net unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, options and foreign capital gains tax	(845,555,574)	2,882,264,973	176,058,501	906,950,318	(93,625,206)	306,146,936	501,577	13,943,403
Net change in net unrealized appreciation (depreciation) on affiliated investments, affiliated options and affiliated investment company shares	112,546,165	742,076,449	(2,478,330)	(67,324,444)	—	392,095	—	—
Net Increase in Net Assets from Operations	503,279,623	5,253,827,868	497,283,563	1,534,210,779	40,967,904	463,470,090	32,568,013	48,249,582
Distributions to Shareholders From:
Net investment income – Class A	—	(4,469,883)	(229,697)	(25,492,504)	—	—	—	(995,831)
Net realized gain – Class A	(77,946,578)	(242,979,462)	(11,891,217)	(42,739,072)	(2,673,240)	(16,332,703)	(293,914)	(5,217,634)
Net investment income – Class B	—	—	(2,163)	(249,782)	—	—	—	(6,430)
Net realized gain – Class B	(294,913)	(1,474,831)	(112,050)	(556,329)	(5,502)	(57,712)	(2,621)	(67,482)
Net investment income – Class C	—	—	(24,674)	(1,667,787)	—	—	—	(60,907)
Net realized gain – Class C	(21,982,633)	(65,282,509)	(1,278,942)	(4,540,816)	(621,209)	(3,645,977)	(43,201)	(740,564)
Net investment income – Class I	—	(44,509)	(13,650)	(1,200,147)	—	—	—	(44)
Net realized gain – Class I	(1,015,658)	(1,462,421)	(707,504)	(1,173,000)	(34)	(310)	(10)	(183)
Net investment income – Class R	—	—	(1,513)	(88,738)	—	—	—	—
Net realized gain – Class R	—	—	(78,401)	(220,182)	—	—	—	—
Net investment income – Class R4	—	(39,853)	(81,943)	(5,132,184)	—	—	—	(6,112)
Net realized gain – Class R4	(2,115,560)	(3,609,537)	(4,192,267)	(13,386,984)	(96,791)	(464,529)	(3,285)	(20,623)
Net investment income – Class R5	—	(132,214)	(74,479)	(6,226,444)	—	—	—	(15,307)
Net realized gain – Class R5	(11,349,530)	(24,670,758)	(3,860,499)	(11,061,862)	(401,064)	(450,508)	(6,260)	(50,485)
Net investment income – Class Y	—	(1,014,881)	(40,747)	(3,420,841)	—	—	—	(202,646)
Net realized gain – Class Y	(23,245,366)	(67,636,681)	(2,112,036)	(7,136,853)	(411,787)	(2,875,291)	(57,130)	(590,564)
Net investment income – Class Z	—	(15,891,591)	(1,303,692)	(155,452,351)	—	—	—	(4,109,073)
Net realized gain – Class Z	(286,234,743)	(900,665,248)	(67,574,559)	(249,192,931)	(17,998,644)	(117,566,025)	(969,063)	(18,050,611)
Total Distributions to Shareholders	(424,184,981)	(1,329,374,378)	(93,580,033)	(528,938,807)	(22,208,271)	(141,393,055)	(1,375,484)	(30,134,496)
Share Transactions:
Subscriptions – Class A	244,380,675	557,145,668	133,312,563	388,100,963	15,103,684	45,008,746	7,948,139	25,343,455
Distributions reinvested – Class A	73,602,159	233,381,519	11,747,372	65,876,765	2,465,094	15,114,156	287,794	6,095,501
Redemptions – Class A	(552,044,906)	(858,688,706)	(139,683,767)	(530,170,862)	(29,050,236)	(44,053,671)	(12,121,170)	(35,337,785)
Net Increase (Decrease) – Class A	(234,062,072)	(68,161,519)	5,376,168	(76,193,134)	(11,481,458)	16,069,231	(3,885,237)	(3,898,829)
Distributions reinvested – Class B	289,583	1,460,482	113,359	818,689	5,488	57,565	2,720	73,716
Redemptions – Class B	(7,718,248)	(21,005,008)	(3,893,575)	(7,611,506)	(225,775)	(704,340)	(304,272)	(502,159)
Net Increase (Decrease) – Class B	(7,428,665)	(19,544,526)	(3,780,216)	(6,792,817)	(220,287)	(646,775)	(301,552)	(428,443)
Subscriptions – Class C	35,338,593	102,078,253	12,122,152	18,300,360	1,596,928	3,731,266	594,015	2,209,150
Distributions reinvested – Class C	18,208,384	53,482,078	1,148,145	5,389,019	580,653	3,400,514	39,541	731,141
Redemptions – Class C	(81,322,780)	(127,416,912)	(9,424,829)	(18,680,336)	(3,359,387)	(4,271,383)	(1,103,127)	(2,895,556)
Net Increase (Decrease) – Class C	(27,775,803)	28,143,419	3,845,468	5,009,043	(1,181,806)	2,860,397	(469,571)	44,735
Subscriptions – Class I	40,691,968	62,857,281	52,110,676	88,004,757	—	—	—	—
Distributions reinvested – Class I	1,015,607	1,506,709	721,126	2,371,517	—	—	—	—
Redemptions – Class I	(34,518,663)	(116,462,027)	(44,412,154)	(175,245,774)	(1,200)	—	(100)	—
Net Increase (Decrease) – Class I	7,188,912	(52,098,037)	8,419,648	(84,869,500)	(1,200)	—	(100)	—

(a)  Class Y shares reflect activity for the period from June 13, 2013 (commencement of operations) through December 31, 2013.

(b)  Class R4 shares reflect activity for the period June 25, 2014 (commencement of operations) through June 30, 2014.

See accompanying notes to financial statements.

	Columbia Acorn SelectSM		Columbia Thermostat FundSM		Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2014	2013	2014	2013	2014	2013 (a)	2014 (b)	2013
Operations:
Net investment income (loss)	$(1,778,775)	$(3,787,764)	$11,672,454	$21,177,510	$1,029,253	$1,192,356	$502,507	$16,515
Net realized gain (loss) on investments, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	88,962,514	199,126,634	—	—	(6,152,021)	(5,903,007)	(31,009)	290,295
Net realized gain (loss) on affiliated investments and distributions from affiliated investment company shares	(5,412,123)	1,096,550	12,557,458	87,967,259	—	—	—	—
Net change in net unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, options and foreign capital gains tax	(77,564,386)	59,584,538	—	—	25,709,789	30,064,776	565,344	3,148,647
Net change in net unrealized appreciation (depreciation) on affiliated investments, affiliated options and affiliated investment company shares	5,295,333	7,543,133	25,177,927	(12,732,372)	—	—	—	—
Net Increase in Net Assets from Operations	9,502,563	263,563,091	49,407,839	96,412,397	20,587,021	25,354,125	1,036,842	3,455,457
Distributions to Shareholders From:
Net investment income – Class A	—	(779,067)	(404,684)	(8,405,645)	(155,386)	(982,830)	(13,158)	(19,726)
Net realized gain – Class A	(15,535,596)	(74,628,738)	(2,119,498)	(24,911,710)	—	—	(169,484)	(17,284)
Net investment income – Class B	—	—	(1,295)	(26,642)	—	—	—	—
Net realized gain – Class B	(105,832)	(860,295)	(6,784)	(109,193)	—	—	—	—
Net investment income – Class C	—	—	(338,331)	(3,912,583)	—	—	—	—
Net realized gain – Class C	(3,326,404)	(15,474,668)	(1,772,209)	(20,870,877)	—	—	(21,838)	(1,176)
Net investment income – Class I	—	(134,582)	—	—	(2)	(63)	(1)	(31)
Net realized gain – Class I	(1,583,504)	(3,544,269)	—	—	—	—	(13)	(8)
Net investment income – Class R	—	—	—	—	—	—	—	—
Net realized gain – Class R	—	—	—	—	—	—	—	—
Net investment income – Class R4	—	(361)	(15,132)	(279,538)	(8,859)	(121,494)	—	—
Net realized gain – Class R4	(75,426)	(146,391)	(79,258)	(732,207)	—	—	—	—
Net investment income – Class R5	—	(2,205)	(2,475)	(17,560)	(14,427)	(121,239)	(1,111)	(5,749)
Net realized gain – Class R5	(519,018)	(2,031,137)	(12,966)	(45,621)	—	—	(14,316)	(1,913)
Net investment income – Class Y	—	(184)	(330)	(55)	(2)	(27)	—	—
Net realized gain – Class Y	(195,596)	(819,712)	(1,726)	(133)	—	—	—	—
Net investment income – Class Z	—	(2,355,271)	(290,874)	(7,145,972)	(140,049)	(1,332,785)	(6,339)	(15,666)
Net realized gain – Class Z	(18,560,720)	(101,354,640)	(1,523,569)	(18,354,791)	—	—	(81,656)	(4,486)
Total Distributions to Shareholders	(39,902,096)	(202,131,520)	(6,569,131)	(84,812,527)	(318,725)	(2,558,438)	(307,916)	(66,039)
Share Transactions:
Subscriptions – Class A	12,548,114	65,389,229	63,184,725	269,301,297	96,557,867	179,677,591	23,892,601	19,592,036
Distributions reinvested – Class A	14,483,688	70,987,772	2,290,871	30,672,808	154,739	978,630	181,608	31,783
Redemptions – Class A	(42,915,964)	(88,198,756)	(90,865,840)	(113,768,855)	(28,957,922)	(16,017,690)	(6,512,388)	(3,060,376)
Net Increase (Decrease) – Class A	(15,884,162)	48,178,245	(25,390,244)	186,205,250	67,754,684	164,638,531	17,561,821	16,563,443
Distributions reinvested – Class B	103,655	857,139	8,026	134,520	—	—	—	—
Redemptions – Class B	(1,213,218)	(8,581,439)	(776,322)	(2,504,093)	—	—	—	—
Net Increase (Decrease) – Class B	(1,109,563)	(7,724,300)	(768,296)	(2,369,573)	—	—	—	—
Subscriptions – Class C	1,733,343	4,254,216	38,469,915	215,445,550	13,410,644	30,902,660	3,584,679	1,250,413
Distributions reinvested – Class C	2,749,374	12,694,116	1,608,548	18,856,243	—	—	21,837	1,175
Redemptions – Class C	(6,706,917)	(14,117,603)	(64,822,214)	(60,357,649)	(1,776,529)	(732,599)	(281,168)	(56,761)
Net Increase (Decrease) – Class C	(2,224,200)	2,830,729	(24,743,751)	173,944,144	11,634,115	30,170,061	3,325,348	1,194,827
Subscriptions – Class I	26,817,505	41,439,706	—	—	—	—	—	—
Distributions reinvested – Class I	1,583,383	3,678,143	—	—	—	63	14	39
Redemptions – Class I	(22,327,800)	(77,746,294)	—	—	(4,198)	—	(5,500)	—
Net Increase (Decrease) – Class I	6,073,088	(32,628,445)	—	—	(4,198)	63	(5,486)	39

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Changes in Net Assets, continued

	Columbia Acorn® Fund		Columbia Acorn International®		Columbia Acorn USA®		Columbia Acorn International SelectSM
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Subscriptions – Class R	—	—	2,514,432	3,579,789	—	—	—	—
Distributions reinvested – Class R	—	—	74,179	280,476	—	—	—	—
Redemptions – Class R	—	—	(1,258,044)	(1,384,671)	—	—	—	—
Net Increase – Class R	—	—	1,330,567	2,475,594	—	—	—	—
Subscriptions – Class R4	43,526,667	70,679,921	88,101,921	346,765,044	1,365,512	6,157,899	494,105	383,885
Distributions reinvested – Class R4	2,115,560	3,598,586	4,253,646	18,510,730	96,791	463,030	3,274	25,563
Redemptions – Class R4	(12,917,193)	(5,189,707)	(49,153,198)	(7,666,126)	(471,331)	(397,344)	(79,839)	(158)
Net Increase – Class R4	32,725,034	69,088,800	43,202,369	357,609,648	990,972	6,223,585	417,540	409,290
Subscriptions – Class R5	112,065,818	491,001,376	114,563,564	285,865,026	25,267,158	5,875,204	724,214	959,653
Distributions reinvested – Class R5	11,176,026	24,452,455	3,934,172	17,278,109	401,030	450,258	6,249	65,594
Redemptions – Class R5	(52,414,438)	(47,781,358)	(28,310,933)	(47,512,031)	(1,488,066)	(553,703)	(120,890)	(79,732)
Net Increase (Decrease) – Class R5	70,827,406	467,672,473	90,186,803	255,631,104	24,180,122	5,771,759	609,573	945,515
Subscriptions – Class Y	112,930,782	1,048,816,289	55,057,014	165,373,208	20,482,423	44,461,461	1,458,389	13,106,279
Distributions reinvested – Class Y	23,245,366	68,651,368	2,152,783	8,485,714	411,754	2,875,042	57,120	793,011
Redemptions – Class Y	(194,520,258)	(76,908,863)	(9,604,820)	(60,678,159)	(36,284,523)	(321,655)	(610,692)	(353,711)
Net Increase (Decrease) – Class Y	(58,344,110)	1,040,558,794	47,604,977	113,180,763	(15,390,346)	47,014,848	904,817	13,545,579
Subscriptions – Class Z	488,721,463	1,365,381,996	404,120,768	952,243,095	56,076,356	192,666,998	17,023,864	56,693,525
Distributions reinvested – Class Z	249,007,552	797,203,097	53,309,832	317,702,278	15,832,877	102,958,421	580,482	12,763,349
Redemptions – Class Z	(1,698,664,423)	(3,725,592,700)	(540,362,376)	(1,257,745,052)	(227,535,266)	(494,803,769)	(46,768,335)	(122,754,727)
Net Increase (Decrease) – Class Z	(960,935,408)	(1,563,007,607)	(82,931,776)	12,200,321	(155,626,033)	(199,178,350)	(29,163,989)	(53,297,853)
Net Increase (Decrease) from Share Transactions	(1,177,804,706)	(97,348,203)	113,254,008	578,251,022	(158,730,036)	(121,885,305)	(31,888,519)	(42,680,006)
Total Increase (Decrease) in Net Assets	(1,098,710,064)	3,827,105,287	516,957,538	1,583,522,994	(139,970,403)	200,191,730	(695,990)	(24,564,920)
Net Assets:
Beginning of period	21,350,971,198	17,523,865,911	8,327,320,600	6,743,797,606	1,800,286,403	1,600,094,673	355,889,134	380,454,054
End of period	$20,252,261,134	$21,350,971,198	$8,844,278,138	$8,327,320,600	$1,660,316,000	$1,800,286,403	$355,193,144	$355,889,134
Undistributed (Overdistributed) net investment income (loss)	$(33,332,414)	$(36,590,606)	$(60,494,138)	$(119,307,605)	$(3,666,614)	$(286,857)	$(10,246,547)	$(12,664,698)

(a)  Class Y shares reflect activity for the period from June 13, 2013 (commencement of operations) through December 31, 2013.

(b)  Class R4 shares reflect activity for the period June 25, 2014 (commencement of operations) through June 30, 2014.

See accompanying notes to financial statements.

	Columbia Acorn SelectSM		Columbia Thermostat FundSM		Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2014	2013	2014	2013	2014	2013 (a)	2014 (b)	2013
Subscriptions – Class R	—	—	—	—	—	—	—	—
Distributions reinvested – Class R	—	—	—	—	—	—	—	—
Redemptions – Class R	—	—	—	—	—	—	—	—
Net Increase – Class R	—	—	—	—	—	—	—	—
Subscriptions – Class R4	398,127	1,409,186	5,594,579	16,841,816	2,557,486	13,932,169	2,500	—
Distributions reinvested – Class R4	75,426	142,707	94,374	1,010,634	8,857	121,336	—	—
Redemptions – Class R4	(244,131)	(144,546)	(1,655,851)	(2,678,147)	(2,137,289)	(1,223,601)	—	—
Net Increase – Class R4	229,422	1,407,347	4,033,102	15,174,303	429,054	12,829,904	2,500	—
Subscriptions – Class R5	1,067,675	10,681,076	2,317,982	1,172,670	11,984,580	13,005,283	2,999,832	1,696,121
Distributions reinvested – Class R5	518,897	2,032,665	15,441	62,995	14,427	121,213	15,415	7,648
Redemptions – Class R5	(2,138,849)	(532,781)	(254,708)	(221,359)	(2,798,246)	(155,394)	(1,286,807)	(51,126)
Net Increase (Decrease) – Class R5	(552,277)	12,180,960	2,078,715	1,014,306	9,200,761	12,971,102	1,728,440	1,652,643
Subscriptions – Class Y	318,405	4,652,097	420,908	—	—	2,500	—	—
Distributions reinvested – Class Y	195,475	819,220	2,042	—	—	—	—	—
Redemptions – Class Y	(1,052,474)	(557,993)	(25,310)	—	(200)	—	—	—
Net Increase (Decrease) – Class Y	(538,594)	4,913,324	397,640	—	(200)	2,500	—	—
Subscriptions – Class Z	20,026,994	46,215,005	58,937,081	241,074,077	84,832,187	173,769,882	13,773,920	1,188,594
Distributions reinvested – Class Z	13,932,744	71,082,424	1,142,164	15,861,661	130,705	1,254,500	87,595	19,797
Redemptions – Class Z	(76,423,470)	(311,970,231)	(98,375,557)	(180,321,598)	(34,095,422)	(14,317,387)	(638,056)	(502,271)
Net Increase (Decrease) – Class Z	(42,463,732)	(194,672,802)	(38,296,312)	76,614,140	50,867,470	160,706,995	13,223,459	706,120
Net Increase (Decrease) from Share Transactions	(56,470,018)	(165,514,942)	(82,689,146)	450,582,570	139,881,686	381,319,156	35,836,082	20,117,072
Total Increase (Decrease) in Net Assets	(86,869,551)	(104,083,371)	(39,850,438)	462,182,440	160,149,982	404,114,843	36,565,008	23,506,490
Net Assets:
Beginning of period	861,543,543	965,626,914	1,336,805,137	874,622,697	414,704,654	10,589,811	26,784,525	3,278,035
End of period	$774,673,992	$861,543,543	$1,296,954,699	$1,336,805,137	$574,854,636	$414,704,654	$63,349,533	$26,784,525
Undistributed (Overdistributed) net investment income (loss)	$(2,229,402)	$(450,627)	$11,340,090	$720,757	$(660,703)	$(1,371,231)	$455,690	$(26,208)

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Changes in Net Assets, continued

	Columbia Acorn® Fund		Columbia Acorn International®		Columbia Acorn USA®		Columbia Acorn International SelectSM
Changes in Shares of Beneficial Interest:	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Subscriptions – Class A	6,899,859	16,772,784	2,845,263	8,721,860	445,720	1,394,169	285,461	953,061
Shares issued in reinvestment and capital gains – Class A	2,137,733	6,939,430	245,915	1,475,191	74,950	468,483	10,126	233,959
Less shares redeemed – Class A	(15,642,054)	(25,665,267)	(2,982,638)	(11,526,833)	(859,891)	(1,355,276)	(437,457)	(1,336,213)
Net Increase (Decrease) – Class A	(6,604,462)	(1,953,053)	108,540	(1,329,782)	(339,221)	507,376	(141,870)	(149,193)
Shares issued in reinvestment and capital gains – Class B	9,378	48,181	2,451	18,918	188	1,984	100	2,974
Less shares redeemed – Class B	(242,692)	(705,007)	(85,871)	(178,171)	(7,366)	(24,425)	(11,561)	(20,013)
Net Increase (Decrease) – Class B	(233,314)	(656,826)	(83,420)	(159,253)	(7,178)	(22,441)	(11,461)	(17,039)
Subscriptions – Class C	1,135,133	3,426,567	268,298	425,390	53,145	128,459	22,847	88,935
Shares issued in reinvestment and capital gains – Class C	601,532	1,792,288	24,971	124,854	19,974	118,609	1,480	29,744
Less shares redeemed – Class C	(2,609,169)	(4,279,659)	(208,868)	(436,255)	(111,218)	(147,379)	(42,490)	(115,611)
Net Increase (Decrease) – Class C	(872,504)	939,196	84,401	113,989	(38,099)	99,689	(18,163)	3,068
Subscriptions – Class I	1,126,645	1,885,590	1,120,067	2,038,998	—	—	—	—
Shares issued in reinvestment and capital gains – Class I	28,172	43,283	15,045	53,236	—	—	—	—
Less shares redeemed – Class I	(922,475)	(3,308,111)	(926,636)	(3,848,404)	(33)	—	(4)	—
Net Increase (Decrease) – Class I	232,342	(1,379,238)	208,476	(1,756,170)	(33)	—	(4)	—
Subscriptions – Class R	—	—	54,040	81,299	—	—	—	—
Shares issued in reinvestment and capital gains – Class R	—	—	1,556	6,268	—	—	—	—
Less shares redeemed – Class R	—	—	(27,007)	(31,263)	—	—	—	—
Net Increase – Class R	—	—	28,589	56,304	—	—	—	—
Subscriptions – Class R4	1,167,324	1,998,028	1,861,744	7,323,105	37,805	173,989	17,620	13,801
Shares issued in reinvestment and capital gains – Class R4	57,881	100,520	88,287	408,790	2,744	13,409	113	962
Less shares redeemed – Class R4	(346,219)	(140,805)	(1,047,111)	(163,652)	(13,057)	(11,660)	(2,840)	(6)
Net Increase – Class R4	878,986	1,957,743	902,920	7,568,243	27,492	175,738	14,893	14,757
Subscriptions – Class R5	2,991,190	13,752,426	2,451,920	6,528,156	700,743	167,928	26,061	35,393
Shares issued in reinvestment and capital gains – Class R5	305,606	680,831	82,184	385,664	11,374	13,045	216	2,472
Less shares redeemed – Class R5	(1,401,513)	(1,319,787)	(604,556)	(1,038,451)	(41,441)	(14,967)	(4,281)	(2,971)
Net Increase (Decrease) – Class R5	1,895,283	13,113,470	1,929,548	5,875,369	670,676	166,006	21,996	34,894
Subscriptions – Class Y	3,013,382	30,418,210	1,154,538	3,692,396	553,638	1,250,341	51,474	470,106
Shares issued in reinvestment and capital gains – Class Y	634,946	1,921,971	44,636	187,806	11,655	83,147	1,976	29,869
Less shares redeemed – Class Y	(5,142,881)	(2,138,695)	(203,404)	(1,329,828)	(1,020,257)	(8,744)	(22,399)	(12,731)
Net Increase (Decrease) – Class Y	(1,494,553)	30,201,486	995,770	2,550,374	(454,964)	1,324,744	31,051	487,244
Subscriptions – Class Z	13,251,282	39,991,834	8,598,810	21,587,060	1,572,360	5,769,866	607,687	2,139,566
Shares issued in reinvestment and capital gains – Class Z	6,918,798	22,754,352	1,113,169	7,096,454	457,201	3,036,499	20,184	484,755
Less shares redeemed – Class Z	(46,061,687)	(107,868,830)	(11,540,427)	(28,414,984)	(6,387,017)	(15,174,383)	(1,660,639)	(4,625,116)
Net Increase (Decrease) – Class Z	(25,891,607)	(45,122,644)	(1,828,448)	268,530	(4,357,456)	(6,368,018)	(1,032,768)	(2,000,795)
Net Increase (Decrease) in Shares of Beneficial Interest	(32,089,829)	(2,899,866)	2,346,376	13,187,604	(4,498,783)	(4,116,906)	(1,136,326)	(1,627,064)

(a)  Class Y shares reflect activity for the period from June 13, 2013 (commencement of operations) through December 31, 2013.

(b)  Class R4 shares reflect activity for the period June 25, 2014 (commencement of operations) through June 30, 2014.

See accompanying notes to financial statements.

	Columbia Acorn SelectSM		Columbia Thermostat FundSM		Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
Changes in Shares of Beneficial Interest:	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2014	2013	2014	2013	2014	2013 (a)	2014 (b)	2013
Subscriptions – Class A	501,493	2,409,551	4,252,216	17,981,201	7,357,840	14,185,095	1,513,035	1,389,036
Shares issued in reinvestment and capital gains – Class A	599,739	2,880,725	153,133	2,106,160	11,378	75,048	11,351	2,142
Less shares redeemed – Class A	(1,709,109)	(3,250,484)	(6,121,876)	(7,527,423)	(2,206,901)	(1,269,880)	(417,794)	(212,961)
Net Increase (Decrease) – Class A	(607,877)	2,039,792	(1,716,527)	12,559,938	5,162,317	12,990,263	1,106,592	1,178,217
Shares issued in reinvestment and capital gains – Class B	4,862	38,348	534	9,173	—	—	—	—
Less shares redeemed – Class B	(54,322)	(346,271)	(52,103)	(166,345)	—	—	—	—
Net Increase (Decrease) – Class B	(49,460)	(307,923)	(51,569)	(157,172)	—	—	—	—
Subscriptions – Class C	79,494	184,785	2,582,576	14,371,325	1,021,054	2,457,588	229,104	86,894
Shares issued in reinvestment and capital gains – Class C	131,047	583,469	107,094	1,285,939	—	—	1,380	80
Less shares redeemed – Class C	(306,235)	(577,080)	(4,349,122)	(3,977,289)	(135,071)	(58,728)	(17,994)	(4,470)
Net Increase (Decrease) – Class C	(95,694)	191,174	(1,659,452)	11,679,975	885,983	2,398,860	212,490	82,504
Subscriptions – Class I	1,027,233	1,503,059	—	—	—	—	—	—
Shares issued in reinvestment and capital gains – Class I	62,289	141,436	—	—	—	5	1	3
Less shares redeemed – Class I	(848,528)	(2,658,803)	—	—	(313)	—	(346)	—
Net Increase (Decrease) – Class I	240,994	(1,014,308)	—	—	(313)	5	(345)	3
Subscriptions – Class R	—	—	—	—	—	—	—	—
Shares issued in reinvestment and capital gains – Class R	—	—	—	—	—	—	—	—
Less shares redeemed – Class R	—	—	—	—	—	—	—	—
Net Increase – Class R	—	—	—	—	—	—	—	—
Subscriptions – Class R4	14,783	49,613	379,596	1,120,984	193,872	1,090,642	158	—
Shares issued in reinvestment and capital gains – Class R4	2,925	5,524	6,351	69,981	645	9,227	—	—
Less shares redeemed – Class R4	(9,139)	(4,872)	(112,588)	(179,054)	(160,347)	(93,939)	—	—
Net Increase – Class R4	8,569	50,265	273,359	1,011,911	34,170	1,005,930	158	—
Subscriptions – Class R5	39,983	381,566	155,897	77,722	900,890	1,013,748	187,375	122,328
Shares issued in reinvestment and capital gains – Class R5	20,112	78,762	1,038	4,359	1,051	9,225	954	511
Less shares redeemed – Class R5	(79,042)	(19,370)	(17,380)	(14,647)	(210,526)	(12,077)	(80,578)	(3,541)
Net Increase (Decrease) – Class R5	(18,947)	440,958	139,555	67,434	691,415	1,010,896	107,751	119,298
Subscriptions – Class Y	11,813	164,585	28,700	—	—	205	—	—
Shares issued in reinvestment and capital gains – Class Y	7,553	31,675	137	—	—	—	—	—
Less shares redeemed – Class Y	(39,127)	(18,601)	(1,711)	—	(15)	—	—	—
Net Increase (Decrease) – Class Y	(19,761)	177,659	27,126	—	(15)	205	—	—
Subscriptions – Class Z	756,997	1,677,809	4,032,036	16,316,167	6,463,345	13,732,748	870,647	85,515
Shares issued in reinvestment and capital gains – Class Z	550,266	2,759,330	77,225	1,102,717	9,583	96,057	5,468	1,334
Less shares redeemed – Class Z	(2,907,745)	(11,254,870)	(6,729,192)	(12,064,146)	(2,622,105)	(1,131,598)	(41,015)	(37,709)
Net Increase (Decrease) – Class Z	(1,600,482)	(6,817,731)	(2,619,931)	5,354,738	3,850,823	12,697,207	835,100	49,140
Net Increase (Decrease) in Shares of Beneficial Interest	(2,142,658)	(5,240,114)	(5,607,439)	30,516,824	10,624,380	30,103,366	2,261,746	1,429,162

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Acorn® Fund

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Increase from regulatory settlements
Class A
Six Months Ended June 30, 2014 (Unaudited)	$35.78	(0.03)	0.88	0.85	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$29.36	(0.06)	8.84	8.78	(0.04)	(2.32)	(2.36)	—
Year Ended December 31, 2012	$26.63	0.08	4.53	4.61	(0.06)	(1.82)	(1.88)	—
Year Ended December 31, 2011	$29.24	(0.10)	(1.30)	(1.40)	(0.02)	(1.19)	(1.21)	—
Year Ended December 31, 2010	$23.98	(0.06)	6.18	6.12	(0.02)	(0.84)	(0.86)	0.00	(d)
Year Ended December 31, 2009	$17.22	(0.02)	6.78	6.76	—	—	—	0.00	(d)
Class B
Six Months Ended June 30, 2014 (Unaudited)	$32.25	(0.13)	0.79	0.66	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$26.80	(0.25)	8.02	7.77	—	(2.32)	(2.32)	—
Year Ended December 31, 2012	$24.53	(0.11)	4.20	4.09	—	(1.82)	(1.82)	—
Year Ended December 31, 2011	$27.14	(0.27)	(1.15)	(1.42)	—	(1.19)	(1.19)	—
Year Ended December 31, 2010	$22.43	(0.21)	5.76	5.55	—	(0.84)	(0.84)	0.00	(d)
Year Ended December 31, 2009	$16.21	(0.14)	6.36	6.22	—	—	—	0.00	(d)
Class C
Six Months Ended June 30, 2014 (Unaudited)	$31.64	(0.13)	0.77	0.64	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$26.34	(0.26)	7.88	7.62	—	(2.32)	(2.32)	—
Year Ended December 31, 2012	$24.18	(0.12)	4.10	3.98	—	(1.82)	(1.82)	—
Year Ended December 31, 2011	$26.85	(0.29)	(1.19)	(1.48)	—	(1.19)	(1.19)	—
Year Ended December 31, 2010	$22.23	(0.24)	5.70	5.46	—	(0.84)	(0.84)	0.00	(d)
Year Ended December 31, 2009	$16.09	(0.17)	6.31	6.14	—	—	—	0.00	(d)
Class I
Six Months Ended June 30, 2014 (Unaudited)	$37.37	0.04	0.92	0.96	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$30.47	0.06	9.20	9.26	(0.04)	(2.32)	(2.36)	—
Year Ended December 31, 2012	$27.57	0.26	4.62	4.88	(0.16)	(1.82)	(1.98)	—
Year Ended December 31, 2011	$30.19	0.01	(1.35)	(1.34)	(0.09)	(1.19)	(1.28)	—
Year Ended December 31, 2010 (e)	$26.80	(0.01)	4.26	4.25	(0.02)	(0.84)	(0.86)	—
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$37.88	0.02	0.94	0.96	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$30.90	0.06	9.29	9.35	(0.05)	(2.32)	(2.37)	—
Year Ended December 31, 2012 (f)	$30.59	0.05	1.84	1.89	(0.12)	(1.46)	(1.58)	—
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$37.89	0.03	0.94	0.97	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$30.88	0.07	9.30	9.37	(0.04)	(2.32)	(2.36)	—
Year Ended December 31, 2012 (g)	$30.59	0.06	1.83	1.89	(0.14)	(1.46)	(1.60)	—
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$37.93	0.04	0.95	0.99	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$30.90	0.09	9.31	9.40	(0.05)	(2.32)	(2.37)	—
Year Ended December 31, 2012 (h)	$30.62	0.09	1.80	1.89	(0.15)	(1.46)	(1.61)	—
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$37.32	0.02	0.93	0.95	—	(0.77)	(0.77)	—
Year Ended December 31, 2013	$30.45	0.04	9.19	9.23	(0.04)	(2.32)	(2.36)	—
Year Ended December 31, 2012	$27.56	0.17	4.69	4.86	(0.15)	(1.82)	(1.97)	—
Year Ended December 31, 2011	$30.19	(0.01)	(1.34)	(1.35)	(0.09)	(1.19)	(1.28)	—
Year Ended December 31, 2010	$24.68	0.02	6.37	6.39	(0.04)	(0.84)	(0.88)	0.00	(d)
Year Ended December 31, 2009	$17.71	0.04	6.98	7.02	(0.05)	—	(0.05)	0.00	(d)
Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(d)  Rounds to zero.

(e)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(f)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(g)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return	Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	$35.86	2.47%	1.07	%(b)	1.07	%(b)	(0.16	)%(b)	9%	$3,642,340
Year Ended December 31, 2013	$35.78	30.53%	1.07%		1.07%		(0.17)%		18%	$3,869,734
Year Ended December 31, 2012	$29.36	17.62%	1.06%		1.06	%(c)	0.27%		16%	$3,233,494
Year Ended December 31, 2011	$26.63	(4.91)%	1.06%		1.06	%(c)	(0.33)%		18%	$3,246,833
Year Ended December 31, 2010	$29.24	25.61%	1.07%		1.07	%(c)	(0.22)%		28%	$3,639,788
Year Ended December 31, 2009	$23.98	39.26%	1.07%		1.07	%(c)	(0.12)%		27%	$2,937,761
Class B
Six Months Ended June 30, 2014 (Unaudited)	$32.14	2.15%	1.73	%(b)	1.73	%(b)	(0.83	)%(b)	9%	$11,716
Year Ended December 31, 2013	$32.25	29.63%	1.73%		1.73%		(0.84)%		18%	$19,278
Year Ended December 31, 2012	$26.80	16.98%	1.65%		1.64	%(c)	(0.42)%		16%	$33,623
Year Ended December 31, 2011	$24.53	(5.34)%	1.67%		1.67	%(c)	(0.98)%		18%	$67,153
Year Ended December 31, 2010	$27.14	24.81%	1.69%		1.69	%(c)	(0.88)%		28%	$287,650
Year Ended December 31, 2009	$22.43	38.37%	1.74%		1.74	%(c)	(0.77)%		27%	$525,072
Class C
Six Months Ended June 30, 2014 (Unaudited)	$31.51	2.13%	1.77	%(b)	1.77	%(b)	(0.86	)%(b)	9%	$907,378
Year Ended December 31, 2013	$31.64	29.58%	1.78%		1.78%		(0.88)%		18%	$938,644
Year Ended December 31, 2012	$26.34	16.77%	1.80%		1.80	%(c)	(0.46)%		16%	$756,709
Year Ended December 31, 2011	$24.18	(5.63)%	1.82%		1.82	%(c)	(1.10)%		18%	$721,446
Year Ended December 31, 2010	$26.85	24.63%	1.85%		1.85	%(c)	(1.00)%		28%	$829,181
Year Ended December 31, 2009	$22.23	38.16%	1.89%		1.89	%(c)	(0.93)%		27%	$736,818
Class I
Six Months Ended June 30, 2014 (Unaudited)	$37.56	2.66%	0.70	%(b)	0.70	%(b)	0.24	%(b)	9%	$29,212
Year Ended December 31, 2013	$37.37	30.99%	0.70%		0.70%		0.16%		18%	$20,383
Year Ended December 31, 2012	$30.47	18.02%	0.72%		0.72	%(c)	0.86%		16%	$58,652
Year Ended December 31, 2011	$27.57	(4.57)%	0.72%		0.72	%(c)	0.02%		18%	$16,397
Year Ended December 31, 2010 (e)	$30.19	15.94%	0.71	%(b)	0.71	%(b)(c)	(0.13	)%(b)	28%	$11,627
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$38.07	2.62%	0.82	%(b)	0.82	%(b)	0.10	%(b)	9%	$108,023
Year Ended December 31, 2013	$37.88	30.85%	0.80%		0.80%		0.16%		18%	$74,188
Year Ended December 31, 2012 (f)	$30.90	6.31%	0.87	%(b)	0.86	%(b)(c)	1.24	%(b)	16%	$17
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$38.09	2.65%	0.75	%(b)	0.75	%(b)	0.16	%(b)	9%	$571,751
Year Ended December 31, 2013	$37.89	30.94%	0.75%		0.75%		0.20%		18%	$496,906
Year Ended December 31, 2012 (g)	$30.88	6.33%	0.82	%(b)	0.81	%(b)(c)	1.29	%(b)	16%	$3
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$38.15	2.70%	0.70	%(b)	0.70	%(b)	0.21	%(b)	9%	$1,177,766
Year Ended December 31, 2013	$37.93	30.99%	0.70%		0.70%		0.26%		18%	$1,227,891
Year Ended December 31, 2012 (h)	$30.90	6.34%	0.75	%(b)	0.75	%(b)(c)	2.21	%(b)	16%	$67,012
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$37.50	2.64%	0.79	%(b)	0.79	%(b)	0.12	%(b)	9%	$13,804,076
Year Ended December 31, 2013	$37.32	30.90%	0.78%		0.78%		0.12%		18%	$14,703,948
Year Ended December 31, 2012	$30.45	17.93%	0.78%		0.78	%(c)	0.57%		16%	$13,374,355
Year Ended December 31, 2011	$27.56	(4.61)%	0.76%		0.76	%(c)	(0.03)%		18%	$12,284,748
Year Ended December 31, 2010	$30.19	26.00%	0.76%		0.76	%(c)	0.09%		28%	$13,330,466
Year Ended December 31, 2009	$24.68	39.65%	0.77%		0.77	%(c)	0.18%		27%	$10,527,500
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn International®

		Income from Investment Operations						Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Reimbursement from affiliate		Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Redemption fees added to paid in capital
Class A
Six Months Ended June 30, 2014 (Unaudited)	$46.63	0.28		2.43	—		2.71	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$40.79	0.45		8.37	—		8.82	(1.05)	(1.93)	(2.98)	—
Year Ended December 31, 2012	$34.15	0.47		6.75	—		7.22	(0.58)	—	(0.58)	—
Year Ended December 31, 2011	$40.87	0.32		(6.02)	0.00	(d)	(5.70)	(1.02)	—	(1.02)	—
Year Ended December 31, 2010	$34.13	0.22		7.21	—		7.43	(0.69)	—	(0.69)	0.00	(d)
Year Ended December 31, 2009	$23.03	0.23		11.27	—		11.50	(0.41)	—	(0.41)	0.00	(d)
Class B
Six Months Ended June 30, 2014 (Unaudited)	$45.24	0.09		2.36	—		2.45	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$39.67	0.12		8.10	—		8.22	(0.72)	(1.93)	(2.65)	—
Year Ended December 31, 2012	$33.17	0.19		6.55	—		6.74	(0.24)	—	(0.24)	—
Year Ended December 31, 2011	$39.96	0.06		(5.85)	0.00	(d)	(5.79)	(1.00)	—	(1.00)	—
Year Ended December 31, 2010	$33.22	0.03		7.02	—		7.05	(0.31)	—	(0.31)	0.00	(d)
Year Ended December 31, 2009	$22.41	0.08		10.92	—		11.00	(0.20)	—	(0.20)	0.00	(d)
Class C
Six Months Ended June 30, 2014 (Unaudited)	$45.04	0.11		2.33	—		2.44	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$39.50	0.10		8.08	—		8.18	(0.71)	(1.93)	(2.64)	—
Year Ended December 31, 2012	$33.03	0.18		6.52	—		6.70	(0.23)	—	(0.23)	—
Year Ended December 31, 2011	$39.79	0.04		(5.86)	0.00	(d)	(5.82)	(0.94)	—	(0.94)	—
Year Ended December 31, 2010	$33.08	(0.05)		7.03	—		6.98	(0.27)	—	(0.27)	0.00	(d)
Year Ended December 31, 2009	$22.30	0.02		10.89	—		10.91	(0.14)	—	(0.14)	0.00	(d)
Class I
Six Months Ended June 30, 2014 (Unaudited)	$46.71	0.39		2.41	—		2.80	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$40.86	0.66		8.34	—		9.00	(1.22)	(1.93)	(3.15)	—
Year Ended December 31, 2012	$34.33	0.57		6.83	—		7.40	(0.87)	—	(0.87)	—
Year Ended December 31, 2011	$40.92	0.37		(5.94)	0.00	(d)	(5.57)	(1.02)	—	(1.02)	—
Year Ended December 31, 2010 (g)	$37.69	0.08		3.49	—		3.57	(0.34)	—	(0.34)	0.00	(d)
Class R
Six Months Ended June 30, 2014 (Unaudited)	$46.60	0.19		2.42	—		2.61	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$40.79	0.26		8.36	—		8.62	(0.88)	(1.93)	(2.81)	—
Year Ended December 31, 2012	$34.11	0.21		6.89	—		7.10	(0.42)	—	(0.42)	—
Year Ended December 31, 2011 (h)	$40.11	(0.00	)(d)	(6.00)	0.00	(d)	(6.00)	—	—	—	—
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$46.99	0.33		2.44	—		2.77	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$41.08	0.34		8.67	—		9.01	(1.17)	(1.93)	(3.10)	—
Year Ended December 31, 2012 (i)	$39.86	(0.00	)(d)	1.81	—		1.81	(0.59)	—	(0.59)	—
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$46.66	0.37		2.42	—		2.79	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$40.81	0.63		8.34	—		8.97	(1.19)	(1.93)	(3.12)	—
Year Ended December 31, 2012	$34.31	0.75		6.62	—		7.37	(0.87)	—	(0.87)	—
Year Ended December 31, 2011 (j)	$40.24	0.09		(6.02)	0.00	(d)	(5.93)	—	—	—	—
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$46.99	0.38		2.44	—		2.82	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$41.08	0.57		8.48	—		9.05	(1.21)	(1.93)	(3.14)	—
Year Ended December 31, 2012 (k)	$39.90	0.04		1.78	—		1.82	(0.64)	—	(0.64)	—
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$46.68	0.35		2.44	—		2.79	(0.01)	(0.51)	(0.52)	—
Year Ended December 31, 2013	$40.84	0.58		8.38	—		8.96	(1.19)	(1.93)	(3.12)	—
Year Ended December 31, 2012	$34.31	0.59		6.78	—		7.37	(0.84)	—	(0.84)	—
Year Ended December 31, 2011	$40.92	0.48		(6.07)	0.00	(d)	(5.59)	(1.02)	—	(1.02)	—
Year Ended December 31, 2010	$34.26	0.35		7.23	—		7.58	(0.92)	—	(0.92)	0.00	(d)
Year Ended December 31, 2009	$23.13	0.34		11.31	—		11.65	(0.53)	—	(0.53)	0.00	(d)
Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(c)  Annualized.

(d)  Rounds to zero.

(e)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(f)  During the year ended December 31, 2011, Columbia Management reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(g)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(h)  Class R shares commenced operations on August 2, 2011. Per share data and total return reflect activity from that date.

(i)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(j)  Class R5 shares commenced operations on August 2, 2011. Per share data and total return reflect activity from that date.

(k)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

						Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Increase from regulatory settlements		Net Asset Value, End of Period	Total Return		Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	—		$48.82	5.84	%(b)	1.26	%(c)	1.22	%(c)	1.21	%(c)	16%	$1,145,719
Year Ended December 31, 2013	—		$46.63	22.00	%(b)	1.27%		1.23%		1.02%		45%	$1,089,263
Year Ended December 31, 2012	0.00	(d)	$40.79	21.21	%(b)	1.28%		1.24	%(e)	1.22%		33%	$1,007,236
Year Ended December 31, 2011	0.00	(d)	$34.15	(14.37	)%(b)(f)	1.32%		1.30	%(e)	0.84%		32%	$918,112
Year Ended December 31, 2010	0.00	(d)	$40.87	22.23%		1.35%		1.35	%(e)	0.62%		25%	$810,603
Year Ended December 31, 2009	0.01		$34.13	50.40%		1.36%		1.36	%(e)	0.85%		31%	$578,599
Class B
Six Months Ended June 30, 2014 (Unaudited)	—		$47.17	5.45	%(b)	1.99	%(c)	1.96	%(c)	0.40	%(c)	16%	$9,848
Year Ended December 31, 2013	—		$45.24	21.08	%(b)	2.00%		1.97%		0.27%		45%	$13,218
Year Ended December 31, 2012	0.00	(d)	$39.67	20.33	%(b)	2.00%		1.97	%(e)	0.51%		33%	$17,910
Year Ended December 31, 2011	0.00	(d)	$33.17	(14.92	)%(b)(f)	1.98%		1.96	%(e)	0.15%		32%	$24,510
Year Ended December 31, 2010	0.00	(d)	$39.96	21.49%		1.96%		1.96	%(e)	0.08%		25%	$29,368
Year Ended December 31, 2009	0.01		$33.22	49.36%		2.03%		2.03	%(e)	0.29%		31%	$38,835
Class C
Six Months Ended June 30, 2014 (Unaudited)	—		$46.96	5.45	%(b)	1.98	%(c)	1.96	%(c)	0.47	%(c)	16%	$119,570
Year Ended December 31, 2013	—		$45.04	21.07	%(b)	2.01%		1.99%		0.23%		45%	$110,875
Year Ended December 31, 2012	0.00	(d)	$39.50	20.31	%(b)	2.02%		2.00	%(e)	0.48%		33%	$92,748
Year Ended December 31, 2011	0.00	(d)	$33.03	(15.02	)%(b)(f)	2.07%		2.06	%(e)	0.10%		32%	$97,328
Year Ended December 31, 2010	0.00	(d)	$39.79	21.34%		2.11%		2.11	%(e)	(0.13)%		25%	$110,931
Year Ended December 31, 2009	0.01		$33.08	49.12%		2.17%		2.17	%(e)	0.07%		31%	$85,625
Class I
Six Months Ended June 30, 2014 (Unaudited)	—		$48.99	6.02%		0.85	%(c)	0.85	%(c)	1.65	%(c)	16%	$41,071
Year Ended December 31, 2013	—		$46.71	22.43%		0.85%		0.85%		1.49%		45%	$29,418
Year Ended December 31, 2012	0.00	(d)	$40.86	21.69%		0.88%		0.88	%(e)	1.48%		33%	$97,484
Year Ended December 31, 2011	0.00	(d)	$34.33	(14.02	)%(f)	0.91%		0.91	%(e)	0.99%		32%	$50,335
Year Ended December 31, 2010 (g)	—		$40.92	9.50%		0.94	%(c)	0.94	%(c)(e)	0.77	%(c)	25%	$66,581
Class R
Six Months Ended June 30, 2014 (Unaudited)	—		$48.69	5.63%		1.63	%(c)	1.63	%(c)	0.83	%(c)	16%	$7,475
Year Ended December 31, 2013	—		$46.60	21.50%		1.63%		1.63%		0.58%		45%	$5,822
Year Ended December 31, 2012	0.00	(d)	$40.79	20.83%		1.52%		1.51	%(e)	0.54%		33%	$2,799
Year Ended December 31, 2011 (h)	0.00	(d)	$34.11	(14.96)%		1.59	%(c)	1.59	%(c)(e)	(0.02	)%(c)	32%	$2,130
Class R4
Six Months Ended June 30, 2014 (Unaudited)	—		$49.24	5.92%		1.03	%(c)	1.03	%(c)	1.41	%(c)	16%	$417,160
Year Ended December 31, 2013	—		$46.99	22.32%		1.03%		1.03%		0.73%		45%	$355,616
Year Ended December 31, 2012 (i)	—		$41.08	4.57%		1.03	%(c)	1.02	%(c)(e)	(0.02	)%(c)	33%	$15
Class R5
Six Months Ended June 30, 2014 (Unaudited)	—		$48.93	6.01%		0.90	%(c)	0.90	%(c)	1.60	%(c)	16%	$382,175
Year Ended December 31, 2013	—		$46.66	22.38%		0.91%		0.91%		1.40%		45%	$274,415
Year Ended December 31, 2012	0.00	(d)	$40.81	21.61%		0.89%		0.89	%(e)	1.99%		33%	$242
Year Ended December 31, 2011 (j)	0.00	(d)	$34.31	(14.74)%		0.91	%(c)	0.91	%(c)(e)	0.65	%(c)	32%	$2,038
Class Y
Six Months Ended June 30, 2014 (Unaudited)	—		$49.29	6.03%		0.85	%(c)	0.85	%(c)	1.62	%(c)	16%	$211,826
Year Ended December 31, 2013	—		$46.99	22.44%		0.86%		0.86%		1.26%		45%	$155,140
Year Ended December 31, 2012 (k)	—		$41.08	4.59%		0.91	%(c)	0.90	%(c)(e)	0.75	%(c)	33%	$30,856
Class Z
Six Months Ended June 30, 2014 (Unaudited)	—		$48.95	6.01%		0.92	%(c)	0.92	%(c)	1.51	%(c)	16%	$6,509,435
Year Ended December 31, 2013	—		$46.68	22.33%		0.93%		0.93%		1.30%		45%	$6,293,552
Year Ended December 31, 2012	0.00	(d)	$40.84	21.60%		0.93%		0.93	%(e)	1.53%		33%	$5,494,506
Year Ended December 31, 2011	0.00	(d)	$34.31	(14.06	)%(f)	0.95%		0.95	%(e)	1.24%		32%	$4,322,500
Year Ended December 31, 2010	0.00	(d)	$40.92	22.70%		0.97%		0.97	%(e)	0.99%		25%	$5,107,580
Year Ended December 31, 2009	0.01		$34.26	50.97%		0.99%		0.99	%(e)	1.23%		31%	$3,727,679
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn USA®

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Increase from regulatory settlements
Class A
Six Months Ended June 30, 2014 (Unaudited)	$34.15	(0.10)	0.95	0.85	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$28.21	(0.15)	9.09	8.94	—	(3.00)	(3.00)	—
Year Ended December 31, 2012	$25.94	0.02	4.73	4.75	(0.11)	(2.37)	(2.48)	—
Year Ended December 31, 2011	$27.54	(0.22)	(1.21)	(1.43)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$22.43	(0.15)	5.26	5.11	—	—	—	—
Year Ended December 31, 2009	$15.90	(0.11)	6.64	6.53	—	—	—	0.00	(e)
Class B
Six Months Ended June 30, 2014 (Unaudited)	$30.70	(0.23)	0.85	0.62	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$25.81	(0.39)	8.28	7.89	—	(3.00)	(3.00)	—
Year Ended December 31, 2012	$23.98	(0.19)	4.39	4.20	—	(2.37)	(2.37)	—
Year Ended December 31, 2011	$25.60	(0.37)	(1.08)	(1.45)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$20.99	(0.30)	4.91	4.61	—	—	—	—
Year Ended December 31, 2009	$14.98	(0.22)	6.23	6.01	—	—	—	0.00	(e)
Class C
Six Months Ended June 30, 2014 (Unaudited)	$30.33	(0.19)	0.84	0.65	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$25.49	(0.33)	8.17	7.84	—	(3.00)	(3.00)	—
Year Ended December 31, 2012	$23.72	(0.16)	4.30	4.14	—	(2.37)	(2.37)	—
Year Ended December 31, 2011	$25.39	(0.39)	(1.11)	(1.50)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$20.84	(0.31)	4.86	4.55	—	—	—	—
Year Ended December 31, 2009	$14.89	(0.24)	6.19	5.95	—	—	—	0.00	(e)
Class I
Six Months Ended June 30, 2014 (Unaudited)	$35.99	(0.03)	1.01	0.98	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$29.47	(0.02)	9.54	9.52	—	(3.00)	(3.00)	—
Year Ended December 31, 2012	$27.00	(0.10)	5.16	5.06	(0.22)	(2.37)	(2.59)	—
Year Ended December 31, 2011	$28.56	(0.14)	(1.25)	(1.39)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010 (f)	$24.24	(0.03)	4.35	4.32	—	—	—	—
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$36.55	(0.06)	1.02	0.96	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$29.92	0.00 (e)	9.63	9.63	—	(3.00)	(3.00)	—
Year Ended December 31, 2012 (g)	$30.06	0.06	2.28	2.34	(0.16)	(2.32)	(2.48)	—
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$36.53	(0.03)	1.01	0.98	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$29.90	0.02	9.61	9.63	—	(3.00)	(3.00)	—
Year Ended December 31, 2012 (h)	$30.06	0.07	2.27	2.34	(0.18)	(2.32)	(2.50)	—
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$36.59	(0.05)	1.04	0.99	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$29.93	0.02	9.64	9.66	—	(3.00)	(3.00)	—
Year Ended December 31, 2012 (i)	$30.10	0.07	2.27	2.34	(0.19)	(2.32)	(2.51)	—
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$35.90	(0.06)	1.00	0.94	—	(0.48)	(0.48)	—
Year Ended December 31, 2013	$29.45	(0.07)	9.52	9.45	—	(3.00)	(3.00)	—
Year Ended December 31, 2012	$26.98	0.11	4.92	5.03	(0.19)	(2.37)	(2.56)	—
Year Ended December 31, 2011	$28.56	(0.14)	(1.27)	(1.41)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$23.19	(0.08)	5.45	5.37	—	—	—	—
Year Ended December 31, 2009	$16.39	(0.07)	6.87	6.80	—	—	—	0.00	(e)
Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Rounds to zero.

(f)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(g)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(i)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return	Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	$34.52	2.57%	1.33	%(b)	1.33	%(b)	(0.61	)%(b)	7%	$192,045
Year Ended December 31, 2013	$34.15	32.34%	1.32%		1.32%		(0.46)%		17%	$201,559
Year Ended December 31, 2012	$28.21	18.67%	1.32	%(c)	1.32	%(c)(d)	0.08%		14%	$152,164
Year Ended December 31, 2011	$25.94	(5.21)%	1.30%		1.30	%(d)	(0.78)%		20%	$167,038
Year Ended December 31, 2010	$27.54	22.78%	1.30%		1.30	%(d)	(0.64)%		32%	$214,097
Year Ended December 31, 2009	$22.43	41.07%	1.32%		1.32	%(d)	(0.64)%		28%	$178,605
Class B
Six Months Ended June 30, 2014 (Unaudited)	$30.84	2.11%	2.21	%(b)	2.21	%(b)	(1.51	)%(b)	7%	$348
Year Ended December 31, 2013	$30.70	31.28%	2.15%		2.15%		(1.33)%		17%	$567
Year Ended December 31, 2012	$25.81	17.87%	1.99	%(c)	1.99	%(c)(d)	(0.71)%		14%	$1,056
Year Ended December 31, 2011	$23.98	(5.68)%	1.92%		1.92	%(d)	(1.42)%		20%	$2,253
Year Ended December 31, 2010	$25.60	21.96%	1.98%		1.98	%(d)	(1.37)%		32%	$9,222
Year Ended December 31, 2009	$20.99	40.12%	2.02%		2.02	%(d)	(1.33)%		28%	$20,903
Class C
Six Months Ended June 30, 2014 (Unaudited)	$30.50	2.23%	1.99	%(b)	1.99	%(b)	(1.27	)%(b)	7%	$39,463
Year Ended December 31, 2013	$30.33	31.47%	2.00%		2.00%		(1.14)%		17%	$40,395
Year Ended December 31, 2012	$25.49	17.82%	2.05	%(c)	2.05	%(c)(d)	(0.61)%		14%	$31,410
Year Ended December 31, 2011	$23.72	(5.92)%	2.05%		2.05	%(d)	(1.53)%		20%	$30,584
Year Ended December 31, 2010	$25.39	21.83%	2.08%		2.08	%(d)	(1.41)%		32%	$36,101
Year Ended December 31, 2009	$20.84	39.96%	2.13%		2.13	%(d)	(1.45)%		28%	$32,508
Class I
Six Months Ended June 30, 2014 (Unaudited)	$36.49	2.80%	0.88	%(b)	0.88	%(b)	(0.17	)%(b)	7%	$3
Year Ended December 31, 2013	$35.99	32.93%	0.90%		0.90%		(0.04)%		17%	$4
Year Ended December 31, 2012	$29.47	19.10%	0.96%		0.96	%(d)	(0.33)%		14%	$3
Year Ended December 31, 2011	$27.00	(4.88)%	0.94%		0.94	%(d)	(0.47)%		20%	$2,635
Year Ended December 31, 2010 (f)	$28.56	17.82%	0.94	%(b)	0.94	%(b)(d)	(0.35	)%(b)	32%	$28,993
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$37.03	2.70%	1.06	%(b)	1.06	%(b)	(0.33	)%(b)	7%	$7,544
Year Ended December 31, 2013	$36.55	32.80%	1.00%		1.00%		0.01%		17%	$6,441
Year Ended December 31, 2012 (g)	$29.92	8.06%	1.14	%(b)(c)	1.14	%(b)(c)(d)	1.51	%(b)	14%	$15
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$37.03	2.76%	0.99	%(b)	0.99	%(b)	(0.18	)%(b)	7%	$30,982
Year Ended December 31, 2013	$36.53	32.83%	0.97%		0.97%		0.06%		17%	$6,068
Year Ended December 31, 2012 (h)	$29.90	8.06%	1.12	%(b)	1.12	%(b)(d)	1.53	%(b)	14%	$2
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$37.10	2.78%	0.92	%(b)	0.92	%(b)	(0.25	)%(b)	7%	$32,272
Year Ended December 31, 2013	$36.59	32.89%	0.93%		0.93%		0.07%		17%	$48,479
Year Ended December 31, 2012 (i)	$29.93	8.07%	1.04	%(b)	1.04	%(b)(d)	1.62	%(b)	14%	$2
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$36.36	2.69%	1.07	%(b)	1.07	%(b)	(0.36	)%(b)	7%	$1,357,659
Year Ended December 31, 2013	$35.90	32.72%	1.06%		1.06%		(0.20)%		17%	$1,496,775
Year Ended December 31, 2012	$29.45	18.98%	1.07	%(c)	1.07	%(c)(d)	0.36%		14%	$1,415,442
Year Ended December 31, 2011	$26.98	(4.95)%	1.00%		1.00	%(d)	(0.48)%		20%	$1,355,934
Year Ended December 31, 2010	$28.56	23.16%	1.01%		1.01	%(d)	(0.34)%		32%	$1,410,133
Year Ended December 31, 2009	$23.19	41.49%	1.03%		1.03	%(d)	(0.36)%		28%	$1,157,593
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn International SelectSM

		Income from Investment Operations				Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Redemption fees added to paid in capital
Class A
Six Months Ended June 30, 2014 (Unaudited)	$26.91	0.16	2.41		2.57	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$25.61	0.29	3.29		3.58	(0.37)	(1.91)	(2.28)	—
Year Ended December 31, 2012	$24.26	0.39	4.92		5.31	(1.75)	(2.21)	(3.96)	—
Year Ended December 31, 2011	$28.01	0.18	(2.95)		(2.77)	(0.59)	(0.39)	(0.98)	—
Year Ended December 31, 2010	$23.39	0.08	4.84		4.92	(0.30)	—	(0.30)	0.00	(f)
Year Ended December 31, 2009	$17.99	0.10	5.43		5.53	(0.15)	—	(0.15)	0.00	(f)
Class B
Six Months Ended June 30, 2014 (Unaudited)	$25.53	0.06	2.29		2.35	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$24.40	0.11	3.12		3.23	(0.19)	(1.91)	(2.10)	—
Year Ended December 31, 2012	$23.27	0.23	4.69		4.92	(1.58)	(2.21)	(3.79)	—
Year Ended December 31, 2011	$26.72	0.01	(2.82)		(2.81)	(0.25)	(0.39)	(0.64)	—
Year Ended December 31, 2010	$22.34	(0.06)	4.62		4.56	(0.18)	—	(0.18)	0.00	(f)
Year Ended December 31, 2009	$17.16	(0.01)	5.17		5.16	—	—	—	0.00	(f)
Class C
Six Months Ended June 30, 2014 (Unaudited)	$25.39	0.05	2.27		2.32	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$24.28	0.08	3.10		3.18	(0.16)	(1.91)	(2.07)	—
Year Ended December 31, 2012	$23.17	0.18	4.67		4.85	(1.53)	(2.21)	(3.74)	—
Year Ended December 31, 2011	$26.58	(0.04)	(2.81)		(2.85)	(0.17)	(0.39)	(0.56)	—
Year Ended December 31, 2010	$22.21	(0.10)	4.60		4.50	(0.13)	—	(0.13)	0.00	(f)
Year Ended December 31, 2009	$17.08	(0.06)	5.17		5.11	—	—	—	0.00	(f)
Class I
Six Months Ended June 30, 2014 (Unaudited)	$27.19	0.21	2.45		2.66	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$25.85	0.39	3.32		3.71	(0.46)	(1.91)	(2.37)	—
Year Ended December 31, 2012	$24.45	0.51	4.94		5.45	(1.84)	(2.21)	(4.05)	—
Year Ended December 31, 2011	$28.33	0.31	(2.97)		(2.66)	(0.83)	(0.39)	(1.22)	—
Year Ended December 31, 2010 (h)	$26.11	0.03	2.19		2.22	—	—	—	—
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$27.36	0.21	2.44		2.65	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$25.99	0.29	3.42		3.71	(0.43)	(1.91)	(2.34)	—
Year Ended December 31, 2012 (i)	$29.98	(0.02)	(0.09	)(j)	(0.11)	(1.79)	(2.09)	(3.88)	—
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$27.34	0.22	2.44		2.66	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$25.98	0.38	3.35		3.73	(0.46)	(1.91)	(2.37)	—
Year Ended December 31, 2012 (k)	$29.98	(0.02)	(0.09	)(j)	(0.11)	(1.80)	(2.09)	(3.89)	—
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$27.33	0.22	2.45		2.67	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$25.98	0.11	3.62		3.73	(0.47)	(1.91)	(2.38)	—
Year Ended December 31, 2012 (l)	$29.99	(0.02)	(0.09	)(j)	(0.11)	(1.81)	(2.09)	(3.90)	—
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$27.20	0.21	2.43		2.64	—	(0.11)	(0.11)	—
Year Ended December 31, 2013	$25.86	0.37	3.33		3.70	(0.45)	(1.91)	(2.36)	—
Year Ended December 31, 2012	$24.46	0.49	4.95		5.44	(1.83)	(2.21)	(4.04)	—
Year Ended December 31, 2011	$28.33	0.29	(2.98)		(2.69)	(0.79)	(0.39)	(1.18)	—
Year Ended December 31, 2010	$23.64	0.18	4.89		5.07	(0.38)	—	(0.38)	0.00	(f)
Year Ended December 31, 2009	$18.19	0.17	5.50		5.67	(0.24)	—	(0.24)	0.00	(f)
Notes to Financial Highlights

(a)  Annualized.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(e)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(f)  Rounds to zero.

(g)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(h)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(i)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(j)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(k)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(l)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

						Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Increase from regulatory settlements		Net Asset Value, End of Period	Total Return		Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	—		$29.37	9.57%		1.46	%(a)(b)	1.46	%(a)(b)	1.18	%(a)	30%	$76,505
Year Ended December 31, 2013	—		$26.91	14.42%		1.47	%(b)	1.47	%(b)	1.08%		72%	$73,911
Year Ended December 31, 2012	—		$25.61	22.05%		1.49	%(b)(c)	1.49	%(b)(c)(d)	1.43%		63%	$74,167
Year Ended December 31, 2011	—		$24.26	(10.11)%		1.51	%(b)	1.51	%(b)(e)	0.66%		44%	$56,350
Year Ended December 31, 2010	0.00	(f)	$28.01	21.41%		1.56	%(b)	1.56	%(b)(e)	0.33%		42%	$71,668
Year Ended December 31, 2009	0.02		$23.39	31.01%		1.56%		1.56	%(e)	0.53%		56%	$64,664
Class B
Six Months Ended June 30, 2014 (Unaudited)	—		$27.77	9.23%		2.10	%(a)(b)	2.10	%(a)(b)	0.49	%(a)	30%	$632
Year Ended December 31, 2013	—		$25.53	13.67%		2.14	%(b)	2.14	%(b)	0.43%		72%	$873
Year Ended December 31, 2012	—		$24.40	21.29%		2.11	%(b)(c)	2.10	%(b)(c)(d)	0.87%		63%	$1,250
Year Ended December 31, 2011	—		$23.27	(10.64)%		2.14	%(b)	2.14	%(b)(e)	0.04%		44%	$1,774
Year Ended December 31, 2010	0.00	(f)	$26.72	20.63	%(g)	2.24	%(b)	2.20	%(b)(e)	(0.27)%		42%	$3,030
Year Ended December 31, 2009	0.02		$22.34	30.19	%(g)	2.32%		2.20	%(e)	(0.05)%		56%	$3,887
Class C
Six Months Ended June 30, 2014 (Unaudited)	—		$27.60	9.16%		2.23	%(a)(b)	2.23	%(a)(b)	0.41	%(a)	30%	$10,708
Year Ended December 31, 2013	—		$25.39	13.52%		2.26	%(b)	2.26	%(b)	0.32%		72%	$10,311
Year Ended December 31, 2012	—		$24.28	21.10%		2.28	%(b)(c)	2.27	%(b)(c)(d)	0.67%		63%	$9,786
Year Ended December 31, 2011	—		$23.17	(10.81)%		2.31	%(b)	2.31	%(b)(e)	(0.14)%		44%	$8,704
Year Ended December 31, 2010	0.00	(f)	$26.58	20.45%		2.36	%(b)	2.36	%(b)(e)	(0.45)%		42%	$11,885
Year Ended December 31, 2009	0.02		$22.21	30.04%		2.42%		2.42	%(e)	(0.30)%		56%	$11,096
Class I
Six Months Ended June 30, 2014 (Unaudited)	—		$29.74	9.80%		1.10	%(a)(b)	1.10	%(a)(b)	1.54	%(a)	30%	$3
Year Ended December 31, 2013	—		$27.19	14.82%		1.13	%(b)	1.13	%(b)	1.43%		72%	$3
Year Ended December 31, 2012	—		$25.85	22.48%		1.15	%(b)	1.14	%(b)(d)	1.84%		63%	$2
Year Ended December 31, 2011	—		$24.45	(9.68)%		1.04	%(b)	1.04	%(b)(e)	1.12%		44%	$2
Year Ended December 31, 2010 (h)	—		$28.33	8.50%		1.14	%(a)(b)	1.14	%(a)(b)(e)	0.44	%(a)	42%	$3
Class R4
Six Months Ended June 30, 2014 (Unaudited)	—		$29.90	9.71%		1.22	%(a)(b)	1.22	%(a)(b)	1.49	%(a)	30%	$902
Year Ended December 31, 2013	—		$27.36	14.72%		1.24	%(b)	1.24	%(b)	1.06%		72%	$417
Year Ended December 31, 2012 (i)	—		$25.99	(0.27)%		1.30	%(a)(b)(c)	1.30	%(a)(b)(c)(d)	(0.55	)%(a)	63%	$13
Class R5
Six Months Ended June 30, 2014 (Unaudited)	—		$29.89	9.75%		1.14	%(a)(b)	1.14	%(a)(b)	1.58	%(a)	30%	$1,703
Year Ended December 31, 2013	—		$27.34	14.80	%(g)	1.15	%(b)	1.15	%(b)	1.40%		72%	$956
Year Ended December 31, 2012 (k)	—		$25.98	(0.27)%		1.29	%(a)(b)	1.28	%(a)(b)(d)	(0.55	)%(a)	63%	$2
Class Y
Six Months Ended June 30, 2014 (Unaudited)	—		$29.89	9.79%		1.09	%(a)(b)	1.09	%(a)(b)	1.56	%(a)	30%	$15,492
Year Ended December 31, 2013	—		$27.33	14.82%		1.09	%(b)	1.09	%(b)	0.40%		72%	$13,318
Year Ended December 31, 2012 (l)	—		$25.98	(0.25)%		1.21	%(a)(b)	1.20	%(a)(b)(d)	(0.48	)%(a)	63%	$2
Class Z
Six Months Ended June 30, 2014 (Unaudited)	—		$29.73	9.73%		1.17	%(a)(b)	1.17	%(a)(b)	1.48	%(a)	30%	$249,249
Year Ended December 31, 2013	—		$27.20	14.75%		1.19	%(b)	1.19	%(b)	1.37%		72%	$256,100
Year Ended December 31, 2012	—		$25.86	22.42%		1.20	%(b)(c)	1.19	%(b)(c)(d)	1.77%		63%	$295,231
Year Ended December 31, 2011	—		$24.46	(9.76)%		1.14	%(b)	1.14	%(b)(e)	1.03%		44%	$259,553
Year Ended December 31, 2010	0.00	(f)	$28.33	21.89%		1.16	%(b)	1.16	%(b)(e)	0.75%		42%	$366,081
Year Ended December 31, 2009	0.02		$23.64	31.52%		1.20%		1.20	%(e)	0.84%		56%	$331,027
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn SelectSM

		Income from Investment Operations						Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Reimbursement from affiliate		Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders
Class A
Six Months Ended June 30, 2014 (Unaudited)	$25.57	(0.07)		0.36	—		0.29	—	(1.30)	(1.30)
Year Ended December 31, 2013	$24.72	(0.15)		7.92	—		7.77	(0.07)	(6.85)	(6.92)
Year Ended December 31, 2012	$22.95	0.03		3.78	—		3.81	—	(2.04)	(2.04)
Year Ended December 31, 2011	$27.94	(0.15)		(4.46)	—		(4.61)	(0.38)	—	(0.38)
Year Ended December 31, 2010	$22.81	(0.18)		5.31	—		5.13	—	—	—
Year Ended December 31, 2009	$13.77	(0.14)		9.18	—		9.04	—	—	—
Class B
Six Months Ended June 30, 2014 (Unaudited)	$22.81	(0.15)		0.32	—		0.17	—	(1.30)	(1.30)
Year Ended December 31, 2013	$22.75	(0.33)		7.24	—		6.91	—	(6.85)	(6.85)
Year Ended December 31, 2012	$21.40	(0.15)		3.54	—		3.39	—	(2.04)	(2.04)
Year Ended December 31, 2011	$26.06	(0.30)		(4.13)	—		(4.43)	(0.23)	—	(0.23)
Year Ended December 31, 2010	$21.41	(0.31)		4.96	—		4.65	—	—	—
Year Ended December 31, 2009	$13.02	(0.24)		8.63	—		8.39	—	—	—
Class C
Six Months Ended June 30, 2014 (Unaudited)	$22.46	(0.14)		0.31	—		0.17	—	(1.30)	(1.30)
Year Ended December 31, 2013	$22.48	(0.32)		7.15	—		6.83	—	(6.85)	(6.85)
Year Ended December 31, 2012	$21.20	(0.14)		3.46	—		3.32	—	(2.04)	(2.04)
Year Ended December 31, 2011	$25.83	(0.32)		(4.12)	—		(4.44)	(0.19)	—	(0.19)
Year Ended December 31, 2010	$21.25	(0.34)		4.92	—		4.58	—	—	—
Year Ended December 31, 2009	$12.94	(0.26)		8.57	—		8.31	—	—	—
Class I
Six Months Ended June 30, 2014 (Unaudited)	$26.81	(0.02)		0.37	—		0.35	—	(1.30)	(1.30)
Year Ended December 31, 2013	$25.63	(0.06)		8.25	—		8.19	(0.16)	(6.85)	(7.01)
Year Ended December 31, 2012	$23.65	0.23		3.79	—		4.02	—	(2.04)	(2.04)
Year Ended December 31, 2011	$28.74	(0.03)		(4.59)	—		(4.62)	(0.47)	—	(0.47)
Year Ended December 31, 2010 (f)	$24.74	0.01		3.99	—		4.00	—	—	—
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$27.20	(0.04)		0.38	—		0.34	—	(1.30)	(1.30)
Year Ended December 31, 2013	$25.92	(0.06)		8.32	—		8.26	(0.13)	(6.85)	(6.98)
Year Ended December 31, 2012 (g)	$25.91	(0.00	)(h)	1.52	—		1.52	—	(1.51)	(1.51)
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$27.20	(0.03)		0.38	—		0.35	—	(1.30)	(1.30)
Year Ended December 31, 2013	$25.93	(0.04)		8.31	—		8.27	(0.15)	(6.85)	(7.00)
Year Ended December 31, 2012 (i)	$25.91	(0.00	)(h)	1.53	—		1.53	—	(1.51)	(1.51)
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$27.27	(0.02)		0.38	—		0.36	—	(1.30)	(1.30)
Year Ended December 31, 2013	$25.98	(0.03)		8.34	—		8.31	(0.17)	(6.85)	(7.02)
Year Ended December 31, 2012 (j)	$25.96	0.01		1.52	—		1.53	—	(1.51)	(1.51)
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$26.72	(0.04)		0.38	—		0.34	—	(1.30)	(1.30)
Year Ended December 31, 2013	$25.57	(0.07)		8.21	—		8.14	(0.14)	(6.85)	(6.99)
Year Ended December 31, 2012	$23.62	0.11		3.88	—		3.99	—	(2.04)	(2.04)
Year Ended December 31, 2011	$28.73	(0.07)		(4.58)	0.00	(h)	(4.65)	(0.46)	—	(0.46)
Year Ended December 31, 2010	$23.38	(0.10)		5.45	—		5.35	—	—	—
Year Ended December 31, 2009	$14.07	(0.08)		9.39	—		9.31	—	—	—
Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(f)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(g)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Rounds to zero.

(i)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(j)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(k)  During the year ended December 31, 2011, the Fund received a reimbursement from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

See accompanying notes to financial statements.

				Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return		Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	$24.56	1.22%		1.32	%(b)	1.32	%(b)	(0.54	)%(b)	11%	$305,103
Year Ended December 31, 2013	$25.57	33.77%		1.31	%(c)	1.31	%(c)	(0.54)%		20%	$333,193
Year Ended December 31, 2012	$24.72	16.87%		1.31	%(c)	1.31	%(c)(d)	0.13%		15%	$271,628
Year Ended December 31, 2011	$22.95	(16.65)%		1.28%		1.28	%(d)	(0.57)%		21%	$340,325
Year Ended December 31, 2010	$27.94	22.49%		1.28%		1.28	%(d)	(0.73)%		28%	$555,263
Year Ended December 31, 2009	$22.81	65.65%		1.30%		1.30	%(d)	(0.78)%		19%	$522,443
Class B
Six Months Ended June 30, 2014 (Unaudited)	$21.68	0.84	%(e)	2.10	%(b)	2.09	%(b)	(1.35	)%(b)	11%	$1,720
Year Ended December 31, 2013	$22.81	32.81	%(e)	2.05	%(c)	2.03	%(c)	(1.32)%		20%	$2,938
Year Ended December 31, 2012	$22.75	16.11%		1.91	%(c)	1.90	%(c)(d)	(0.62)%		15%	$9,938
Year Ended December 31, 2011	$21.40	(17.11)%		1.88%		1.88	%(d)	(1.21)%		21%	$26,126
Year Ended December 31, 2010	$26.06	21.72%		1.92%		1.92	%(d)	(1.39)%		28%	$72,203
Year Ended December 31, 2009	$21.41	64.44%		2.01%		2.01	%(d)	(1.49)%		19%	$88,004
Class C
Six Months Ended June 30, 2014 (Unaudited)	$21.33	0.85%		2.04	%(b)	2.04	%(b)	(1.26	)%(b)	11%	$56,403
Year Ended December 31, 2013	$22.46	32.85%		2.04	%(c)	2.04	%(c)	(1.28)%		20%	$61,537
Year Ended December 31, 2012	$22.48	15.93%		2.07	%(c)	2.06	%(c)(d)	(0.59)%		15%	$57,309
Year Ended December 31, 2011	$21.20	(17.27)%		2.05%		2.05	%(d)	(1.34)%		21%	$62,887
Year Ended December 31, 2010	$25.83	21.55%		2.07%		2.07	%(d)	(1.52)%		28%	$98,445
Year Ended December 31, 2009	$21.25	64.22%		2.14%		2.14	%(d)	(1.62)%		19%	$93,121
Class I
Six Months Ended June 30, 2014 (Unaudited)	$25.86	1.38%		0.94	%(b)	0.94	%(b)	(0.12	)%(b)	11%	$19,408
Year Ended December 31, 2013	$26.81	34.31%		0.94	%(c)	0.94	%(c)	(0.21)%		20%	$13,660
Year Ended December 31, 2012	$25.63	17.26%		0.96	%(c)	0.95	%(c)(d)	0.89%		15%	$39,054
Year Ended December 31, 2011	$23.65	(16.25)%		0.92%		0.92	%(d)	(0.12)%		21%	$10,944
Year Ended December 31, 2010 (f)	$28.74	16.17%		0.91	%(b)	0.91	%(b)(d)	0.18	%(b)	28%	$7,832
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$26.24	1.33%		1.14	%(b)	1.14	%(b)	(0.34	)%(b)	11%	$1,559
Year Ended December 31, 2013	$27.20	34.16%		1.02	%(c)	1.02	%(c)	(0.20)%		20%	$1,383
Year Ended December 31, 2012 (g)	$25.92	5.92%		1.07	%(b)	1.06	%(b)(d)	0.02	%(b)	15%	$15
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$26.25	1.37%		1.00	%(b)	1.00	%(b)	(0.22	)%(b)	11%	$11,081
Year Ended December 31, 2013	$27.20	34.21%		0.97	%(c)	0.97	%(c)	(0.13)%		20%	$11,996
Year Ended December 31, 2012 (i)	$25.93	5.96%		0.99	%(b)	0.99	%(b)(d)	0.08	%(b)	15%	$3
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$26.33	1.40%		0.95	%(b)	0.95	%(b)	(0.18	)%(b)	11%	$4,160
Year Ended December 31, 2013	$27.27	34.30%		0.93	%(c)	0.93	%(c)	(0.09)%		20%	$4,847
Year Ended December 31, 2012 (j)	$25.98	5.94%		0.92	%(b)	0.92	%(b)(d)	0.15	%(b)	15%	$3
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$25.76	1.35%		1.04	%(b)	1.04	%(b)	(0.27	)%(b)	11%	$375,241
Year Ended December 31, 2013	$26.72	34.16%		1.02	%(c)	1.02	%(c)	(0.26)%		20%	$431,990
Year Ended December 31, 2012	$25.57	17.15%		1.03	%(c)	1.03	%(c)(d)	0.40%		15%	$587,678
Year Ended December 31, 2011	$23.62	(16.37	)%(k)	0.97%		0.97	%(d)	(0.28)%		21%	$850,338
Year Ended December 31, 2010	$28.73	22.88%		0.97%		0.97	%(d)	(0.41)%		28%	$1,549,112
Year Ended December 31, 2009	$23.38	66.17%		0.99%		0.99	%(d)	(0.47)%		19%	$1,241,277
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Thermostat FundSM

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income	Net realized and unrealized gain	Total from investment operations	Net investment income		Net realized gains	Total Distributions to Shareholders
Class A
Six Months Ended June 30, 2014 (Unaudited)	$14.58	0.14	0.43	0.57	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.29	0.29	1.00	1.29	(0.25)		(0.75)	(1.00)
Year Ended December 31, 2012	$12.82	0.32	1.39	1.71	(0.24)		—	(0.24)
Year Ended December 31, 2011	$12.58	0.28	0.30	0.58	(0.34)		—	(0.34)
Year Ended December 31, 2010	$10.90	0.19	1.67	1.86	(0.18)		—	(0.18)
Year Ended December 31, 2009	$8.26	0.11	2.53	2.64	(0.00	)(e)	—	(0.00	)(e)
Class B
Six Months Ended June 30, 2014 (Unaudited)	$14.68	0.11	0.43	0.54	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.39	0.19	1.03	1.22	(0.18)		(0.75)	(0.93)
Year Ended December 31, 2012	$12.91	0.20	1.45	1.65	(0.17)		—	(0.17)
Year Ended December 31, 2011	$12.64	0.15	0.38	0.53	(0.26)		—	(0.26)
Year Ended December 31, 2010	$10.93	0.13	1.67	1.80	(0.09)		—	(0.09)
Year Ended December 31, 2009	$8.32	0.06	2.55	2.61	—		—	—
Class C
Six Months Ended June 30, 2014 (Unaudited)	$14.68	0.09	0.43	0.52	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.39	0.18	1.00	1.18	(0.14)		(0.75)	(0.89)
Year Ended December 31, 2012	$12.91	0.22	1.39	1.61	(0.13)		—	(0.13)
Year Ended December 31, 2011	$12.62	0.18	0.31	0.49	(0.20)		—	(0.20)
Year Ended December 31, 2010	$10.91	0.10	1.68	1.78	(0.07)		—	(0.07)
Year Ended December 31, 2009	$8.33	0.03	2.55	2.58	—		—	—
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$14.46	0.16	0.43	0.59	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.19	0.36	0.95	1.31	(0.29)		(0.75)	(1.04)
Year Ended December 31, 2012 (f)	$14.08	0.09	0.28	0.37	(0.26)		—	(0.26)
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$14.47	0.16	0.44	0.60	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.19	0.37	0.96	1.33	(0.30)		(0.75)	(1.05)
Year Ended December 31, 2012 (g)	$14.08	0.09	0.27	0.36	(0.25)		—	(0.25)
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$14.46	0.16	0.44	0.60	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.18	0.33	1.01	1.34	(0.31)		(0.75)	(1.06)
Year Ended December 31, 2012 (h)	$14.08	0.09	0.27	0.36	(0.26)		—	(0.26)
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$14.40	0.16	0.43	0.59	(0.02)		(0.06)	(0.08)
Year Ended December 31, 2013	$14.13	0.32	0.99	1.31	(0.29)		(0.75)	(1.04)
Year Ended December 31, 2012	$12.67	0.34	1.39	1.73	(0.27)		—	(0.27)
Year Ended December 31, 2011	$12.44	0.31	0.29	0.60	(0.37)		—	(0.37)
Year Ended December 31, 2010	$10.80	0.21	1.66	1.87	(0.23)		—	(0.23)
Year Ended December 31, 2009	$8.19	0.13	2.51	2.64	(0.03)		—	(0.03)
Notes to Financial Highlights

(a)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Rounds to zero.

(f)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(g)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return (a)	Total gross expenses (b)		Total net expenses (b)		Net investment income		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	$15.07	3.89%	0.51	%(c)	0.50	%(c)	1.97	%(c)	49%	$504,900
Year Ended December 31, 2013	$14.58	9.07%	0.52%		0.50%		1.91%		92%	$513,293
Year Ended December 31, 2012	$14.29	13.34%	0.58%		0.50	%(d)	2.28%		109%	$323,750
Year Ended December 31, 2011	$12.82	4.62%	0.67%		0.50	%(d)	2.17%		130%	$79,744
Year Ended December 31, 2010	$12.58	17.28%	0.72%		0.50	%(d)	1.64%		118%	$44,527
Year Ended December 31, 2009	$10.90	31.98%	0.78%		0.50	%(d)	1.17%		17%	$42,976
Class B
Six Months Ended June 30, 2014 (Unaudited)	$15.14	3.65%	1.15	%(c)	1.00	%(c)	1.48	%(c)	49%	$1,553
Year Ended December 31, 2013	$14.68	8.49%	1.15%		1.00%		1.29%		92%	$2,263
Year Ended December 31, 2012	$14.39	12.78%	1.16%		1.00	%(d)	1.47%		109%	$4,480
Year Ended December 31, 2011	$12.91	4.19%	1.23%		1.00	%(d)	1.18%		130%	$11,318
Year Ended December 31, 2010	$12.64	16.64%	1.28%		1.00	%(d)	1.10%		118%	$28,752
Year Ended December 31, 2009	$10.93	31.37%	1.32%		1.00	%(d)	0.64%		17%	$32,758
Class C
Six Months Ended June 30, 2014 (Unaudited)	$15.12	3.52%	1.26	%(c)	1.25	%(c)	1.22	%(c)	49%	$418,087
Year Ended December 31, 2013	$14.68	8.23%	1.27%		1.25%		1.16%		92%	$430,173
Year Ended December 31, 2012	$14.39	12.52%	1.32%		1.25	%(d)	1.56%		109%	$253,641
Year Ended December 31, 2011	$12.91	3.87%	1.43%		1.25	%(d)	1.40%		130%	$33,378
Year Ended December 31, 2010	$12.62	16.43%	1.49%		1.25	%(d)	0.88%		118%	$21,866
Year Ended December 31, 2009	$10.91	30.97%	1.55%		1.25	%(d)	0.39%		17%	$21,090
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$14.97	4.06%	0.26	%(c)	0.25	%(c)	2.21	%(c)	49%	$19,261
Year Ended December 31, 2013	$14.46	9.26%	0.28%		0.25%		2.39%		92%	$14,651
Year Ended December 31, 2012 (f)	$14.19	2.60%	0.42	%(c)	0.25	%(c)(d)	4.59	%(c)	109%	$15
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$14.99	4.12%	0.24	%(c)	0.23	%(c)	2.21	%(c)	49%	$3,105
Year Ended December 31, 2013	$14.47	9.35%	0.25%		0.23%		2.44%		92%	$979
Year Ended December 31, 2012 (g)	$14.19	2.58%	0.35	%(c)	0.27	%(c)(d)	4.60	%(c)	109%	$3
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$14.98	4.13%	0.19	%(c)	0.18	%(c)	2.30	%(c)	49%	$409
Year Ended December 31, 2013	$14.46	9.46%	0.14%		0.14%		2.23%		92%	$3
Year Ended December 31, 2012 (h)	$14.18	2.55%	0.30	%(c)	0.22	%(c)(d)	4.63	%(c)	109%	$3
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$14.91	4.07%	0.25	%(c)	0.25	%(c)	2.22	%(c)	49%	$349,640
Year Ended December 31, 2013	$14.40	9.30%	0.26%		0.25%		2.14%		92%	$375,444
Year Ended December 31, 2012	$14.13	13.69%	0.30%		0.25	%(d)	2.48%		109%	$292,732
Year Ended December 31, 2011	$12.67	4.85%	0.34%		0.25	%(d)	2.43%		130%	$65,167
Year Ended December 31, 2010	$12.44	17.58%	0.37%		0.25	%(d)	1.87%		118%	$36,130
Year Ended December 31, 2009	$10.80	32.29%	0.39%		0.25	%(d)	1.48%		17%	$41,765
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn Emerging Markets FundSM

		Income from Investment Operations				Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Total Distributions to Shareholders	Net Asset Value, End of Period
Class A
Six Months Ended June 30, 2014 (Unaudited)	$13.37	0.03		0.41	0.44	(0.01)	(0.01)	$13.80
Year Ended December 31, 2013	$12.04	0.07		1.34	1.41	(0.08)	(0.08)	$13.37
Year Ended December 31, 2012	$9.26	0.08		2.78	2.86	(0.08)	(0.08)	$12.04
Year Ended December 31, 2011 (e)	$10.00	(0.00	)(f)	(0.74)	(0.74)	—	—	$9.26
Class C
Six Months Ended June 30, 2014 (Unaudited)	$13.32	(0.03)		0.41	0.38	—	—	$13.70
Year Ended December 31, 2013	$12.01	(0.03)		1.34	1.31	—	—	$13.32
Year Ended December 31, 2012	$9.24	(0.02)		2.79	2.77	—	—	$12.01
Year Ended December 31, 2011 (h)	$10.00	(0.02)		(0.74)	(0.76)	—	—	$9.24
Class I
Six Months Ended June 30, 2014 (Unaudited)	$13.41	0.02		0.44	0.46	(0.01)	(0.01)	$13.86
Year Ended December 31, 2013	$12.08	0.08		1.37	1.45	(0.12)	(0.12)	$13.41
Year Ended December 31, 2012	$9.29	0.11		2.80	2.91	(0.12)	(0.12)	$12.08
Year Ended December 31, 2011 (i)	$10.00	0.01		(0.72)	(0.71)	—	—	$9.29
Class R4
Six Months Ended June 30, 2014 (Unaudited)	$13.49	0.04		0.42	0.46	(0.01)	(0.01)	$13.94
Year Ended December 31, 2013	$12.14	0.12		1.35	1.47	(0.12)	(0.12)	$13.49
Year Ended December 31, 2012 (j)	$11.44	(0.01)		0.81	0.80	(0.10)	(0.10)	$12.14
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$13.48	0.05		0.41	0.46	(0.01)	(0.01)	$13.93
Year Ended December 31, 2013	$12.14	0.12		1.34	1.46	(0.12)	(0.12)	$13.48
Year Ended December 31, 2012 (k)	$11.44	(0.00	)(f)	0.81	0.81	(0.11)	(0.11)	$12.14
Class Y
Six Months Ended June 30, 2014 (Unaudited)	$13.36	0.04		0.42	0.46	(0.01)	(0.01)	$13.81
Year Ended December 31, 2013(l)	$12.22	0.07		1.20	1.27	(0.13)	(0.13)	$13.36
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$13.40	0.04		0.41	0.45	(0.01)	(0.01)	$13.84
Year Ended December 31, 2013	$12.07	0.11		1.33	1.44	(0.11)	(0.11)	$13.40
Year Ended December 31, 2012	$9.28	0.12		2.79	2.91	(0.12)	(0.12)	$12.07
Year Ended December 31, 2011 (m)	$10.00	0.01		(0.73)	(0.72)	—	—	$9.28
Notes to Financial Highlights

(a)  Annualized.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(d)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(e)  Class A shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(f)  Rounds to zero.

(g)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(h)  Class C shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(i)  Class I shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(j)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(k)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(l)  Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.

(m)  Class Z shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.
See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Total Return		Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	3.28%		1.58	%(a)(b)	1.58	%(a)(b)	0.40	%(a)	14%	$254,044
Year Ended December 31, 2013	11.73	%(c)	1.80	%(b)	1.76	%(b)	0.52%		36%	$177,158
Year Ended December 31, 2012	30.86	%(c)	6.42	%(b)	1.77	%(b)(d)	0.77%		30%	$3,103
Year Ended December 31, 2011 (e)	(7.40	)%(c)	20.13	%(a)	1.85	%(a)(g)	(0.01	)%(a)	9%	$332
Class C
Six Months Ended June 30, 2014 (Unaudited)	2.85%		2.33	%(a)(b)	2.33	%(a)(b)	(0.39	)%(a)	14%	$45,714
Year Ended December 31, 2013	10.91	%(c)	2.55	%(b)	2.51	%(b)	(0.23)%		36%	$32,636
Year Ended December 31, 2012	29.98	%(c)	7.18	%(b)	2.56	%(b)(d)	(0.15)%		30%	$615
Year Ended December 31, 2011 (h)	(7.60	)%(c)	25.06	%(a)	2.60	%(a)(g)	(0.68	)%(a)	9%	$127
Class I
Six Months Ended June 30, 2014 (Unaudited)	3.42%		1.21	%(a)(b)	1.21	%(a)(b)	0.26	%(a)	14%	$3
Year Ended December 31, 2013	12.06	%(c)	1.73	%(b)	1.39	%(b)	0.65%		36%	$7
Year Ended December 31, 2012	31.39	%(c)	6.18	%(b)	1.41	%(b)(d)	1.05%		30%	$6
Year Ended December 31, 2011 (i)	(7.10	)%(c)	19.31	%(a)	1.41	%(a)(g)	0.17	%(a)	9%	$5
Class R4
Six Months Ended June 30, 2014 (Unaudited)	3.40%		1.28	%(a)(b)	1.28	%(a)(b)	0.59	%(a)	14%	$14,513
Year Ended December 31, 2013	12.13	%(c)	1.44	%(b)	1.44	%(b)	0.92%		36%	$13,583
Year Ended December 31, 2012 (j)	7.04	%(c)	5.86	%(a)(b)	1.54	%(a)(b)(d)	(0.31	)%(a)	30%	$16
Class R5
Six Months Ended June 30, 2014 (Unaudited)	3.40%		1.27	%(a)(b)	1.27	%(a)(b)	0.71	%(a)	14%	$23,713
Year Ended December 31, 2013	12.07	%(c)	1.42	%(b)	1.42	%(b)	0.94%		36%	$13,625
Year Ended December 31, 2012 (k)	7.11	%(c)	5.81	%(a)(b)	1.46	%(a)(b)(d)	(0.22	)%(a)	30%	$3
Class Y
Six Months Ended June 30, 2014 (Unaudited)	3.43%		1.23	%(a)(b)	1.23	%(a)(b)	0.58	%(a)	14%	$3
Year Ended December 31, 2013(l)	10.43	%(c)	1.36	%(a)(b)	1.36	%(a)(b)	0.97	%(a)	36%	$3
Class Z
Six Months Ended June 30, 2014 (Unaudited)	3.35%		1.35	%(a)(b)	1.35	%(a)(b)	0.57	%(a)	14%	$236,866
Year Ended December 31, 2013	11.92	%(c)	1.58	%(b)	1.54	%(b)	0.89%		36%	$177,693
Year Ended December 31, 2012	31.35	%(c)	6.15	%(b)	1.46	%(b)(d)	1.07%		30%	$6,846
Year Ended December 31, 2011 (m)	(7.20	)%(c)	19.52	%(a)	1.46	%(a)(g)	0.15	%(a)	9%	$2,765
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn European FundSM

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income		Net realized gains		Total Distributions to Shareholders
Class A
Six Months Ended June 30, 2014 (Unaudited)	$15.68	0.16	0.20	0.36	(0.00	)(b)	(0.08)		(0.08)
Year Ended December 31, 2013	$11.76	(0.02)	3.97	3.95	(0.01)		(0.02)		(0.03)
Year Ended December 31, 2012	$9.43	0.03	2.37	2.40	(0.07)		(0.00	)(b)	(0.07)
Year Ended December 31, 2011 (f)	$10.00	(0.03)	(0.46)	(0.49)	(0.06)		(0.02)		(0.08)
Class C
Six Months Ended June 30, 2014 (Unaudited)	$15.54	0.12	0.19	0.31	—		(0.08)		(0.08)
Year Ended December 31, 2013	$11.73	(0.15)	3.98	3.83	—		(0.02)		(0.02)
Year Ended December 31, 2012	$9.44	(0.15)	2.46	2.31	(0.02)		(0.00	)(b)	(0.02)
Year Ended December 31, 2011 (h)	$10.00	(0.06)	(0.45)	(0.51)	(0.03)		(0.02)		(0.05)
Class I
Six Months Ended June 30, 2014 (Unaudited)	$15.67	0.09	0.29	0.38	(0.00	)(b)	(0.08)		(0.08)
Year Ended December 31, 2013	$11.75	0.12	3.88	4.00	(0.06)		(0.02)		(0.08)
Year Ended December 31, 2012	$9.43	0.10	2.32	2.42	(0.10)		(0.00	)(b)	(0.10)
Year Ended December 31, 2011 (i)	$10.00	(0.02)	(0.46)	(0.48)	(0.07)		(0.02)		(0.09)
Class R4
Six Months Ended June 30, 2014 (Unaudited)(j)	$15.85	0.01	0.18	0.19	—		—		—
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$15.82	0.18	0.20	0.38	(0.00	)(b)	(0.08)		(0.08)
Year Ended December 31, 2013	$11.86	(0.04)	4.06	4.02	(0.04)		(0.02)		(0.06)
Year Ended December 31, 2012 (k)	$11.19	(0.02)	0.77	0.75	(0.08)		—		(0.08)
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$15.68	0.18	0.20	0.38	(0.00	)(b)	(0.08)		(0.08)
Year Ended December 31, 2013	$11.76	0.11	3.88	3.99	(0.05)		(0.02)		(0.07)
Year Ended December 31, 2012	$9.44	0.08	2.34	2.42	(0.10)		(0.00	)(b)	(0.10)
Year Ended December 31, 2011 (l)	$10.00	(0.02)	(0.46)	(0.48)	(0.06)		(0.02)		(0.08)
Notes to Financial Highlights

(a)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(b)  Rounds to zero.

(c)  Annualized.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(f)  Class A shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(g)  The benefits derived from custody fees paid indirectly had an impact of 0.02%.

(h)  Class C shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(i)  Class I shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(j)  Class R4 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.

(k)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(l)  Class Z shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return (a)	Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2014 (Unaudited)	$15.96	2.31%	2.04	%(c)(d)	1.75	%(c)(d)	2.01	%(c)	12%	$37,075
Year Ended December 31, 2013	$15.68	33.64%	3.33	%(d)	1.74	%(d)	(0.11)%		42%	$19,078
Year Ended December 31, 2012	$11.76	25.46%	12.35	%(d)	1.61	%(d)(e)	0.23%		37%	$453
Year Ended December 31, 2011 (f)	$9.43	(4.97)%	33.59	%(c)	1.75	%(c)(g)	(0.84	)%(c)	17%	$154
Class C
Six Months Ended June 30, 2014 (Unaudited)	$15.77	1.97%	2.81	%(c)(d)	2.50	%(c)(d)	1.51	%(c)	12%	$4,771
Year Ended December 31, 2013	$15.54	32.63%	4.19	%(d)	2.50	%(d)	(1.10)%		42%	$1,400
Year Ended December 31, 2012	$11.73	24.46%	12.83	%(d)	2.32	%(d)(e)	(1.33)%		37%	$89
Year Ended December 31, 2011 (h)	$9.44	(5.14)%	35.79	%(c)	2.50	%(c)(g)	(1.66	)%(c)	17%	$5
Class I
Six Months Ended June 30, 2014 (Unaudited)	$15.97	2.43%	1.70	%(c)(d)	1.46	%(c)(d)	1.16	%(c)	12%	$3
Year Ended December 31, 2013	$15.67	34.06%	3.99	%(d)	1.41	%(d)	0.88%		42%	$8
Year Ended December 31, 2012	$11.75	25.71%	12.05	%(d)	1.31	%(d)(e)	0.94%		37%	$6
Year Ended December 31, 2011 (i)	$9.43	(4.81)%	30.00	%(c)	1.31	%(c)(g)	(0.47	)%(c)	17%	$5
Class R4
Six Months Ended June 30, 2014 (Unaudited)(j)	$16.04	1.20%	3.48	%(c)(d)	1.49	%(c)(d)	3.95	%(c)	12%	$3
Class R5
Six Months Ended June 30, 2014 (Unaudited)	$16.12	2.41%	1.76	%(c)(d)	1.52	%(c)(d)	2.29	%(c)	12%	$3,664
Year Ended December 31, 2013	$15.82	33.97%	2.76	%(d)	1.51	%(d)	(0.29)%		42%	$1,891
Year Ended December 31, 2012 (k)	$11.86	6.70%	14.07	%(c)(d)	1.36	%(c)(d)(e)	(1.07	)%(c)	37%	$3
Class Z
Six Months Ended June 30, 2014 (Unaudited)	$15.98	2.43%	1.80	%(c)(d)	1.50	%(c)(d)	2.27	%(c)	12%	$17,834
Year Ended December 31, 2013	$15.68	33.98%	3.98	%(d)	1.45	%(d)	0.83%		42%	$4,407
Year Ended December 31, 2012	$11.76	25.66%	12.07	%(d)	1.33	%(d)(e)	0.76%		37%	$2,727
Year Ended December 31, 2011 (l)	$9.44	(4.78)%	30.26	%(c)	1.37	%(c)(g)	(0.52	)%(c)	17%	$1,516
Notes to Financial Highlights

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Notes to Financial Statements (Unaudited)

1.  Nature of Operations

Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.

Columbia Thermostat Fund pursues its investment objective by investing in shares of other mutual funds. As a "fund of funds" under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated stock and bond mutual funds (underlying portfolio funds) according to the current level of the Standard & Poor's (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.

Each Fund may issue an unlimited number of shares. Columbia Acorn Fund, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select each currently offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class Y and Class Z shares. Columbia Acorn International currently offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Thermostat Fund currently offers Class A, Class B, Class C, Class R4, Class R5, Class Y and Class Z shares. Columbia Acorn Emerging Markets Fund currently offers Class A, Class C, Class I, Class R4, Class R5, Class Y and Class Z shares. Columbia Acorn European Fund currently offers Class A, Class C, Class I, Class R4, Class R5 and Class Z shares. Effective February 29, 2008, the Funds generally no longer accept investments by new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Effective as of the close of business on July 11, 2014, Columbia Acorn Emerging Markets Fund is closed to most new investors and new accounts, subject to certain limited exceptions described in the Fund's prospectus, as supplemented on June 12, 2014.

Class A shares are sold with a front-end sales charge. Class A shares bought without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are redeemed within 12 months of purchase, and a 0.50% CDSC if the shares are redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Class B shares are subject to CDSC if redeemed within six years of purchase. Class B shares will convert to Class A shares automatically eight years after purchase.

Class C shares are offered at net asset value but are subject to a CDSC on redemptions made within one year after purchase.

Class I, Class R, Class R4, Class R5 and Class Y shares are offered at net asset value. There are certain restrictions on who may purchase these share classes. Class R4 shares commenced operations on June 25, 2014 for Columbia Acorn European Fund.

Class Z shares are offered at net asset value. There are certain restrictions on who may purchase Class Z shares. Generally, Class Z shares of a Fund may be exchanged for shares of another fund distributed by Columbia Management Investment Distributors, Inc. (CMID) at no additional charge.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds' share classes have equal rights with respect to voting, subject to Fund or class specific matters.

2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

>Security valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees (the Board). With respect to Columbia Thermostat Fund, investments in portfolio funds are valued at their net asset values as reported by the portfolio funds. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual funds and exchange traded funds are valued at their closing net asset value as reported to the applicable exchange.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security. A security for which there is no reported sale on the valuation date is valued at the mean of the latest bid and ask quotations.

>Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

>Restricted securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board.

>Derivative instruments

Columbia Acorn International Select invests in forward foreign currency exchange contracts on a limited basis, as detailed below. Forward foreign currency exchange contracts are derivative instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, in this case, currencies. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract and the potential for market movements, which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

The put option held at June 30, 2014 was acquired through a transaction between each of Columbia Acorn International, Columbia Acorn International Select and Columbia Acorn Emerging Markets Fund and the controlling shareholder of Archipelago Resources (the "Controlling Shareholder") in connection with the delisting of the shares of Archipelago Resources in 2013 and the anticipated restructuring of Archipelago Resources into a new company during 2014 ("New Co"). Normally, a put option would be bought to decrease a Fund's exposure to the underlying stock. However, in this case, the put option related to the proposed restructuring of Archipelago Resources provides each Fund with the ability to sell its shares back to the Controlling Shareholder at an agreed upon price or to convert the shares held in Archipelago Resources into shares of New Co based upon the terms of the put option agreement between each Fund and the Controlling Shareholder.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

>Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. Columbia Acorn International Select utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods. The Fund's use of forward foreign currency exchange contracts was not material to the net assets of the Fund.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as

Columbia Acorn Family of Funds

Notes to Financial Statements (Unaudited), continued

unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statements of Assets and Liabilities.

>Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the gross and net amount of assets and liabilities of Columbia Acorn International Select available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2014:

Columbia Acorn International Select

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount(b)
Liability Derivatives:
Forward foreign currency exchange contracts	$63,164	$—	$63,164	$—	$—	$—	$63,164

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

>Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn International, Columbia Acorn International Select and Columbia Acorn Emerging Markets Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Statements of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Acorn International®

The following table indicates the effect of derivative instruments in the Statements of Operations for the six months ended June 30, 2014:

Change in Unrealized Appreciation (Depreciation) on
Derivatives Recognized in Income

Risk Exposure Category	Affiliated options
Equity risk	$(2,630,029)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average market value*
Option contract	$1,059,127

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Columbia Acorn International SelectSM

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Liability Derivatives
Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange risk	Unrealized depreciation on
	forward foreign currency
	exchange contracts	$63,164

The following table indicates the effect of derivative instruments in the Statements of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on
Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange risk	$(20,909)

Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Unaffiliated options	Total
Equity risk	$—	$(985,539)	$(985,539)
Foreign exchange risk	(128,982)	—	(128,982)
Total	$(128,982)	$(985,539)	$(1,114,521)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average market value*
Option contract	$396,882

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Derivative Instrument	Average unrealized appreciation*	Average unrealized depreciation*
Forward foreign currency exchange contracts	$—	$(130,352)

* Based on the ending quarterly outstanding amounts for the period ended June 30, 2014.

Columbia Acorn Emerging Markets FundSM

The following table indicates the effect of derivative instruments in the Statements of Operations for the six months ended June 30, 2014:

Change in Unrealized Appreciation (Depreciation) on
Derivatives Recognized in Income

Risk Exposure Category	Unaffiliated options
Equity risk	$(131,808)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average market value*
Option contract	$53,080

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

>Security transactions and investment income

Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.

Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.

The Funds may receive distributions from holdings in exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds' management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.

>Fund share valuation

Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.

>Securities lending

Each Fund, except Columbia Thermostat Fund, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have

Columbia Acorn Family of Funds

Notes to Financial Statements (Unaudited), continued

elected to invest the cash collateral in the Dreyfus Government Cash Management Fund. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds' lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2014 by each Fund is included in the Statements of Operations.

>Offsetting of Financial Assets

The following table presents each Fund's gross and net amount of assets available for offset under a securities lending agreement as well as the related collateral received by the Fund as of June 30, 2014:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Securities Collateral Received	Net Amount(b)
Securities Loaned
Columbia Acorn Fund	$308,680,544	$—	$308,680,544	$—	$308,680,544	$—	$—
Columbia Acorn International	187,288,900	—	187,288,900	—	187,288,900	—	—
Columbia Acorn USA	46,428,810	—	46,428,810	—	46,428,810	—	—
Columbia Acorn International Select	4,808,712	—	4,808,712	—	4,808,712	—	—
Columbia Acorn Select	12,729,465	—	12,729,465	—	12,729,465	—	—
Columbia Acorn Emgerging Markets Fund	12,191,201	—	12,191,201	—	12,191,201	—	—
Columbia Acorn European Fund	175,651	—	175,651	—	175,651	—	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

>Federal income taxes

It is each Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat Fund distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

>Foreign capital gains taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statements of Assets and Liabilities.

>Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date.

>Indemnification

In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the

Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

>Recent Accounting Pronouncement

Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 changes the accounting for transactions accounted for as secured borrowings and expands disclosure requirements related to securities lending and similar transactions. The disclosure requirements are effective for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforward, determined as of December 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2015	2016	No Expiration – Short-Term	Total
Columbia Acorn International®	$7,202,972	$44,771,683	$—	$51,974,655
Columbia Acorn Emerging Markets FundSM	—	—	3,304,889	3,304,889

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds have elected to treat the following late-year ordinary losses and post-October capital losses at December 31, 2013, as arising on January 1, 2014:

Fund	Late-Year Ordinary Losses	Post-October Capital Losses
Columbia Acorn® Fund	$2,167,445	$—
Columbia Acorn International SelectSM	2,686,548	—
Columbia Acorn SelectSM	15,928	1,243,045
Columbia Acorn Emerging Markets FundSM	—	2,434,757

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

4.  Transactions With Affiliates

Columbia Wanger Asset Management, LLC (CWAM) is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds' business affairs.

CWAM receives a monthly advisory fee based on each Fund's average daily net assets at the following annual rates:

Columbia Acorn® Fund

Average Daily Net Assets	Annual Fee Rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn USA®

Average Daily Net Assets	Annual Fee Rate
Up to $200 million	0.94%
$200 million to $500 million	0.89%
$500 million to $2 billion	0.84%
$2 billion to $3 billion	0.80%
$3 billion and over	0.70%

Columbia Acorn Family of Funds

Notes to Financial Statements (Unaudited), continued

Columbia Acorn International SelectSM

Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.94%
$500 million and over	0.90%

Columbia Acorn SelectSM

Average Daily Net Assets	Annual Fee Rate
Up to $700 million	0.85%
$700 million to $2 billion	0.80%
$2 billion to $3 billion	0.75%
$3 billion and over	0.70%

Columbia Thermostat FundSM

Annual Fee Rate
All Average Daily Net Assets	0.10%

Columbia Acorn Emerging Markets FundSM

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.25%
$100 million to $500 million	1.00%
$500 million and over	0.80%

Columbia Acorn European FundSM

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

For the six months ended June 30, 2014, the annualized effective investment advisory fee rates were as follows:

Fund
Columbia Acorn Fund®	0.64%
Columbia Acorn International®	0.75%
Columbia Acorn USA®	0.86%
Columbia Acorn International SelectSM	0.94%
Columbia Acorn SelectSM	0.84%
Columbia Thermostat FundSM	0.10%
Columbia Acorn Emerging Markets FundSM	1.04%
Columbia Acorn European FundSM	1.19%

>Expense limits

Columbia Management Investment Services Corp. (CMIS), a wholly owned subsidiary of Ameriprise Financial, voluntarily agreed to waive a portion of the total annual Fund operating expenses attributable to transfer agency fees incurred by Class A shares, Class B shares and Class C shares of Columbia Acorn International such that the Fund's total annual Fund operating expenses will be reduced by 0.04%, 0.03% and 0.02% for Class A, Class B and Class C shares of the Fund, respectively.

Effective May 1, 2014, CWAM has voluntarily agreed to reimburse expenses so that the Funds' ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund's investments in other investment companies, if any) after giving effect to any balance credits or overdraft charges from the Funds' custodian, do not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn International SelectSM	1.70%	2.20%	2.45%	1.37%	1.45%	1.42%	1.37%	1.45%
Columbia Acorn SelectSM	1.60%	2.10%	2.35%	1.22%	1.35%	1.27%	1.22%	1.35%

These arrangements may be modified or terminated by either the Funds or CWAM on 30 days notice.

Through April 30, 2014, CWAM voluntarily reimbursed expenses so that the Funds' ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund's investments in other investment companies, if any) after giving effect to any balance credits or overdraft charges from the Funds' custodian, did not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn International SelectSM	1.70%	2.20%	2.45%	1.31%	1.45%	1.36%	1.31%	1.45%
Columbia Acorn SelectSM	1.60%	2.10%	2.35%	1.23%	1.35%	1.28%	1.23%	1.35%

Effective May 1, 2014, CWAM has contractually agreed to waive fees and/or reimburse expenses through April 30, 2015, so that the Funds' ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund's investments in other investment companies, if any, and in the case of Columbia Thermostat Fund its underlying portfolio funds), do not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Thermostat FundSM	0.50%	1.00%	1.25%	—	0.25%	0.23%	0.18%	0.25%
Columbia Acorn Emerging Markets FundSM	1.85%	—	2.60%	1.46%	1.60%	1.51%	1.46%	1.60%
Columbia Acorn European FundSM	1.75%	—	2.50%	1.47%	1.50%*	1.52%	—	1.50%

* Effective June 25, 2014 (the commencement of operations of Columbia Acorn European Fund Class R4 shares) through April 30, 2015.

There is no guarantee that these agreements will continue thereafter.

Through April 30, 2014, CWAM contractually waived fees and/or reimburse expenses so that the Funds' ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund's investments in other investment companies, if any, and in the case of Columbia Thermostat Fund its underlying portfolio funds), did not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Thermostat FundSM	0.50%	1.00%	1.25%	—	0.25%	0.23%	0.18%	0.25%
Columbia Acorn Emerging Markets FundSM	1.85%	—	2.60%	1.54%	1.60%	1.59%	1.54%	1.60%
Columbia Acorn European FundSM	1.75%	—	2.50%	1.46%	—	1.51%	—	1.50%

Expenses reimbursed by CWAM and its affiliates for the six months ended June 30, 2014, were as follows:

Fund	Expenses Reimbursed
Columbia Acorn International®	$229,201
Columbia Acorn SelectSM	89
Columbia Thermostat FundSM	68,689
Columbia Acorn European FundSM	71,752

CWAM is contractually entitled to recoup from each of Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund any fees waived and/or expenses reimbursed with respect to any share class offered by Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund for a one year period following the date of such fee waiver and/or reimbursement, if such recovery does not cause the ordinary operating expenses of the Fund (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth above, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less.

CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:

Columbia Acorn Trust

Aggregate Average Daily Net Assets of the Trust:	Annual Fee Rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%

For the six months ended June 30, 2014, the annualized effective administration fee rate was 0.04% of each Fund's average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.

CMID, a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds.

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended June 30, 2014 are as follows:

	Underwriting Discounts	CDSCs
(Unaudited)	Class A	Class A	Class B	Class C
Columbia Acorn® Fund	$919,168	$6,429	$437	$13,750
Columbia Acorn International®	369,528	100	619	3,621
Columbia Acorn USA®	64,219	172	—	628
Columbia Acorn International SelectSM	25,296	1	—	730
Columbia Acorn SelectSM	32,009	17	38	980
Columbia Thermostat FundSM	667,856	5,688	53	57,237
Columbia Acorn Emerging Markets FundSM	247,167	21	—	3,583
Columbia Acorn European FundSM	57,415	—	—	324

Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares and a monthly distribution fee equal to 0.50%, 0.75% and 0.50%, annually, of the average daily net assets attributable to Class B, Class C and Class R

Columbia Acorn Family of Funds

Notes to Financial Statements (Unaudited), continued

shares, respectively. CMID receives no compensation with respect to Class R4, Class R5, Class Y and Class Z shares.

CMIS is the transfer agent of the Funds. CMIS receives monthly account-based service fees based on the number of open Fund accounts. Each Fund pays CMIS a monthly fee at the annual rate of $20.00 per open account. Subject to certain limitations, the Funds reimburse payments made by CMIS to financial intermediaries for the shareholder services that the intermediaries provide, in amounts that vary by share class and with the type of intermediary and type of shareholder services provided.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended June 30, 2014, the Funds' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A	Class B	Class C	Class R	Class R4	Class R5	Class Z
Columbia Acorn® Fund	0.12%	0.27%	0.07%	—%	0.12%	0.05%	0.08%
Columbia Acorn International®	0.16%	0.39%	0.13%	0.28%	0.18%	0.05%	0.07%
Columbia Acorn USA®	0.14%	0.53%	0.06%	—%	0.12%	0.05%	0.14%
Columbia Acorn International SelectSM	0.12%	0.26%	0.14%	—%	0.13%	0.05%	0.08%
Columbia Acorn SelectSM	0.12%	0.40%	0.09%	—%	0.19%	0.05%	0.10%
Columbia Thermostat FundSM	0.08%	0.22%	0.07%	—%	0.07%	0.05%	0.07%
Columbia Acorn Emerging Markets FundSM	0.11%	—%	0.12%	—%	0.07%	0.05%	0.13%
Columbia Acorn European FundSM	0.10%	—%	0.12%	—%	0.76%	0.05%	0.10%

Columbia Acorn International and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent to certain associated investment companies, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2014, Columbia Acorn International's total potential future obligation over the life of the Guaranty is $93,569. The liability remaining at June 30, 2014 for non-recurring charges associated with the lease amounted to $60,681 and is included within the "Payable for Other liabilities" in the Statements of Assets and Liabilities.

Certain officers and trustees of the Trust are also officers of CWAM. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM.

The Board has appointed a Chief Compliance Officer of the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Office of the Chief Compliance Officer.

The Trust offers a deferred compensation plan for its independent trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of the Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable in accordance with the plan.

An affiliated person of a Fund may include any company in which a Fund owns five percent or more of its outstanding voting shares during the year. On June 30, 2014, Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn Select and Columbia Thermostat Fund each held five percent or more of the outstanding voting securities of one or more companies or a company which is under common ownership or control with the Funds. Details of investments in those affiliated companies are presented on pages 38, 39, 50, 71 and 74 respectively.

For the six months ended June 30, 2014, the Funds engaged in purchase and sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and totaled as follows:

	Purchases	Sales
Columbia Acorn® Fund	$—	$8,120,000
Columbia Acorn International®	587,460	—
Columbia Acorn European FundSM	59,702	443,500

5.  Borrowing Arrangements

During the six months ended June 30, 2014, the Trust participated in a credit facility with JPMorgan Chase Bank, N.A., along with Wanger Advisors Trust, another trust managed by CWAM, in the amount of $150 million. The credit facility was entered into to facilitate portfolio liquidity. Under the facility, interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 1.00%. In addition, a commitment fee of 0.08% per annum of the unutilized line of credit is accrued and apportioned among the participating funds based on their relative net assets. The commitment fee is disclosed as a part of "Other expenses" in the Statements of Operations. The Trust expects to renew this line of credit for one year durations each July at then current market rates and terms.

No Fund had borrowings during the six months ended June 30, 2014.

6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2014, were:

	Purchases	Proceeds from Sales
Columbia Acorn® Fund	$1,741,716,266	$3,318,873,941
Columbia Acorn International®	1,361,440,698	1,289,840,504
Columbia Acorn USA®	110,729,682	304,788,888
Columbia Acorn International SelectSM	99,612,044	137,956,396
Columbia Acorn SelectSM	87,416,739	185,128,430
Columbia Thermostat FundSM	639,957,308	709,772,999
Columbia Acorn Emerging Markets FundSM	203,204,066	66,802,920
Columbia Acorn European FundSM	41,051,591	5,545,617

The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

7.  Shareholder Concentration

At June 30, 2014, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Fund	Number of unaffiliated accounts	Percentage of shares outstanding held – unaffiliated	Percentage of shares outstanding held – affiliated
Columbia Acorn® Fund	1	19.6%	—%
Columbia Acorn International®	3	38.8%	—%
Columbia Acorn USA®	4	62.8%	—%
Columbia Acorn International SelectSM	2	39.6%	—%
Columbia Acorn SelectSM	2	35.7%	12.8%
Columbia Thermostat FundSM	1	21.5%	23.1%
Columbia Acorn Emerging Markets FundSM	3	45.1%	22.0%
Columbia Acorn European FundSM	2	30.0%	40.1%

8.  Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, no items requiring adjustment of the financial statements or additional disclosure.

9.  Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements,

Columbia Acorn Family of Funds

Notes to Financial Statements (Unaudited), continued

fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Approval of the Advisory Agreement

Columbia Acorn Trust (the "Trust") has an investment advisory agreement (the "Advisory Agreement") with Columbia Wanger Asset Management, LLC ("Columbia WAM") under which Columbia WAM manages the Columbia Acorn Funds (each, a "Fund," and together, the "Funds"). More than 75% of the trustees of the Trust (the "Trustees") are persons who have no direct or indirect interest in the Advisory Agreement and are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"). The Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.

The Contract Committee (the "Committee") of the Board of Trustees (the "Board"), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with Columbia WAM's portfolio managers (as does the Board's Investment Performance Analysis Committee), and receives monthly reports from Columbia WAM on the performance of the Funds.

In connection with their most recent consideration of the Advisory Agreement for each Fund, the Committee and all Trustees received and reviewed a substantial amount of information provided by Columbia WAM, Columbia Management Investment Advisers, LLC ("Columbia Management") and Ameriprise Financial, Inc. ("Ameriprise") in response to written requests from the Independent Trustees and their independent legal counsel. In addition, the Trustees reviewed the Management Fee Evaluation dated June 2014 (the "Fee Evaluation") prepared by the Trust's chief compliance officer, senior vice president and general counsel, at the request of the Board. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from Columbia WAM, Columbia Management and Ameriprise.

During each meeting at which the Committee or the Independent Trustees considered the Advisory Agreement, they met in executive session with their independent legal counsel. The Committee also met with representatives of

Columbia WAM, Columbia Management and Ameriprise on several occasions. In all, the Committee convened formally on seven separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Committee's status reports, receive presentations from Columbia WAM, Columbia Management and Ameriprise representatives, and to discuss outstanding issues. In addition, the Investment Performance Analysis Committee of the Board, also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in a joint meeting with the Contract Committee, and presented its findings to the Board and the Committee throughout the year. The Compliance Committee of the Board also provided information to the Committee with respect to relevant matters.

The materials reviewed by the Committee and the Trustees included, among other items, (i) information on the investment performance of each Fund and of independently selected peer groups of funds and of the Funds' performance benchmarks over various time periods, (ii) information on each Fund's advisory fees and other expenses, including information comparing the Fund's fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints, (iii) data on sales and redemptions of Fund shares, and (iv) information on the profitability to Columbia WAM and Ameriprise, as well as potential "fall-out" or ancillary benefits that Columbia WAM and its affiliates may receive as a result of their relationships with the Funds. The Trustees also considered other information such as (i) Columbia WAM's financial condition, (ii) each Fund's investment objective and strategy, (iii) the size, education and experience of Columbia WAM's investment staff and its use of technology, external research and trading cost measurement tools, (iv) the portfolio manager compensation framework, (v) the allocation of the Funds' brokerage, and the use of "soft" commission dollars to pay for research products and services, (vi) Columbia WAM's risk management program, (vii) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) capacity restraints as a result of increasing size of certain of the Funds.

At a meeting held on June 4, 2014, the Board considered the Advisory Agreement but deferred a vote on continuation of the Agreement pending further discussions with Ameriprise and Columbia WAM on contract terms. At a subsequent meeting on July 8, 2014, upon the recommendation of the Committee, the Board unanimously approved the continuation of the Advisory Agreement. Because the Board's consideration of the Advisory Agreement occurred primarily in the period ended June 30, 2014, disclosure concerning the Board's approval of the Advisory Agreement is included in this semiannual report, although the final vote took place on July 8, 2014.

In considering the continuation of the Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the Advisory Agreement are discussed below.

Nature, quality and extent of services. The Trustees reviewed the nature, quality and extent of the services provided by Columbia WAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund and knowledge gained from meetings with management, which were held on at least a quarterly basis. In addition, the Trustees reviewed the available resources and key personnel of Columbia WAM and its affiliates, especially those providing investment management services to the Funds. The Trustees also considered other services provided to the Funds by Columbia WAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds' investment restrictions; producing shareholder reports; providing support services for the Board and committees of the Board; managing the Funds' securities lending program; communicating with shareholders; serving as the Funds' administrator; and overseeing the activities of the Funds' other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations.

The Trustees concluded that the nature, quality and extent of the services provided by Columbia WAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by Columbia WAM. They also concluded that Columbia WAM currently had sufficient personnel, with appropriate education and experience, to serve the Funds effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. The Trustees also considered the recent turnover in investment and operational personnel through announced retirements and Ameriprise's assurances that Columbia WAM would have sufficient investment management resources, including funds to hire additional analysts and other investment as well as operational personnel. The Trustees believed that Columbia WAM would have sufficient resources to attract new personnel to help improve performance. In addition, they considered the quality of Columbia WAM's compliance record.

Performance of the Funds. The Trustees received and considered detailed performance information at various meetings of the Board, the Committee and the Investment Performance Analysis Committee of the Board throughout the year. They reviewed information comparing each Fund's performance with that of its benchmark(s) and with the performance of comparable funds and peer groups as identified by Lipper Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"). The Trustees evaluated the performance of the Funds over various time periods, including over the one-, three- and five-year periods ending December 31, 2013 as well as longer periods in some cases. The Trustees also considered peer performance rankings for similar time periods although they generally focused more on the three-year period, or the since inception periods in the case of the two newer Funds, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund.

The Trustees noted that Columbia Acorn International had delivered excellent results versus its benchmark over the past one, three and five years, and had done so while exposing investors to less risk than competing funds, according to Morningstar, but had underperformed against its peers over the same periods. The Trustees noted that the decline in performance was being monitored closely by the Board and the Investment Performance Analysis Committee and that Columbia WAM had discussed with the Performance Committee a number of steps designed to enhance the Funds' performance.

The Trustees considered that Columbia Acorn International Select's performance was well below the median in the Lipper and Morningstar rankings, respectively, for the one-, three- and five-year periods. It substantially outperformed its benchmark, however, over the three-year period. The Trustees considered Columbia WAM's explanation for the underperformance, which focused, among other things, on risk aversion. The Trustees received a plan for improved performance of the Fund from Columbia WAM, which they would be monitoring.

The Trustees reviewed the performance for Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund and determined that these Funds had delivered excellent returns for the one-year period versus their respective Morningstar and Lipper peers and that the Columbia Acorn Emerging Markets Fund had outperformed its benchmark for the same period, while the Columbia Acorn European Fund had underperformed its benchmark. They also noted that the Funds' performance was subject to less risk, according to the Morningstar risk rankings.

The Trustees considered that the domestic Funds have had unsatisfactory results. Columbia Acorn Fund underperformed its peers over the one-, three- and five-year periods, ending December 31, 2013, and the Fund underperformed its benchmark during the same periods. The Trustees also evaluated the Fund's Morningstar risk ratings. They considered Columbia WAM's explanation for the Fund's underperformance, which was that the Fund's investment style—growth at a reasonable price—had been out of favor versus more growth-oriented approaches for a substantial period of time. The Trustees requested and received in 2013 a performance remediation plan from Columbia WAM that included portfolio manager changes, analyst process improvements, incentive compensation changes designed to reward outperformance, and other changes. As noted above, the Trustees also sought and received from Ameriprise additional resources for Columbia WAM to enable it to hire additional personnel or other resources for the specific purpose of improving performance. The Trustees understood that the remediation plan may take some time to bear fruit but believed it to be reasonably designed to improve Fund performance.

The Trustees considered that Columbia Acorn Select underperformed its peers and benchmark over the one- and three-year periods ending December 31, 2013 and exposed investors to more risk versus its peers. The Trustees considered, however, that Columbia Acorn Select had performed better over the five-year period against both its peers and benchmark, and the performance remediation plan instituted by Columbia WAM in 2013, as discussed above, to correct underperformance. The Trustees believed that Columbia WAM was devoting appropriate resources to Columbia Acorn Select's underperformance.

The Trustees considered that Columbia Acorn USA had underperformed its Lipper and Morningstar peer groups for the one- and three-year periods ending December 31, 2013 and underperformed Lipper peers in the five-year period, although it performed at the median of Morningstar peers. It performed under its benchmark for the one- and three-year periods, and above it for the five-year period. The Trustees also considered Columbia Acorn USA's risk ratings versus peers. The Trustees considered Columbia WAM's explanation for the Fund's underperformance, which was that the Fund's investment style—growth at a reasonable price—was out of favor with investors. The Trustees considered the performance remediation plan instituted by Columbia WAM, as discussed above under Columbia Acorn Fund, and believed it to be reasonably designed to improve the Fund's performance.

Columbia Thermostat Fund outperformed its stated benchmark, a 50/50 blend of the Fund's primary equity and debt benchmarks, over the five-year period ending December 31, 2013, and was close to that benchmark over three years. It enjoyed strong rankings from Morningstar and Lipper versus its peer groups over the five-year period, but less so over three years. The Trustees noted that more recent performance had declined versus both the benchmark and peers, although the Fund's risk rankings were satisfactory versus peers.

The Trustees concluded that Columbia WAM had taken and continued to take a number of corrective steps to improve performance of the underperforming Funds, that Columbia WAM had reported that these steps were being successfully implemented although still in process; and that the Investment Performance Analysis Committee of the Board was monitoring the underperforming Funds' performance closely. In addition the Trustees considered that the current and former Chief Investment Officer (the "CIO") of

Columbia WAM had reported to them at numerous Committee and Board meetings on the corrective steps being taken to improve performance, and Committee representatives met separately with the CIO on multiple occasions to discuss the underperforming Funds.

Costs of Services and Profits Realized by Columbia WAM. At various Committee and Board meetings, the Trustees examined detailed information on the fees and expenses of each Fund in comparison to information for comparable funds provided by Lipper and Morningstar. The Trustees reviewed data from Lipper and Morningstar and noted that in general the Funds' total net operating expenses were competitive with peers for Columbia Acorn Fund, Columbia Acorn International, Columbia International Select and Columbia Thermostat Fund and that Columbia Acorn USA, Columbia Acorn Select and Columbia Emerging Markets Fund had total net operating expenses that were lower than or at the median of Lipper peers but higher fees than Morningstar peers. They considered that Columbia Acorn European Fund had total net expenses that were less competitive with its peer groups.

The Trustees also took into account that: the actual advisory fees paid by Columbia Acorn Fund, Columbia Acorn International and Columbia Acorn International Select were lower than both their Morningstar and Lipper peer groups; the actual advisory fees paid by Columbia Acorn Select and Columbia Emerging Markets Fund were higher than the median advisory fee of the Funds' Lipper and Morningstar peer groups; the actual advisory fees paid by Columbia Acorn USA and Columbia Acorn European Fund were higher than the median advisory fees paid by the Funds' Morningstar peer groups but not their Lipper peer groups; and the actual advisory fee paid by Columbia Thermostat Fund was below the Fund's Morningstar peer group, but above the Lipper peer group.

The Trustees also reviewed the advisory fee rates charged by Columbia WAM for managing other investment companies, sub-advised funds and other institutional separate accounts, as detailed in materials provided to the Committee by Columbia WAM and in the Fee Evaluation. The Trustees noted that the Columbia Acorn Funds' advisory fees were generally comparable to the Columbia Wanger Funds' advisory fees at the same asset levels. The Trustees also examined Columbia WAM's institutional separate account fees for various investment strategies and determined that institutional account advisory fees tended to be lower than the Funds with parallel investment strategies. The Trustees noted that Columbia WAM performs significant additional services for the Funds that it does not provide to sub-advised funds or non-mutual fund clients, including administrative and fund accounting services, oversight of the Funds' other service providers, Trustee support, regulatory compliance and numerous other services, and that, in servicing the Funds, Columbia WAM assumes many legal and business risks that it does not assume in servicing many of its non-fund clients.

The Trustees concluded that the rates of advisory fees payable to Columbia WAM were reasonable in relation to the nature and quality of the services to be provided. The Trustees also concluded that the Funds' overall expense ratios were reasonable, considering the quality of the services provided by Columbia WAM and its affiliates and the investment performance of the Funds, taking into account Columbia WAM's continuing steps to improve performance of the underperforming domestic Funds.

The Trustees reviewed the analysis of the historic profitability of Columbia WAM in serving as each Fund's investment adviser and of Columbia WAM and its affiliates in their relationships with each Fund. The Committee and Trustees met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Trustees also considered the methodology used by Columbia WAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Trustees were also provided with profitability information from Lipper, which compared Columbia WAM's profitability to other similar investment advisers in the mutual fund industry. The Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Trustees evaluated Columbia WAM's profitability in light of the additional resources to be provided to it by Ameriprise to assist in improving performance.

Economies of Scale. At various Committee and Board meetings and other informal meetings, the Trustees considered information about the extent to which Columbia WAM realizes economies of scale in connection with an increase in Fund assets. The Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. The Trustees concluded that the fee structure of each Fund was reflective of a sharing of economies of scale between Columbia WAM and the Funds.

Other Benefits to Columbia WAM. The Trustees also reviewed benefits that accrue to Columbia WAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise and as outlined in the Fee Evaluation. They noted that the Funds' transfer agency services are performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which receives compensation from the Funds for its services provided. They considered that an affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. ("CMID"), serves as the Funds' distributor under a distribution agreement, and that it receives fees under the Columbia Acorn Trust's Rule 12b-1 Plan, most of which CMID pays to broker-dealers, but no fees for its services to the Columbia Wanger Funds. In addition, Columbia Management provides sub-administration services to the Funds. The Committee received information regarding the profitability of each Fund agreement with Columbia WAM affiliates. The Committee and the Board also reviewed information about and discussed the capabilities of each affiliated entity in performing its duties.

The Trustees considered other ways that the Funds and Columbia WAM may potentially benefit from their relationship with each other. For example, the Trustees considered Columbia WAM's use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of Columbia WAM. The Committee reviewed Columbia WAM's annual "soft dollar" report and met with representatives from Columbia WAM to review Columbia WAM's soft dollar spending. The Committee also considered that the Compliance Committee of the Board regularly reviewed third-party prepared reports that evaluated the quality of Columbia WAM's execution of the Funds' portfolio transactions. The Trustees noted that these reports showed that Columbia WAM's execution capabilities were generally better than industry peers. The Trustees determined that Columbia WAM's use of the Funds' "soft" commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that Columbia WAM benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from Columbia WAM's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Columbia WAM. Finally, the Trustees considered that Columbia WAM's affiliates benefit from management fees received from Columbia Thermostat's investment in other Columbia mutual funds.

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Trustees, including the Independent Trustees by separate vote, concluded that the continuation of the Advisory Agreement was in the best interest of each Fund. On July 8, 2014, the Trustees approved continuation of the Advisory Agreement through July 31, 2015.

Columbia Acorn Family of Funds Expense Information

as of 6/30/14

Columbia Acorn® Fund	Class A	Class B*	Class C	Class I	Class R	Class R4	Class R5	Class Y	Class Z
Management Fees	0.64%	0.64%	0.64%	0.64%		0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.18%	0.34%	0.13%	0.06%		0.18%	0.11%	0.06%	0.15%
Net Expense Ratio	1.07%	1.73%	1.77%	0.70%		0.82%	0.75%	0.70%	0.79%
Columbia Acorn International®
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.22%	0.46%	0.21%	0.10%	0.38%	0.28%	0.15%	0.10%	0.17%
Net Expense Ratio	1.22%	1.96%	1.96%	0.85%	1.63%	1.03%	0.90%	0.85%	0.92%
Columbia Acorn USA®
Management Fees	0.86%	0.86%	0.86%	0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.22%	0.60%	0.13%	0.02%		0.20%	0.13%	0.06%	0.21%
Net Expense Ratio	1.33%	2.21%	1.99%	0.88%		1.06%	0.99%	0.92%	1.07%
Columbia Acorn International SelectSM
Management Fees	0.94%	0.94%	0.94%	0.94%		0.94%	0.94%	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.27%	0.41%	0.29%	0.16%		0.28%	0.20%	0.15%	0.23%
Net Expense Ratio	1.46%	2.10%	2.23%	1.10%		1.22%	1.14%	1.09%	1.17%
Columbia Acorn SelectSM
Management Fees	0.84%	0.84%	0.84%	0.84%		0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.23%	0.50%	0.20%	0.10%		0.30%	0.16%	0.11%	0.20%
Net Expense Ratio	1.32%	2.09%	2.04%	0.94%		1.14%	1.00%	0.95%	1.04%
Columbia Thermostat FundSM
Management Fees	0.10%	0.10%	0.10%			0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%			0.00%	0.00%	0.00%	0.00%
Other Expenses	0.15%	0.15%	0.15%			0.15%	0.13%	0.08%	0.15%
Net Expense Ratio**	0.50%	1.00%	1.25%			0.25%	0.23%	0.18%	0.25%
Columbia Acorn Emerging Markets FundSM
Management Fees	1.04%		1.04%	1.04%		1.04%	1.04%	1.04%	1.04%
Distribution and Service (12b-1) Fees	0.25%		1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.29%		0.29%	0.17%		0.24%	0.23%	0.19%	0.31%
Net Expense Ratio	1.58%		2.33%	1.21%		1.28%	1.27%	1.23%	1.35%
Columbia Acorn European FundSM
Management Fees	1.19%		1.19%	1.19%		1.19%	1.19%		1.19%
Distribution and Service (12b-1) Fees	0.25%		1.00%	0.00%		0.00%	0.00%		0.00%
Other Expenses	0.31%		0.31%	0.27%		0.30%	0.33%		0.31%
Net Expense Ratio	1.75%		2.50%	1.46%		1.49%	1.52%		1.50%

    See the Funds' prospectuses for information on minimum initial investment amounts and other details of buying, selling and exchanging shares of the Funds.

    Fees and expenses are for the six months ended June 30, 2014. The fees and expenses of Columbia Acorn International Select and Columbia Acorn Select include the effect of the voluntary undertaking by Columbia Wanger Asset Management, LLC (CWAM) to reimburse each Fund so that the ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed annually each class' average daily net assets as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn International Select	1.70%	2.20%	2.45%	1.37%	1.45%	1.42%	1.37%	1.45%
Columbia Acorn Select	1.60%	2.10%	2.35%	1.22%	1.35%	1.27%	1.22%	1.35%

    These arrangements may be modified or terminated by either the Funds or CWAM on 30 days' notice.

    The fees and expenses of Columbia Thermostat Fund include the effect of CWAM's contractual undertaking to waive fees and/or reimburse expenses of the Fund so that the ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in underlying portfolio funds), do not exceed annually the rates of 0.50%, 1.00%, 1.25%, 0.25%, 0.23%, 0.18% and 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class R4, Class R5, Class Y and Class Z shares, respectively, through April 30, 2015. There is no guarantee that this agreement will continue thereafter.

    The fees and expenses of Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund include the effect of CWAM's contractual undertaking to waive fees and/or reimburse expenses of each Fund so that the ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any), of each Fund's Class A, Class C, Class I, Class R4, Class R5, Class Y (if offered) and Class Z shares through April 30, 2015, do not exceed annually each class' average daily net assets as follows:

Fund	Class A	Class C	Class I	Class R4		Class R5	Class Y	Class Z
Columbia Acorn Emerging Markets Fund	1.85%	2.60%	1.46%	1.60%		1.51%	1.46%	1.60%
Columbia Acorn European Fund	1.75%	2.50%	1.47%	1.50	%***	1.52%	—	1.50%

    There is no guarantee that these arrangements will continue thereafter.

    The fees and expenses of Columbia Acorn International include the effect of the voluntary undertaking by CMIS to waive a portion of total annual Fund operating expenses attributable to transfer agency expenses incurred by Class A, Class B and Class C shares of Columbia Acorn International such that the Fund's total annual Fund operating expenses will be reduced by 0.04%, 0.03% and 0.02% for Class A, Class B and Class C shares of the Fund, respectively.

  *  The Funds generally no longer accept investments by new or existing investors in Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

  **  Does not include estimated fees and expenses of 0.53% incurred by the Fund from the underlying portfolio funds in which it invests.

  ***  Effective June 25, 2014 (commencement of operations) through April 30, 2015.

Columbia Acorn Family of Funds

Trustees

Laura M. Born

Chair of the Board

Steven N. Kaplan

Vice Chair of the Board

Michelle L. Collins

Maureen M. Culhane

Margaret M. Eisen

John C. Heaton

Charles P. McQuaid

David J. Rudis

David B. Small

Ralph Wanger (Trustee Emeritus)

Officers

P. Zachary Egan

President

Robert A. Chalupnik

Vice President

Michael G. Clarke

Assistant Treasurer

Joseph F. DiMaria

Assistant Treasurer

William J. Doyle

Vice President

David L. Frank

Vice President

Fritz Kaegi

Vice President

John M. Kunka

Treasurer, Principal Financial and Accounting Officer

Stephen Kusmierczak

Vice President

Joseph C. LaPalm

Vice President

Charles P. McQuaid

Vice President

Louis J. Mendes III

Vice President

Robert A. Mohn

Vice President

Christopher J. Olson

Vice President

Christopher O. Petersen

Assistant Secretary

Scott R. Plummer

Assistant Secretary

Robert P. Scales

Chief Compliance Officer, Chief Legal Officer,
Senior Vice President and General Counsel

Andreas Waldburg-Wolfegg

Vice President

Linda K. Roth-Wiszowaty

Secretary

Investment Manager

Columbia Wanger Asset Management, LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606

1-800-922-6769

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent, Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P. O. Box 8081
Boston, Massachusetts 02266-8081

1-800-345-6611

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This report, including the schedules of investments, is submitted for the general information of the shareholders of Columbia Acorn Trust.

A description of the policies and procedures that the Funds use to determine how to vote proxies and a copy of the Funds' voting record are available (i) without charge, upon request, by calling 800-922-6769 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the Funds voted proxies relating to portfolio securities is also available at www.columbiamanagement.com under "About Us." From there, click on "Disclosures."

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' complete portfolio holdings are disclosed at www.columbiamanagement.com approximately 30 to 40 days after each month-end.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

Columbia Acorn Family of Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Wanger Asset Management, LLC.

Find out what's new – visit our web site at:

www.columbiamanagement.com

Our e-mail address is:

ServiceInquiries@ColumbiaManagement.com

Shareholders should not include personal information such as account numbers, Social Security numbers or taxpayer identification numbers in e-mail. We are unable to accept account transactions sent via e-mail.

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

PRESORTED

FIRST-CLASS MAIL

U.S. POSTAGE PAID

HOLLISTON, MA

PERMIT NO. 20

Columbia Management®

Columbia Acorn Family of Funds
Class A, B, C, I, R, R4, R5, Y and Z Shares

Semiannual Report, June 30, 2014

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

SAR110_12_D01_(08/14) 987042

Columbia Management®

Columbia Acorn Family of Funds
Class A, B, C, I, R, R4, R5, Y and Z Shares

Semiannual Report, June 30, 2014

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

SAR110_12_D01_(08/14) 987042

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	August 19, 2014

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	August 19, 2014